Vanguard® Total Corporate Bond ETF
Schedule of Investments (unaudited)
As of May 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Corporate Bonds (98.4%)
Communications (7.4%)
	Alphabet Inc.	4.000%	5/15/30	125	124
	Alphabet Inc.	1.100%	8/15/30	725	620
	Alphabet Inc.	4.500%	5/15/35	175	170
	Alphabet Inc.	2.050%	8/15/50	25	14
	Alphabet Inc.	5.250%	5/15/55	100	96
	Alphabet Inc.	2.250%	8/15/60	725	379
	Alphabet Inc.	5.300%	5/15/65	100	96
	America Movil SAB de CV	3.625%	4/22/29	430	414
	America Movil SAB de CV	6.125%	3/30/40	445	452
	America Movil SAB de CV	4.375%	7/16/42	200	165
	America Movil SAB de CV	4.375%	4/22/49	207	165
	AppLovin Corp.	5.125%	12/1/29	200	202
	AppLovin Corp.	5.500%	12/1/34	420	420
	AT&T Inc.	3.800%	2/15/27	250	247
	AT&T Inc.	1.650%	2/1/28	810	754
[1]	AT&T Inc.	4.100%	2/15/28	1,145	1,136
	AT&T Inc.	4.350%	3/1/29	225	224
[1]	AT&T Inc.	4.300%	2/15/30	275	272
[2]	AT&T Inc.	4.700%	8/15/30	50	50
	AT&T Inc.	2.750%	6/1/31	445	398
	AT&T Inc.	2.250%	2/1/32	300	255
	AT&T Inc.	2.550%	12/1/33	270	222
	AT&T Inc.	5.400%	2/15/34	780	791
	AT&T Inc.	4.500%	5/15/35	200	188
[2]	AT&T Inc.	5.375%	8/15/35	75	75
	AT&T Inc.	4.850%	3/1/39	200	185
	AT&T Inc.	6.000%	8/15/40	200	201
	AT&T Inc.	5.350%	9/1/40	200	190
	AT&T Inc.	5.550%	8/15/41	200	193
	AT&T Inc.	5.150%	3/15/42	200	182
	AT&T Inc.	4.650%	6/1/44	200	169
	AT&T Inc.	4.800%	6/15/44	255	218
	AT&T Inc.	4.350%	6/15/45	200	162
	AT&T Inc.	4.750%	5/15/46	200	171
[1]	AT&T Inc.	5.150%	11/15/46	240	216
	AT&T Inc.	5.650%	2/15/47	405	390
	AT&T Inc.	5.450%	3/1/47	265	246
	AT&T Inc.	4.500%	3/9/48	140	113
	AT&T Inc.	4.550%	3/9/49	200	162
	AT&T Inc.	5.150%	2/15/50	1,480	1,304
	AT&T Inc.	3.500%	9/15/53	1,500	997
	AT&T Inc.	3.550%	9/15/55	465	307
[2]	AT&T Inc.	6.050%	8/15/56	100	100
	AT&T Inc.	3.800%	12/1/57	1,500	1,027
	AT&T Inc.	3.650%	9/15/59	1,080	712
	AT&T Inc.	3.500%	2/1/61	200	125
	Baidu Inc.	3.625%	7/6/27	200	197
	Baidu Inc.	4.375%	3/29/28	200	199
	Baidu Inc.	4.875%	11/14/28	200	202
	Baidu Inc.	2.375%	8/23/31	200	177
	Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/54	200	184
	Booking Holdings Inc.	4.625%	4/13/30	475	477
	British Telecommunications plc	9.625%	12/15/30	375	457
	Charter Communications Operating LLC	5.050%	3/30/29	1,120	1,124
	Charter Communications Operating LLC	6.650%	2/1/34	200	210
	Charter Communications Operating LLC	6.550%	6/1/34	495	518
	Charter Communications Operating LLC	6.384%	10/23/35	100	103
	Charter Communications Operating LLC	5.375%	4/1/38	685	631
	Charter Communications Operating LLC	3.500%	6/1/41	200	140
	Charter Communications Operating LLC	6.484%	10/23/45	620	595
	Charter Communications Operating LLC	5.375%	5/1/47	200	168
	Charter Communications Operating LLC	5.750%	4/1/48	965	846

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Charter Communications Operating LLC	3.900%	6/1/52	1,440	948
Charter Communications Operating LLC	5.250%	4/1/53	119	98
Charter Communications Operating LLC	3.950%	6/30/62	1,195	739
Comcast Corp.	2.350%	1/15/27	260	252
Comcast Corp.	3.300%	2/1/27	845	831
Comcast Corp.	3.150%	2/15/28	300	291
Comcast Corp.	3.550%	5/1/28	1,195	1,171
Comcast Corp.	4.150%	10/15/28	200	199
Comcast Corp.	4.550%	1/15/29	200	201
Comcast Corp.	5.100%	6/1/29	200	205
Comcast Corp.	4.250%	10/15/30	740	729
Comcast Corp.	1.950%	1/15/31	200	173
Comcast Corp.	1.500%	2/15/31	205	173
Comcast Corp.	4.950%	5/15/32	75	75
Comcast Corp.	5.500%	11/15/32	200	207
Comcast Corp.	4.250%	1/15/33	200	190
Comcast Corp.	7.050%	3/15/33	200	225
Comcast Corp.	4.800%	5/15/33	200	197
Comcast Corp.	5.300%	6/1/34	250	252
Comcast Corp.	4.200%	8/15/34	200	186
Comcast Corp.	5.300%	5/15/35	175	175
Comcast Corp.	6.450%	3/15/37	150	162
Comcast Corp.	6.950%	8/15/37	810	908
Comcast Corp.	3.900%	3/1/38	270	228
Comcast Corp.	3.750%	4/1/40	200	162
Comcast Corp.	3.400%	7/15/46	1,175	814
Comcast Corp.	3.969%	11/1/47	1,005	752
Comcast Corp.	4.700%	10/15/48	200	168
Comcast Corp.	2.887%	11/1/51	160	95
Comcast Corp.	2.450%	8/15/52	1,640	868
Comcast Corp.	5.650%	6/1/54	200	190
Comcast Corp.	2.937%	11/1/56	1,085	619
Comcast Corp.	4.950%	10/15/58	335	280
Comcast Corp.	2.987%	11/1/63	25	14
Comcast Corp.	5.500%	5/15/64	730	664
Deutsche Telekom International Finance BV	8.750%	6/15/30	375	440
Discovery Communications LLC	3.950%	3/20/28	200	191
Discovery Communications LLC	4.125%	5/15/29	320	297
Discovery Communications LLC	6.350%	6/1/40	200	171
Discovery Communications LLC	5.200%	9/20/47	200	140
Discovery Communications LLC	4.650%	5/15/50	725	453
Electronic Arts Inc.	1.850%	2/15/31	165	142
Expedia Group Inc.	3.250%	2/15/30	200	187
Expedia Group Inc.	2.950%	3/15/31	200	179
Expedia Group Inc.	5.400%	2/15/35	200	197
FactSet Research Systems Inc.	2.900%	3/1/27	295	286
FactSet Research Systems Inc.	3.450%	3/1/32	200	180
Fox Corp.	5.476%	1/25/39	550	525
Fox Corp.	5.576%	1/25/49	200	183
Grupo Televisa SAB	5.250%	5/24/49	580	390
Interpublic Group of Cos. Inc.	4.650%	10/1/28	140	140
Interpublic Group of Cos. Inc.	3.375%	3/1/41	100	72
Interpublic Group of Cos. Inc.	5.400%	10/1/48	200	179
Meta Platforms Inc.	3.500%	8/15/27	125	123
Meta Platforms Inc.	4.800%	5/15/30	725	742
Meta Platforms Inc.	4.550%	8/15/31	560	562
Meta Platforms Inc.	3.850%	8/15/32	200	190
Meta Platforms Inc.	4.950%	5/15/33	200	202
Meta Platforms Inc.	4.450%	8/15/52	25	21
Meta Platforms Inc.	5.600%	5/15/53	250	244
Meta Platforms Inc.	5.400%	8/15/54	1,500	1,426
Meta Platforms Inc.	4.650%	8/15/62	290	239
Meta Platforms Inc.	5.750%	5/15/63	505	500
Netflix Inc.	4.900%	8/15/34	475	476
Orange SA	9.000%	3/1/31	805	972
Paramount Global	7.875%	7/30/30	1,210	1,333
Paramount Global	4.950%	1/15/31	325	315
Paramount Global	4.200%	5/19/32	200	180
Paramount Global	5.500%	5/15/33	195	186
Paramount Global	6.875%	4/30/36	150	153

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Paramount Global	4.375%	3/15/43	550	401
	Paramount Global	5.850%	9/1/43	170	146
	Paramount Global	5.250%	4/1/44	168	129
	Paramount Global	4.950%	5/19/50	76	57
	Rogers Communications Inc.	3.200%	3/15/27	1,175	1,149
	Rogers Communications Inc.	3.800%	3/15/32	490	449
	Rogers Communications Inc.	5.300%	2/15/34	100	98
	Rogers Communications Inc.	3.700%	11/15/49	1,110	776
	Rogers Communications Inc.	4.550%	3/15/52	250	196
	Sprint Capital Corp.	8.750%	3/15/32	725	869
	Take-Two Interactive Software Inc.	4.950%	3/28/28	685	692
	Take-Two Interactive Software Inc.	4.000%	4/14/32	200	187
	TCI Communications Inc.	7.125%	2/15/28	25	27
	Telefonica Emisiones SA	7.045%	6/20/36	125	137
	Telefonica Emisiones SA	5.213%	3/8/47	75	65
	Telefonica Emisiones SA	4.895%	3/6/48	795	653
	Telefonica Europe BV	8.250%	9/15/30	1,285	1,479
	TELUS Corp.	2.800%	2/16/27	600	582
	TELUS Corp.	3.400%	5/13/32	200	178
	TELUS Corp.	4.300%	6/15/49	630	472
	Time Warner Cable Enterprises LLC	8.375%	7/15/33	375	431
	Time Warner Cable LLC	6.550%	5/1/37	640	643
	Time Warner Cable LLC	5.875%	11/15/40	200	187
	Time Warner Cable LLC	4.500%	9/15/42	130	100
	T-Mobile USA Inc.	3.750%	4/15/27	270	267
	T-Mobile USA Inc.	2.050%	2/15/28	1,415	1,330
	T-Mobile USA Inc.	4.800%	7/15/28	310	313
	T-Mobile USA Inc.	4.850%	1/15/29	255	257
	T-Mobile USA Inc.	2.400%	3/15/29	200	185
	T-Mobile USA Inc.	4.200%	10/1/29	200	197
	T-Mobile USA Inc.	3.875%	4/15/30	400	386
	T-Mobile USA Inc.	2.550%	2/15/31	220	195
	T-Mobile USA Inc.	2.250%	11/15/31	245	210
	T-Mobile USA Inc.	5.125%	5/15/32	53	53
	T-Mobile USA Inc.	5.200%	1/15/33	200	201
	T-Mobile USA Inc.	5.050%	7/15/33	1,305	1,295
	T-Mobile USA Inc.	5.750%	1/15/34	200	207
	T-Mobile USA Inc.	5.150%	4/15/34	300	299
	T-Mobile USA Inc.	5.300%	5/15/35	300	299
	T-Mobile USA Inc.	4.375%	4/15/40	415	360
	T-Mobile USA Inc.	3.000%	2/15/41	85	61
	T-Mobile USA Inc.	3.400%	10/15/52	810	529
	T-Mobile USA Inc.	5.650%	1/15/53	59	56
	T-Mobile USA Inc.	5.750%	1/15/54	300	287
	T-Mobile USA Inc.	6.000%	6/15/54	1,235	1,226
	T-Mobile USA Inc.	5.875%	11/15/55	92	90
	T-Mobile USA Inc.	3.600%	11/15/60	340	220
[1]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	200	195
[1]	TWDC Enterprises 18 Corp.	2.950%	6/15/27	25	24
[1]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	1,500	988
	Uber Technologies Inc.	4.300%	1/15/30	225	222
	Uber Technologies Inc.	4.800%	9/15/34	45	43
	Uber Technologies Inc.	5.350%	9/15/54	265	241
	Verizon Communications Inc.	4.125%	3/16/27	25	25
	Verizon Communications Inc.	3.000%	3/22/27	200	195
	Verizon Communications Inc.	2.100%	3/22/28	540	508
	Verizon Communications Inc.	4.329%	9/21/28	1,195	1,192
	Verizon Communications Inc.	4.016%	12/3/29	300	293
	Verizon Communications Inc.	1.500%	9/18/30	295	252
	Verizon Communications Inc.	1.680%	10/30/30	225	193
	Verizon Communications Inc.	7.750%	12/1/30	1,290	1,477
	Verizon Communications Inc.	2.550%	3/21/31	200	177
	Verizon Communications Inc.	2.355%	3/15/32	310	264
	Verizon Communications Inc.	5.050%	5/9/33	200	200
	Verizon Communications Inc.	4.500%	8/10/33	170	163
	Verizon Communications Inc.	4.400%	11/1/34	200	187
	Verizon Communications Inc.	4.780%	2/15/35	620	597
	Verizon Communications Inc.	5.250%	4/2/35	233	232
	Verizon Communications Inc.	5.850%	9/15/35	305	317
	Verizon Communications Inc.	4.272%	1/15/36	525	477

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Verizon Communications Inc.	4.812%	3/15/39	345	319
	Verizon Communications Inc.	2.650%	11/20/40	400	276
	Verizon Communications Inc.	3.400%	3/22/41	400	303
	Verizon Communications Inc.	2.850%	9/3/41	200	139
	Verizon Communications Inc.	3.850%	11/1/42	200	157
	Verizon Communications Inc.	6.550%	9/15/43	200	216
	Verizon Communications Inc.	4.125%	8/15/46	230	180
	Verizon Communications Inc.	4.862%	8/21/46	502	437
	Verizon Communications Inc.	5.500%	3/16/47	200	189
	Verizon Communications Inc.	4.522%	9/15/48	200	165
	Verizon Communications Inc.	5.012%	4/15/49	350	313
	Verizon Communications Inc.	4.000%	3/22/50	200	149
	Verizon Communications Inc.	2.875%	11/20/50	790	479
	Verizon Communications Inc.	3.550%	3/22/51	200	140
	Verizon Communications Inc.	3.875%	3/1/52	200	145
	Verizon Communications Inc.	2.987%	10/30/56	365	214
	Verizon Communications Inc.	3.000%	11/20/60	1,195	685
	Verizon Communications Inc.	3.700%	3/22/61	275	185
	Vodafone Group plc	6.150%	2/27/37	245	258
	Vodafone Group plc	5.000%	5/30/38	1,345	1,270
	Vodafone Group plc	4.875%	6/19/49	350	293
	Vodafone Group plc	5.875%	6/28/64	200	186
	Walt Disney Co.	2.000%	9/1/29	715	652
	Walt Disney Co.	3.800%	3/22/30	415	405
	Walt Disney Co.	2.650%	1/13/31	425	387
	Walt Disney Co.	6.400%	12/15/35	75	83
	Walt Disney Co.	6.150%	3/1/37	810	868
	Walt Disney Co.	4.625%	3/23/40	200	186
	Walt Disney Co.	3.500%	5/13/40	200	161
	Walt Disney Co.	2.750%	9/1/49	65	40
	Walt Disney Co.	4.700%	3/23/50	250	217
	Walt Disney Co.	3.800%	5/13/60	490	346
	Warnermedia Holdings Inc.	3.755%	3/15/27	275	267
	Warnermedia Holdings Inc.	4.054%	3/15/29	895	834
	Warnermedia Holdings Inc.	4.279%	3/15/32	350	297
	Warnermedia Holdings Inc.	5.050%	3/15/42	200	144
	Warnermedia Holdings Inc.	5.141%	3/15/52	595	386
	Warnermedia Holdings Inc.	5.391%	3/15/62	1,040	668
					86,911
Consumer Discretionary (6.2%)
	Alibaba Group Holding Ltd.	4.500%	11/28/34	210	200
	Alibaba Group Holding Ltd.	4.000%	12/6/37	1,500	1,306
	Alibaba Group Holding Ltd.	2.700%	2/9/41	275	189
	Amazon.com Inc.	3.300%	4/13/27	200	197
	Amazon.com Inc.	1.200%	6/3/27	200	189
	Amazon.com Inc.	3.150%	8/22/27	275	269
	Amazon.com Inc.	1.650%	5/12/28	920	860
	Amazon.com Inc.	3.450%	4/13/29	310	303
	Amazon.com Inc.	4.650%	12/1/29	200	204
	Amazon.com Inc.	2.100%	5/12/31	1,295	1,140
	Amazon.com Inc.	3.600%	4/13/32	315	298
	Amazon.com Inc.	4.700%	12/1/32	200	202
	Amazon.com Inc.	4.800%	12/5/34	225	227
	Amazon.com Inc.	3.875%	8/22/37	1,300	1,156
	Amazon.com Inc.	4.950%	12/5/44	51	48
	Amazon.com Inc.	2.500%	6/3/50	1,350	793
	Amazon.com Inc.	3.950%	4/13/52	580	449
	Amazon.com Inc.	2.700%	6/3/60	280	157
	Amazon.com Inc.	4.100%	4/13/62	745	569
[1]	American Honda Finance Corp.	5.250%	7/7/26	150	151
[1]	American Honda Finance Corp.	1.300%	9/9/26	25	24
[1]	American Honda Finance Corp.	4.900%	7/9/27	450	453
[1]	American Honda Finance Corp.	4.450%	10/22/27	200	199
[1]	American Honda Finance Corp.	5.125%	7/7/28	200	203
	American Honda Finance Corp.	5.650%	11/15/28	200	207
[1]	American Honda Finance Corp.	2.250%	1/12/29	200	184
	American Honda Finance Corp.	4.900%	3/13/29	255	257
[1]	American Honda Finance Corp.	4.400%	9/5/29	200	198
	American Honda Finance Corp.	4.600%	4/17/30	200	199

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	American Honda Finance Corp.	5.850%	10/4/30	200	209
[1]	American Honda Finance Corp.	5.050%	7/10/31	200	201
[1]	American Honda Finance Corp.	4.850%	10/23/31	200	198
	Aptiv Swiss Holdings Ltd.	3.250%	3/1/32	200	176
	Aptiv Swiss Holdings Ltd.	5.150%	9/13/34	200	189
	Aptiv Swiss Holdings Ltd.	3.100%	12/1/51	620	355
	AutoNation Inc.	2.400%	8/1/31	220	186
	AutoNation Inc.	3.850%	3/1/32	200	181
	AutoZone Inc.	5.050%	7/15/26	496	499
	AutoZone Inc.	5.100%	7/15/29	215	219
	AutoZone Inc.	5.125%	6/15/30	70	71
	AutoZone Inc.	4.750%	8/1/32	200	196
	AutoZone Inc.	6.550%	11/1/33	200	217
	AutoZone Inc.	5.400%	7/15/34	215	217
	BorgWarner Inc.	4.950%	8/15/29	205	206
	BorgWarner Inc.	5.400%	8/15/34	210	209
[1]	Brown University	2.924%	9/1/50	200	127
	Brunswick Corp.	5.850%	3/18/29	325	330
	Brunswick Corp.	2.400%	8/18/31	200	165
	California Institute of Technology	4.321%	8/1/45	290	242
	Choice Hotels International Inc.	3.700%	1/15/31	780	711
	Darden Restaurants Inc.	4.350%	10/15/27	50	50
	Darden Restaurants Inc.	6.300%	10/10/33	200	212
	Dick's Sporting Goods Inc.	3.150%	1/15/32	200	176
	Dick's Sporting Goods Inc.	4.100%	1/15/52	25	17
	DR Horton Inc.	1.300%	10/15/26	50	48
	DR Horton Inc.	1.400%	10/15/27	200	186
	DR Horton Inc.	4.850%	10/15/30	50	50
	DR Horton Inc.	5.000%	10/15/34	280	273
	DR Horton Inc.	5.500%	10/15/35	108	108
[1]	Duke University	2.682%	10/1/44	355	248
[1]	Duke University	2.832%	10/1/55	200	120
	eBay Inc.	3.600%	6/5/27	240	236
	eBay Inc.	2.600%	5/10/31	220	195
	eBay Inc.	4.000%	7/15/42	340	268
[1]	Emory University	2.143%	9/1/30	375	333
[1]	Emory University	2.969%	9/1/50	225	142
	Ferguson Enterprises Inc.	5.000%	10/3/34	200	193
[1]	Ford Foundation	2.815%	6/1/70	70	38
	Ford Motor Co.	4.346%	12/8/26	102	101
	Ford Motor Co.	7.450%	7/16/31	1,010	1,073
	Ford Motor Co.	3.250%	2/12/32	200	165
	Ford Motor Co.	5.291%	12/8/46	680	536
	Ford Motor Credit Co. LLC	6.950%	6/10/26	1,440	1,456
	Ford Motor Credit Co. LLC	4.542%	8/1/26	200	197
	Ford Motor Credit Co. LLC	5.125%	11/5/26	200	198
	Ford Motor Credit Co. LLC	5.800%	3/5/27	200	200
	Ford Motor Credit Co. LLC	5.850%	5/17/27	200	200
	Ford Motor Credit Co. LLC	7.350%	11/4/27	80	82
	Ford Motor Credit Co. LLC	2.900%	2/16/28	1,525	1,412
	Ford Motor Credit Co. LLC	6.800%	5/12/28	225	230
	Ford Motor Credit Co. LLC	6.798%	11/7/28	615	628
	Ford Motor Credit Co. LLC	5.800%	3/8/29	25	25
	Ford Motor Credit Co. LLC	5.113%	5/3/29	225	216
	Ford Motor Credit Co. LLC	5.875%	11/7/29	225	222
	Ford Motor Credit Co. LLC	4.000%	11/13/30	530	472
	Ford Motor Credit Co. LLC	6.050%	3/5/31	360	353
	Ford Motor Credit Co. LLC	3.625%	6/17/31	200	172
	Ford Motor Credit Co. LLC	6.054%	11/5/31	185	180
	Ford Motor Credit Co. LLC	6.532%	3/19/32	100	100
	Ford Motor Credit Co. LLC	6.500%	2/7/35	200	195
	Fortune Brands Innovations Inc.	4.000%	3/25/32	200	184
	Fortune Brands Innovations Inc.	5.875%	6/1/33	305	313
	General Motors Co.	5.350%	4/15/28	75	76
	General Motors Co.	5.000%	10/1/28	200	200
	General Motors Co.	5.625%	4/15/30	175	176
	General Motors Co.	5.600%	10/15/32	495	493
	General Motors Co.	6.250%	4/15/35	100	101
	General Motors Co.	6.250%	10/2/43	225	214
	General Motors Co.	5.200%	4/1/45	420	349

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Motors Co.	6.750%	4/1/46	390	388
	General Motors Financial Co. Inc.	1.500%	6/10/26	395	382
	General Motors Financial Co. Inc.	2.350%	2/26/27	200	191
	General Motors Financial Co. Inc.	5.000%	7/15/27	50	50
	General Motors Financial Co. Inc.	6.000%	1/9/28	225	231
	General Motors Financial Co. Inc.	5.050%	4/4/28	300	301
	General Motors Financial Co. Inc.	2.400%	4/10/28	200	186
	General Motors Financial Co. Inc.	5.800%	6/23/28	235	240
	General Motors Financial Co. Inc.	5.350%	1/7/30	1,340	1,341
	General Motors Financial Co. Inc.	5.450%	7/15/30	50	50
	General Motors Financial Co. Inc.	5.600%	6/18/31	330	331
	General Motors Financial Co. Inc.	3.100%	1/12/32	300	259
	General Motors Financial Co. Inc.	6.400%	1/9/33	80	83
	General Motors Financial Co. Inc.	6.100%	1/7/34	305	307
	General Motors Financial Co. Inc.	5.950%	4/4/34	145	144
	General Motors Financial Co. Inc.	5.900%	1/7/35	1,235	1,219
	General Motors Financial Co. Inc.	6.150%	7/15/35	200	201
	Genuine Parts Co.	1.875%	11/1/30	720	614
[1]	George Washington University	4.126%	9/15/48	200	156
[1]	Georgetown University	2.943%	4/1/50	200	124
	GXO Logistics Inc.	1.650%	7/15/26	125	120
	GXO Logistics Inc.	2.650%	7/15/31	350	297
	Hasbro Inc.	3.550%	11/19/26	125	123
	Hasbro Inc.	3.500%	9/15/27	290	282
	Hasbro Inc.	3.900%	11/19/29	325	310
	Home Depot Inc.	5.150%	6/25/26	710	716
	Home Depot Inc.	2.125%	9/15/26	225	219
	Home Depot Inc.	4.950%	9/30/26	200	202
	Home Depot Inc.	2.875%	4/15/27	200	195
	Home Depot Inc.	2.800%	9/14/27	200	194
	Home Depot Inc.	1.500%	9/15/28	435	399
	Home Depot Inc.	3.900%	12/6/28	200	198
	Home Depot Inc.	4.900%	4/15/29	200	204
	Home Depot Inc.	4.750%	6/25/29	200	203
	Home Depot Inc.	1.875%	9/15/31	745	635
	Home Depot Inc.	3.250%	4/15/32	245	224
	Home Depot Inc.	4.500%	9/15/32	250	248
	Home Depot Inc.	4.950%	6/25/34	25	25
	Home Depot Inc.	5.875%	12/16/36	75	79
	Home Depot Inc.	5.400%	9/15/40	490	483
	Home Depot Inc.	4.875%	2/15/44	200	180
	Home Depot Inc.	4.400%	3/15/45	200	168
	Home Depot Inc.	4.250%	4/1/46	245	200
	Home Depot Inc.	4.500%	12/6/48	850	711
	Home Depot Inc.	2.375%	3/15/51	200	110
	Home Depot Inc.	4.950%	9/15/52	1,465	1,298
	Hyatt Hotels Corp.	5.050%	3/30/28	89	89
	Hyatt Hotels Corp.	5.250%	6/30/29	200	202
	Hyatt Hotels Corp.	5.750%	3/30/32	40	40
	JD.com Inc.	3.375%	1/14/30	450	427
[1]	Johns Hopkins University	2.813%	1/1/60	260	146
	Las Vegas Sands Corp.	5.625%	6/15/28	50	50
	Las Vegas Sands Corp.	3.900%	8/8/29	395	371
	Las Vegas Sands Corp.	6.000%	6/14/30	50	51
	Lear Corp.	3.800%	9/15/27	535	524
	Lear Corp.	2.600%	1/15/32	200	170
	Leggett & Platt Inc.	4.400%	3/15/29	365	350
	Leland Stanford Junior University	2.413%	6/1/50	355	203
	Lennar Corp.	5.200%	7/30/30	75	76
	Lowe's Cos. Inc.	1.700%	10/15/30	25	22
	Lowe's Cos. Inc.	5.150%	7/1/33	365	367
	Lowe's Cos. Inc.	5.500%	10/15/35	245	251
	Lowe's Cos. Inc.	2.800%	9/15/41	200	136
	Lowe's Cos. Inc.	4.650%	4/15/42	200	171
	Lowe's Cos. Inc.	4.375%	9/15/45	200	160
	Lowe's Cos. Inc.	4.050%	5/3/47	240	182
	Lowe's Cos. Inc.	5.125%	4/15/50	615	535
	Lowe's Cos. Inc.	3.500%	4/1/51	200	132
	Lowe's Cos. Inc.	4.250%	4/1/52	125	95
	Lowe's Cos. Inc.	5.800%	9/15/62	445	416

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lowe's Cos. Inc.	5.850%	4/1/63	200	190
	Magna International Inc.	5.875%	6/1/35	50	50
[1]	Marriott International Inc.	3.125%	6/15/26	75	74
[1]	Marriott International Inc.	4.625%	6/15/30	200	198
[1]	Marriott International Inc.	2.850%	4/15/31	250	224
[1]	Marriott International Inc.	3.500%	10/15/32	200	179
[1]	Marriott International Inc.	2.750%	10/15/33	200	166
	Marriott International Inc.	5.300%	5/15/34	200	199
	Marriott International Inc.	5.350%	3/15/35	200	197
	Marriott International Inc.	5.500%	4/15/37	250	244
	Masco Corp.	1.500%	2/15/28	595	548
	Masco Corp.	2.000%	2/15/31	200	169
[1]	Massachusetts Institute of Technology	3.959%	7/1/38	155	139
[1]	Massachusetts Institute of Technology	2.989%	7/1/50	200	129
	Massachusetts Institute of Technology	3.067%	4/1/52	210	136
	McDonald's Corp.	4.800%	8/14/28	1,355	1,375
[1]	McDonald's Corp.	5.200%	5/17/34	310	314
[1]	McDonald's Corp.	6.300%	10/15/37	200	215
[1]	McDonald's Corp.	3.700%	2/15/42	200	155
[1]	McDonald's Corp.	4.875%	12/9/45	275	244
[1]	McDonald's Corp.	3.625%	9/1/49	100	71
	McDonald's Corp.	5.450%	8/14/53	1,075	1,016
	NIKE Inc.	3.875%	11/1/45	1,095	847
[1]	Northwestern University	4.643%	12/1/44	415	381
[1]	Northwestern University	3.662%	12/1/57	75	53
	O'Reilly Automotive Inc.	5.750%	11/20/26	1,300	1,322
	O'Reilly Automotive Inc.	4.700%	6/15/32	200	196
	Owens Corning	5.700%	6/15/34	200	204
	Owens Corning	5.950%	6/15/54	325	319
	President & Fellows of Harvard College	3.300%	7/15/56	200	132
[1]	Rockefeller Foundation	2.492%	10/1/50	250	144
	Ross Stores Inc.	1.875%	4/15/31	200	169
	Sands China Ltd.	2.300%	3/8/27	200	190
	Sands China Ltd.	5.400%	8/8/28	650	648
	Sands China Ltd.	2.850%	3/8/29	200	181
	Stanley Black & Decker Inc.	4.250%	11/15/28	200	197
	Stanley Black & Decker Inc.	2.300%	3/15/30	480	423
	Starbucks Corp.	4.500%	5/15/28	75	75
	Starbucks Corp.	2.250%	3/12/30	275	246
	Starbucks Corp.	4.800%	5/15/30	75	75
	Starbucks Corp.	2.550%	11/15/30	350	313
	Starbucks Corp.	4.900%	2/15/31	200	202
	Starbucks Corp.	3.000%	2/14/32	375	334
	Starbucks Corp.	4.800%	2/15/33	200	197
	Starbucks Corp.	5.000%	2/15/34	225	222
	Starbucks Corp.	5.400%	5/15/35	100	100
	Starbucks Corp.	4.300%	6/15/45	275	216
	Starbucks Corp.	3.750%	12/1/47	200	143
	Starbucks Corp.	4.500%	11/15/48	50	40
	Thomas Jefferson University	3.847%	11/1/57	440	295
	TJX Cos. Inc.	2.250%	9/15/26	1,195	1,166
	Toll Brothers Finance Corp.	3.800%	11/1/29	440	422
	Toyota Motor Corp.	5.118%	7/13/28	200	204
	Toyota Motor Corp.	2.760%	7/2/29	205	193
	Toyota Motor Corp.	5.123%	7/13/33	200	203
	Toyota Motor Credit Corp.	5.400%	11/20/26	200	203
	Toyota Motor Credit Corp.	4.600%	1/8/27	200	201
[1]	Toyota Motor Credit Corp.	3.200%	1/11/27	200	196
[1]	Toyota Motor Credit Corp.	1.900%	1/13/27	200	192
[1]	Toyota Motor Credit Corp.	5.000%	3/19/27	200	202
[1]	Toyota Motor Credit Corp.	3.050%	3/22/27	200	196
	Toyota Motor Credit Corp.	4.500%	5/14/27	150	150
[1]	Toyota Motor Credit Corp.	1.150%	8/13/27	200	187
[1]	Toyota Motor Credit Corp.	4.550%	9/20/27	200	201
[1]	Toyota Motor Credit Corp.	4.350%	10/8/27	200	200
[1]	Toyota Motor Credit Corp.	3.050%	1/11/28	300	291
	Toyota Motor Credit Corp.	4.625%	1/12/28	200	202
[1]	Toyota Motor Credit Corp.	1.900%	4/6/28	200	187
[1]	Toyota Motor Credit Corp.	5.250%	9/11/28	160	164
[1]	Toyota Motor Credit Corp.	4.650%	1/5/29	200	201

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Toyota Motor Credit Corp.	4.950%	1/9/30	340	345
[1]	Toyota Motor Credit Corp.	3.375%	4/1/30	100	95
	Toyota Motor Credit Corp.	4.800%	5/15/30	125	126
[1]	Toyota Motor Credit Corp.	4.550%	5/17/30	420	419
	Toyota Motor Credit Corp.	5.550%	11/20/30	325	339
[1]	Toyota Motor Credit Corp.	1.650%	1/10/31	40	34
	Toyota Motor Credit Corp.	5.100%	3/21/31	90	92
[1]	Toyota Motor Credit Corp.	2.400%	1/13/32	200	172
	Toyota Motor Credit Corp.	4.700%	1/12/33	200	198
[1]	Toyota Motor Credit Corp.	4.800%	1/5/34	200	197
	Toyota Motor Credit Corp.	5.350%	1/9/35	145	147
[1]	Trustees of Princeton University	2.516%	7/1/50	270	161
[1]	University of Chicago	4.003%	10/1/53	200	152
[1]	University of Notre Dame du Lac	3.438%	2/15/45	285	213
[1]	University of Southern California	3.841%	10/1/47	200	154
	University of Southern California	4.976%	10/1/53	200	180
[1]	Washington University	3.524%	4/15/54	515	361
[1]	Yale University	2.402%	4/15/50	215	123
					72,099
Consumer Staples (6.2%)
	Ahold Finance USA LLC	6.875%	5/1/29	340	368
	Altria Group Inc.	6.200%	11/1/28	200	210
	Altria Group Inc.	4.800%	2/14/29	330	331
	Altria Group Inc.	2.450%	2/4/32	200	170
	Altria Group Inc.	6.875%	11/1/33	200	219
	Altria Group Inc.	3.400%	2/4/41	200	145
	Altria Group Inc.	5.375%	1/31/44	165	152
	Altria Group Inc.	3.875%	9/16/46	270	194
	Altria Group Inc.	5.950%	2/14/49	840	815
	Altria Group Inc.	4.450%	5/6/50	520	396
	Altria Group Inc.	3.700%	2/4/51	105	71
[1]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	1,310	1,258
[1]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	875	789
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	250	240
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	200	180
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	185	233
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	235	236
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	375	466
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	225	209
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	200	173
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	685	569
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	1,090	1,069
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	505	504
	Archer-Daniels-Midland Co.	4.500%	3/15/49	520	430
	Avery Dennison Corp.	2.250%	2/15/32	680	567
	BAT Capital Corp.	3.215%	9/6/26	275	270
	BAT Capital Corp.	4.700%	4/2/27	200	200
	BAT Capital Corp.	3.462%	9/6/29	485	461
	BAT Capital Corp.	5.834%	2/20/31	1,500	1,563
	BAT Capital Corp.	2.726%	3/25/31	410	364
	BAT Capital Corp.	4.742%	3/16/32	200	195
	BAT Capital Corp.	5.350%	8/15/32	164	166
	BAT Capital Corp.	5.625%	8/15/35	177	177
	BAT Capital Corp.	3.734%	9/25/40	250	191
	BAT Capital Corp.	7.079%	8/2/43	255	276
	BAT Capital Corp.	4.758%	9/6/49	575	462
	BAT Capital Corp.	5.650%	3/16/52	160	144
	BAT Capital Corp.	7.081%	8/2/53	200	217
	BAT International Finance plc	5.931%	2/2/29	200	209
	Bunge Ltd. Finance Corp.	4.200%	9/17/29	250	247
	Campbell's Co.	5.200%	3/19/27	800	809
	Campbell's Co.	5.400%	3/21/34	250	249
	Campbell's Co.	4.800%	3/15/48	225	192
	Church & Dwight Co. Inc.	3.150%	8/1/27	200	195
	Church & Dwight Co. Inc.	3.950%	8/1/47	430	328
	Coca-Cola Co.	1.500%	3/5/28	200	187
	Coca-Cola Co.	1.000%	3/15/28	200	185
	Coca-Cola Co.	2.125%	9/6/29	845	779
	Coca-Cola Co.	1.650%	6/1/30	225	198

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Coca-Cola Co.	4.650%	8/14/34	1,240	1,229
	Coca-Cola Co.	5.200%	1/14/55	1,040	975
	Coca-Cola Femsa SAB de CV	1.850%	9/1/32	910	735
	Coca-Cola Femsa SAB de CV	5.100%	5/6/35	165	162
	Colgate-Palmolive Co.	4.200%	5/1/30	50	50
	Colgate-Palmolive Co.	4.600%	3/1/33	305	304
[1]	Colgate-Palmolive Co.	4.000%	8/15/45	310	253
	Conagra Brands Inc.	5.300%	11/1/38	630	590
	Constellation Brands Inc.	3.600%	2/15/28	440	430
	Constellation Brands Inc.	4.650%	11/15/28	465	465
	Constellation Brands Inc.	4.800%	1/15/29	200	201
	Constellation Brands Inc.	4.800%	5/1/30	50	50
	Constellation Brands Inc.	2.250%	8/1/31	370	317
	Constellation Brands Inc.	4.900%	5/1/33	200	196
	Constellation Brands Inc.	4.500%	5/9/47	340	274
	Constellation Brands Inc.	5.250%	11/15/48	50	45
	Costco Wholesale Corp.	3.000%	5/18/27	625	613
	Costco Wholesale Corp.	1.375%	6/20/27	200	190
	Costco Wholesale Corp.	1.750%	4/20/32	200	169
	Diageo Capital plc	5.375%	10/5/26	345	349
	Diageo Capital plc	5.300%	10/24/27	200	204
	Diageo Capital plc	2.375%	10/24/29	275	253
	Diageo Capital plc	2.125%	4/29/32	200	168
	Diageo Capital plc	5.500%	1/24/33	250	258
	Diageo Capital plc	5.625%	10/5/33	270	280
	Diageo Investment Corp.	5.625%	4/15/35	200	205
	Dollar General Corp.	3.875%	4/15/27	200	197
	Dollar General Corp.	4.625%	11/1/27	435	435
	Dollar General Corp.	4.125%	4/3/50	670	483
	Dollar Tree Inc.	4.200%	5/15/28	170	167
	Dollar Tree Inc.	2.650%	12/1/31	200	173
	Estee Lauder Cos. Inc.	5.000%	2/14/34	610	603
	Estee Lauder Cos. Inc.	5.150%	5/15/53	235	211
	Flowers Foods Inc.	3.500%	10/1/26	200	196
	General Mills Inc.	4.700%	1/30/27	785	788
	General Mills Inc.	4.875%	1/30/30	50	50
	General Mills Inc.	4.700%	4/17/48	550	460
	Haleon US Capital LLC	3.375%	3/24/27	1,120	1,101
	Haleon US Capital LLC	3.625%	3/24/32	650	602
	Hershey Co.	2.300%	8/15/26	100	98
	Hershey Co.	4.550%	2/24/28	310	313
	Hershey Co.	4.750%	2/24/30	300	304
	Hershey Co.	1.700%	6/1/30	200	176
	Ingredion Inc.	3.900%	6/1/50	390	281
	J M Smucker Co.	5.900%	11/15/28	200	210
	J M Smucker Co.	2.375%	3/15/30	475	428
	J M Smucker Co.	6.200%	11/15/33	200	212
	J M Smucker Co.	6.500%	11/15/53	100	105
	JBS USA Holding Lux Sarl	3.000%	5/15/32	200	172
	JBS USA Holding Lux Sarl	5.750%	4/1/33	65	66
	JBS USA Holding Lux Sarl	6.750%	3/15/34	635	682
	JBS USA Holding Lux Sarl	7.250%	11/15/53	640	704
[3]	JBS USA LUX Sarl	5.950%	4/20/35	225	230
	Kellanova	5.250%	3/1/33	200	202
	Kellanova	5.750%	5/16/54	50	48
	Kenvue Inc.	4.850%	5/22/32	125	126
	Kenvue Inc.	5.050%	3/22/53	660	603
[1]	Keurig Dr Pepper Inc.	5.100%	3/15/27	200	202
	Keurig Dr Pepper Inc.	3.430%	6/15/27	1,405	1,376
[1]	Keurig Dr Pepper Inc.	5.200%	3/15/31	200	204
	Keurig Dr Pepper Inc.	4.050%	4/15/32	200	190
	Keurig Dr Pepper Inc.	5.150%	5/15/35	50	49
	Keurig Dr Pepper Inc.	4.500%	11/15/45	200	163
	Keurig Dr Pepper Inc.	3.350%	3/15/51	680	444
	Kimberly-Clark Corp.	2.000%	11/2/31	200	174
	Kimberly-Clark Corp.	5.300%	3/1/41	333	323
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	210	210
	Kraft Heinz Foods Co.	3.000%	6/1/26	150	148
	Kraft Heinz Foods Co.	4.625%	1/30/29	350	351
	Kraft Heinz Foods Co.	3.750%	4/1/30	200	191

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kraft Heinz Foods Co.	5.200%	3/15/32	25	25
Kraft Heinz Foods Co.	5.000%	6/4/42	250	221
Kraft Heinz Foods Co.	5.200%	7/15/45	350	311
Kraft Heinz Foods Co.	4.375%	6/1/46	1,240	979
Kraft Heinz Foods Co.	4.875%	10/1/49	52	43
Kroger Co.	2.650%	10/15/26	200	195
Kroger Co.	5.000%	9/15/34	875	853
Kroger Co.	5.150%	8/1/43	200	181
Kroger Co.	3.875%	10/15/46	625	461
Kroger Co.	4.450%	2/1/47	210	169
Kroger Co.	5.500%	9/15/54	130	120
McCormick & Co. Inc.	1.850%	2/15/31	630	535
Molson Coors Beverage Co.	4.200%	7/15/46	765	599
Mondelez International Inc.	4.125%	5/7/28	695	692
Mondelez International Inc.	1.500%	2/4/31	825	694
Mondelez International Inc.	1.875%	10/15/32	200	164
PepsiCo Inc.	5.125%	11/10/26	1,500	1,519
PepsiCo Inc.	2.625%	7/29/29	225	211
PepsiCo Inc.	4.600%	2/7/30	225	227
PepsiCo Inc.	2.750%	3/19/30	425	396
PepsiCo Inc.	1.625%	5/1/30	375	329
PepsiCo Inc.	1.400%	2/25/31	200	170
PepsiCo Inc.	1.950%	10/21/31	195	167
PepsiCo Inc.	4.450%	4/14/46	200	172
PepsiCo Inc.	3.450%	10/6/46	200	145
PepsiCo Inc.	3.625%	3/19/50	25	18
PepsiCo Inc.	5.250%	7/17/54	1,045	990
Pepsico Singapore Financing I Pte. Ltd.	4.550%	2/16/29	300	302
Philip Morris International Inc.	4.750%	2/12/27	205	207
Philip Morris International Inc.	4.375%	11/1/27	310	310
Philip Morris International Inc.	5.125%	11/17/27	85	87
Philip Morris International Inc.	4.875%	2/15/28	850	861
Philip Morris International Inc.	4.125%	4/28/28	125	124
Philip Morris International Inc.	4.875%	2/13/29	200	202
Philip Morris International Inc.	4.625%	11/1/29	200	201
Philip Morris International Inc.	5.625%	11/17/29	335	350
Philip Morris International Inc.	5.125%	2/15/30	200	204
Philip Morris International Inc.	4.375%	4/30/30	125	124
Philip Morris International Inc.	2.100%	5/1/30	200	178
Philip Morris International Inc.	5.500%	9/7/30	200	207
Philip Morris International Inc.	1.750%	11/1/30	620	534
Philip Morris International Inc.	5.125%	2/13/31	255	259
Philip Morris International Inc.	4.750%	11/1/31	200	199
Philip Morris International Inc.	5.750%	11/17/32	200	209
Philip Morris International Inc.	5.375%	2/15/33	150	153
Philip Morris International Inc.	5.625%	9/7/33	200	207
Philip Morris International Inc.	5.250%	2/13/34	200	201
Philip Morris International Inc.	4.900%	11/1/34	200	196
Philip Morris International Inc.	4.375%	11/15/41	810	689
Philip Morris International Inc.	3.875%	8/21/42	200	158
Philip Morris International Inc.	4.125%	3/4/43	300	244
Philip Morris International Inc.	4.875%	11/15/43	200	178
Pilgrim's Pride Corp.	3.500%	3/1/32	250	221
Pilgrim's Pride Corp.	6.250%	7/1/33	200	208
Procter & Gamble Co.	1.900%	2/1/27	1,195	1,155
Procter & Gamble Co.	2.800%	3/25/27	75	73
Procter & Gamble Co.	4.050%	5/1/30	50	50
Procter & Gamble Co.	2.300%	2/1/32	1,120	994
Procter & Gamble Co.	4.550%	1/29/34	25	25
Procter & Gamble Co.	4.600%	5/1/35	50	50
Reynolds American Inc.	7.250%	6/15/37	200	220
Reynolds American Inc.	6.150%	9/15/43	200	198
Reynolds American Inc.	5.850%	8/15/45	250	235
Sysco Corp.	3.300%	7/15/26	780	770
Sysco Corp.	3.250%	7/15/27	200	195
Sysco Corp.	6.600%	4/1/50	660	698
Target Corp.	1.950%	1/15/27	200	193
Target Corp.	3.375%	4/15/29	600	581
Target Corp.	4.500%	9/15/32	260	256
Target Corp.	4.500%	9/15/34	210	201

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Target Corp.	5.000%	4/15/35	150	147
	Target Corp.	2.950%	1/15/52	1,390	856
	Tyson Foods Inc.	5.400%	3/15/29	390	400
	Tyson Foods Inc.	4.875%	8/15/34	225	215
	Tyson Foods Inc.	5.150%	8/15/44	200	179
	Tyson Foods Inc.	5.100%	9/28/48	225	197
	Unilever Capital Corp.	2.900%	5/5/27	200	196
	Unilever Capital Corp.	4.250%	8/12/27	305	306
	Unilever Capital Corp.	3.500%	3/22/28	75	74
	Unilever Capital Corp.	1.750%	8/12/31	200	171
	Unilever Capital Corp.	5.900%	11/15/32	375	405
	Unilever Capital Corp.	4.625%	8/12/34	250	245
[1]	Unilever Capital Corp.	2.625%	8/12/51	75	44
	Walmart Inc.	5.875%	4/5/27	200	207
	Walmart Inc.	4.100%	4/28/27	125	125
	Walmart Inc.	3.700%	6/26/28	80	79
	Walmart Inc.	2.375%	9/24/29	1,165	1,086
	Walmart Inc.	4.350%	4/28/30	175	176
	Walmart Inc.	4.900%	4/28/35	275	275
	Walmart Inc.	5.250%	9/1/35	425	442
	Walmart Inc.	6.500%	8/15/37	50	57
	Walmart Inc.	5.625%	4/1/40	375	394
	Walmart Inc.	5.000%	10/25/40	200	198
	Walmart Inc.	2.650%	9/22/51	300	184
	Walmart Inc.	4.500%	9/9/52	795	682
	Walmart Inc.	4.500%	4/15/53	115	99
					72,606
Energy (6.9%)
[3]	APA Corp.	4.250%	1/15/30	235	220
[3]	APA Corp.	5.350%	7/1/49	240	182
	Baker Hughes Holdings LLC	3.337%	12/15/27	600	587
	Baker Hughes Holdings LLC	4.080%	12/15/47	365	274
	Boardwalk Pipelines LP	3.400%	2/15/31	200	183
	Boardwalk Pipelines LP	3.600%	9/1/32	320	284
	Boardwalk Pipelines LP	5.625%	8/1/34	200	198
	BP Capital Markets America Inc.	5.017%	11/17/27	500	508
	BP Capital Markets America Inc.	4.234%	11/6/28	30	30
	BP Capital Markets America Inc.	4.970%	10/17/29	1,545	1,576
	BP Capital Markets America Inc.	1.749%	8/10/30	935	812
	BP Capital Markets America Inc.	2.721%	1/12/32	200	176
	BP Capital Markets America Inc.	4.812%	2/13/33	200	197
	BP Capital Markets America Inc.	4.893%	9/11/33	200	197
	BP Capital Markets America Inc.	4.989%	4/10/34	200	197
	BP Capital Markets America Inc.	5.227%	11/17/34	415	414
	BP Capital Markets America Inc.	3.060%	6/17/41	295	212
	BP Capital Markets America Inc.	3.000%	2/24/50	385	241
	BP Capital Markets America Inc.	2.772%	11/10/50	225	133
	BP Capital Markets America Inc.	2.939%	6/4/51	235	143
	BP Capital Markets America Inc.	3.001%	3/17/52	200	122
	BP Capital Markets America Inc.	3.379%	2/8/61	325	202
	BP Capital Markets plc	3.279%	9/19/27	200	195
	Burlington Resources LLC	7.200%	8/15/31	370	416
	Canadian Natural Resources Ltd.	2.950%	7/15/30	275	249
	Canadian Natural Resources Ltd.	7.200%	1/15/32	240	260
	Canadian Natural Resources Ltd.	5.850%	2/1/35	200	199
	Canadian Natural Resources Ltd.	6.250%	3/15/38	440	442
	Cenovus Energy Inc.	2.650%	1/15/32	305	259
	Cenovus Energy Inc.	3.750%	2/15/52	320	209
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	70	67
	Cheniere Energy Inc.	5.650%	4/15/34	200	200
	Cheniere Energy Partners LP	3.250%	1/31/32	150	132
	Cheniere Energy Partners LP	5.950%	6/30/33	200	205
	Cheniere Energy Partners LP	5.750%	8/15/34	445	447
	Chevron Corp.	1.995%	5/11/27	1,000	962
	Chevron USA Inc.	2.343%	8/12/50	545	302
	ConocoPhillips Co.	4.850%	1/15/32	200	200
	ConocoPhillips Co.	5.050%	9/15/33	200	200
	ConocoPhillips Co.	5.000%	1/15/35	475	465
	ConocoPhillips Co.	4.300%	11/15/44	1,430	1,154

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ConocoPhillips Co.	5.500%	1/15/55	200	184
	ConocoPhillips Co.	4.025%	3/15/62	115	80
	ConocoPhillips Co.	5.650%	1/15/65	300	277
	Continental Resources Inc.	4.375%	1/15/28	250	245
	Continental Resources Inc.	4.900%	6/1/44	100	77
	Coterra Energy Inc.	3.900%	5/15/27	775	763
	Coterra Energy Inc.	5.400%	2/15/35	205	199
	DCP Midstream Operating LP	5.600%	4/1/44	200	176
	Devon Energy Corp.	5.200%	9/15/34	350	332
	Devon Energy Corp.	5.600%	7/15/41	205	184
	Devon Energy Corp.	5.000%	6/15/45	50	40
	Devon Energy Corp.	5.750%	9/15/54	295	257
	Diamondback Energy Inc.	5.200%	4/18/27	200	202
	Diamondback Energy Inc.	3.500%	12/1/29	825	781
	Diamondback Energy Inc.	6.250%	3/15/33	200	209
	Diamondback Energy Inc.	5.400%	4/18/34	300	295
	Diamondback Energy Inc.	5.550%	4/1/35	69	68
	Diamondback Energy Inc.	5.900%	4/18/64	595	532
	Eastern Energy Gas Holdings LLC	5.800%	1/15/35	270	276
	Eastern Energy Gas Holdings LLC	5.650%	10/15/54	200	186
[1]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	248	211
	Enbridge Inc.	4.250%	12/1/26	100	100
	Enbridge Inc.	5.250%	4/5/27	200	202
	Enbridge Inc.	3.700%	7/15/27	200	197
	Enbridge Inc.	6.200%	11/15/30	1,250	1,324
	Enbridge Inc.	5.700%	3/8/33	200	204
	Enbridge Inc.	2.500%	8/1/33	200	163
	Enbridge Inc.	5.625%	4/5/34	200	202
	Enbridge Inc.	3.400%	8/1/51	1,080	688
	Enbridge Inc.	6.700%	11/15/53	200	210
	Enbridge Inc.	7.200%	6/27/54	250	252
	Energy Transfer LP	6.050%	12/1/26	500	510
[1]	Energy Transfer LP	5.500%	6/1/27	250	254
	Energy Transfer LP	4.000%	10/1/27	200	197
	Energy Transfer LP	4.950%	6/15/28	50	50
	Energy Transfer LP	6.100%	12/1/28	225	235
	Energy Transfer LP	5.250%	7/1/29	600	610
	Energy Transfer LP	6.400%	12/1/30	730	776
	Energy Transfer LP	5.750%	2/15/33	345	352
	Energy Transfer LP	6.550%	12/1/33	290	308
	Energy Transfer LP	5.550%	5/15/34	355	353
	Energy Transfer LP	5.600%	9/1/34	135	134
	Energy Transfer LP	5.700%	4/1/35	200	200
	Energy Transfer LP	6.625%	10/15/36	200	210
[1]	Energy Transfer LP	5.800%	6/15/38	260	255
	Energy Transfer LP	5.950%	10/1/43	364	340
	Energy Transfer LP	5.300%	4/1/44	200	173
	Energy Transfer LP	5.150%	3/15/45	200	170
	Energy Transfer LP	6.125%	12/15/45	200	190
	Energy Transfer LP	5.300%	4/15/47	200	170
	Energy Transfer LP	5.400%	10/1/47	200	172
	Energy Transfer LP	6.000%	6/15/48	735	683
	Energy Transfer LP	5.950%	5/15/54	690	629
	Energy Transfer LP	6.200%	4/1/55	150	142
	Eni USA Inc.	7.300%	11/15/27	200	212
	Enterprise Products Operating LLC	3.125%	7/31/29	200	190
	Enterprise Products Operating LLC	4.850%	1/31/34	660	647
	Enterprise Products Operating LLC	7.550%	4/15/38	595	697
	Enterprise Products Operating LLC	6.450%	9/1/40	200	215
	Enterprise Products Operating LLC	5.700%	2/15/42	200	195
	Enterprise Products Operating LLC	4.850%	8/15/42	50	44
	Enterprise Products Operating LLC	4.250%	2/15/48	200	157
	Enterprise Products Operating LLC	4.800%	2/1/49	110	93
	Enterprise Products Operating LLC	4.200%	1/31/50	200	153
	Enterprise Products Operating LLC	3.200%	2/15/52	775	490
	Enterprise Products Operating LLC	3.300%	2/15/53	475	303
	Enterprise Products Operating LLC	4.950%	10/15/54	225	189
[1]	Enterprise Products Operating LLC	5.250%	8/16/77	470	463
	EOG Resources Inc.	4.950%	4/15/50	420	363
	EQT Corp.	5.700%	4/1/28	175	179

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	EQT Corp.	5.000%	1/15/29	200	200
	EQT Corp.	7.000%	2/1/30	100	107
[3]	EQT Corp.	4.750%	1/15/31	350	339
	EQT Corp.	5.750%	2/1/34	73	73
	Expand Energy Corp.	4.750%	2/1/32	500	472
	Exxon Mobil Corp.	2.275%	8/16/26	500	489
	Exxon Mobil Corp.	2.440%	8/16/29	200	187
	Exxon Mobil Corp.	2.610%	10/15/30	1,005	921
	Exxon Mobil Corp.	2.995%	8/16/39	80	61
	Exxon Mobil Corp.	3.567%	3/6/45	25	19
	Exxon Mobil Corp.	4.114%	3/1/46	395	316
	Exxon Mobil Corp.	3.452%	4/15/51	1,385	955
	Halliburton Co.	4.850%	11/15/35	200	188
	Halliburton Co.	4.750%	8/1/43	830	699
	Halliburton Co.	5.000%	11/15/45	110	95
[3]	Helmerich & Payne Inc.	4.850%	12/1/29	315	298
	Helmerich & Payne Inc.	2.900%	9/29/31	200	163
[3]	Helmerich & Payne Inc.	5.500%	12/1/34	200	177
	Hess Corp.	4.300%	4/1/27	510	508
	Hess Corp.	6.000%	1/15/40	200	206
	Hess Corp.	5.600%	2/15/41	380	369
	HF Sinclair Corp.	4.500%	10/1/30	375	358
[1]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	240	260
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	200	207
	Kinder Morgan Energy Partners LP	7.500%	11/15/40	200	223
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	200	186
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	35	29
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	354	306
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	200	183
	Kinder Morgan Energy Partners LP	5.400%	9/1/44	200	180
	Kinder Morgan Inc.	5.000%	2/1/29	760	769
	Kinder Morgan Inc.	5.100%	8/1/29	850	862
	Kinder Morgan Inc.	5.150%	6/1/30	50	50
	Kinder Morgan Inc.	5.850%	6/1/35	125	127
	Kinder Morgan Inc.	5.550%	6/1/45	125	115
	Kinder Morgan Inc.	5.200%	3/1/48	265	230
	Kinder Morgan Inc.	3.250%	8/1/50	290	180
	Kinder Morgan Inc.	3.600%	2/15/51	175	116
	Marathon Petroleum Corp.	3.800%	4/1/28	465	455
	Marathon Petroleum Corp.	5.000%	9/15/54	560	437
	MPLX LP	4.250%	12/1/27	76	75
	MPLX LP	2.650%	8/15/30	1,500	1,342
	MPLX LP	5.000%	3/1/33	200	194
	MPLX LP	5.500%	6/1/34	250	247
	MPLX LP	5.400%	4/1/35	300	292
	MPLX LP	4.700%	4/15/48	200	157
	MPLX LP	4.950%	3/14/52	260	210
	MPLX LP	5.650%	3/1/53	75	66
	MPLX LP	5.950%	4/1/55	250	232
	MPLX LP	4.900%	4/15/58	200	156
	Occidental Petroleum Corp.	5.000%	8/1/27	725	725
	Occidental Petroleum Corp.	5.200%	8/1/29	180	178
	Occidental Petroleum Corp.	5.550%	10/1/34	890	841
	Occidental Petroleum Corp.	6.600%	3/15/46	790	750
	Occidental Petroleum Corp.	6.050%	10/1/54	25	22
	ONEOK Inc.	4.850%	7/15/26	466	466
	ONEOK Inc.	4.250%	9/24/27	1,300	1,292
	ONEOK Inc.	4.400%	10/15/29	200	197
	ONEOK Inc.	5.800%	11/1/30	215	223
	ONEOK Inc.	6.350%	1/15/31	30	32
	ONEOK Inc.	4.750%	10/15/31	200	195
	ONEOK Inc.	6.100%	11/15/32	200	208
	ONEOK Inc.	6.050%	9/1/33	200	205
	ONEOK Inc.	5.050%	11/1/34	165	157
	ONEOK Inc.	6.000%	6/15/35	205	209
	ONEOK Inc.	5.150%	10/15/43	35	30
	ONEOK Inc.	5.600%	4/1/44	362	323
	ONEOK Inc.	4.950%	7/13/47	200	163
	ONEOK Inc.	4.450%	9/1/49	200	149
	ONEOK Inc.	4.500%	3/15/50	295	222

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ONEOK Inc.	6.625%	9/1/53	145	146
	ONEOK Inc.	5.850%	11/1/64	395	354
	ONEOK Partners LP	6.850%	10/15/37	200	211
	ONEOK Partners LP	6.125%	2/1/41	200	194
	ONEOK Partners LP	6.200%	9/15/43	217	207
	Ovintiv Inc.	6.500%	8/15/34	200	201
	Ovintiv Inc.	7.100%	7/15/53	220	215
	Phillips 66	4.650%	11/15/34	25	23
	Phillips 66	5.875%	5/1/42	1,055	1,025
	Phillips 66	4.875%	11/15/44	115	97
	Phillips 66 Co.	4.950%	12/1/27	500	505
	Phillips 66 Co.	5.300%	6/30/33	200	199
	Phillips 66 Co.	5.500%	3/15/55	125	110
	Pioneer Natural Resources Co.	1.900%	8/15/30	200	175
	Plains All American Pipeline LP	3.800%	9/15/30	985	930
	Plains All American Pipeline LP	5.150%	6/1/42	465	398
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	450	453
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	225	223
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	750	739
[1]	Shell Finance US Inc.	4.125%	5/11/35	520	483
[1]	Shell Finance US Inc.	4.550%	8/12/43	200	172
[1]	Shell Finance US Inc.	4.375%	5/11/45	220	182
[1]	Shell Finance US Inc.	4.000%	5/10/46	95	74
[1]	Shell Finance US Inc.	3.750%	9/12/46	200	150
[1]	Shell Finance US Inc.	3.250%	4/6/50	200	133
	Shell International Finance BV	3.875%	11/13/28	905	897
	Shell International Finance BV	2.750%	4/6/30	30	28
	Shell International Finance BV	6.375%	12/15/38	556	604
	Shell International Finance BV	5.500%	3/25/40	290	289
	Shell International Finance BV	3.625%	8/21/42	950	726
	Shell International Finance BV	3.000%	11/26/51	200	125
[3]	South Bow USA Infrastructure Holdings LLC	5.584%	10/1/34	375	362
	Suncor Energy Inc.	5.950%	12/1/34	50	51
	Suncor Energy Inc.	6.800%	5/15/38	495	519
	Targa Resources Corp.	5.200%	7/1/27	540	545
	Targa Resources Corp.	4.200%	2/1/33	200	183
	Targa Resources Corp.	6.500%	3/30/34	175	184
	Targa Resources Corp.	5.500%	2/15/35	200	196
	Targa Resources Corp.	6.500%	2/15/53	705	695
	Targa Resources Partners LP	4.000%	1/15/32	50	46
	TotalEnergies Capital International SA	3.455%	2/19/29	300	292
	TotalEnergies Capital International SA	2.986%	6/29/41	1,150	823
	TotalEnergies Capital SA	3.883%	10/11/28	200	198
	TotalEnergies Capital SA	5.150%	4/5/34	200	202
	TotalEnergies Capital SA	4.724%	9/10/34	250	244
	TotalEnergies Capital SA	5.488%	4/5/54	715	668
	TotalEnergies Capital SA	5.275%	9/10/54	200	182
	TotalEnergies Capital SA	5.638%	4/5/64	50	47
	TransCanada PipeLines Ltd.	4.250%	5/15/28	630	625
	TransCanada PipeLines Ltd.	4.625%	3/1/34	325	306
	TransCanada PipeLines Ltd.	7.625%	1/15/39	970	1,110
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	920	909
	Valero Energy Corp.	4.350%	6/1/28	575	572
	Valero Energy Corp.	5.150%	2/15/30	200	202
	Valero Energy Corp.	2.800%	12/1/31	200	174
	Valero Energy Corp.	7.500%	4/15/32	200	225
	Valero Energy Corp.	4.900%	3/15/45	205	174
	Western Midstream Operating LP	6.150%	4/1/33	200	204
	Western Midstream Operating LP	5.450%	4/1/44	225	191
	Western Midstream Operating LP	5.500%	8/15/48	515	429
	Williams Cos. Inc.	4.900%	3/15/29	30	30
[1]	Williams Cos. Inc.	7.500%	1/15/31	1,152	1,298
	Williams Cos. Inc.	4.650%	8/15/32	200	194
	Williams Cos. Inc.	5.650%	3/15/33	200	205
	Williams Cos. Inc.	5.150%	3/15/34	200	196
	Williams Cos. Inc.	5.600%	3/15/35	325	328
	Williams Cos. Inc.	4.900%	1/15/45	400	342
	Williams Cos. Inc.	3.500%	10/15/51	765	507
	Woodside Finance Ltd.	4.900%	5/19/28	120	120
	Woodside Finance Ltd.	5.400%	5/19/30	233	233

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Woodside Finance Ltd.	5.700%	5/19/32	100	100
	Woodside Finance Ltd.	5.100%	9/12/34	250	235
	Woodside Finance Ltd.	6.000%	5/19/35	187	186
	Woodside Finance Ltd.	5.700%	9/12/54	100	87
					81,030
Financials (29.4%)
	AerCap Ireland Capital DAC	2.450%	10/29/26	300	291
	AerCap Ireland Capital DAC	6.100%	1/15/27	250	255
	AerCap Ireland Capital DAC	6.450%	4/15/27	400	412
	AerCap Ireland Capital DAC	3.875%	1/23/28	210	205
	AerCap Ireland Capital DAC	4.875%	4/1/28	810	814
	AerCap Ireland Capital DAC	5.750%	6/6/28	200	205
	AerCap Ireland Capital DAC	3.000%	10/29/28	455	430
	AerCap Ireland Capital DAC	5.100%	1/19/29	200	202
	AerCap Ireland Capital DAC	4.625%	9/10/29	230	228
	AerCap Ireland Capital DAC	3.300%	1/30/32	750	666
	AerCap Ireland Capital DAC	3.400%	10/29/33	250	215
	AerCap Ireland Capital DAC	4.950%	9/10/34	200	192
	AerCap Ireland Capital DAC	3.850%	10/29/41	500	388
	AerCap Ireland Capital DAC	6.500%	1/31/56	150	148
	Affiliated Managers Group Inc.	5.500%	8/20/34	100	98
[1]	Air Lease Corp.	5.300%	6/25/26	940	946
	Air Lease Corp.	4.625%	10/1/28	465	465
[1]	Air Lease Corp.	2.875%	1/15/32	200	175
	Allstate Corp.	5.350%	6/1/33	200	204
	Allstate Corp.	5.550%	5/9/35	520	532
[1]	Allstate Corp.	6.500%	5/15/57	348	347
	Ally Financial Inc.	7.100%	11/15/27	300	315
	Ally Financial Inc.	5.737%	5/15/29	125	126
	Ally Financial Inc.	6.992%	6/13/29	200	209
[1]	Ally Financial Inc.	8.000%	11/1/31	250	280
	Ally Financial Inc.	6.184%	7/26/35	270	269
	American Express Co.	1.650%	11/4/26	250	241
	American Express Co.	2.550%	3/4/27	200	194
	American Express Co.	3.300%	5/3/27	200	196
	American Express Co.	5.389%	7/28/27	200	202
	American Express Co.	5.850%	11/5/27	90	93
	American Express Co.	5.098%	2/16/28	200	202
	American Express Co.	5.043%	7/26/28	200	202
	American Express Co.	4.731%	4/25/29	200	201
	American Express Co.	4.050%	5/3/29	200	199
	American Express Co.	5.282%	7/27/29	550	562
	American Express Co.	5.532%	4/25/30	200	207
	American Express Co.	5.085%	1/30/31	200	203
	American Express Co.	5.016%	4/25/31	250	253
	American Express Co.	4.420%	8/3/33	200	193
	American Express Co.	5.043%	5/1/34	1,475	1,469
	American Express Co.	5.625%	7/28/34	300	304
	American Express Co.	5.284%	7/26/35	50	50
	American Express Co.	5.667%	4/25/36	255	260
[1]	American Express Credit Corp.	3.300%	5/3/27	200	197
	American International Group Inc.	4.200%	4/1/28	420	417
	American International Group Inc.	5.125%	3/27/33	200	200
	American International Group Inc.	4.500%	7/16/44	120	102
	American International Group Inc.	4.375%	6/30/50	200	161
	American National Group Inc.	5.000%	6/15/27	1,500	1,499
	Ameriprise Financial Inc.	5.700%	12/15/28	245	255
	Ameriprise Financial Inc.	4.500%	5/13/32	200	196
	Ameriprise Financial Inc.	5.200%	4/15/35	175	174
[1]	Aon Corp.	8.205%	1/1/27	352	370
	Aon Corp.	3.750%	5/2/29	315	306
	Aon Corp.	2.600%	12/2/31	200	175
	Aon Corp.	5.000%	9/12/32	200	201
	Aon Global Ltd.	4.600%	6/14/44	1,035	866
	Aon North America Inc.	5.125%	3/1/27	200	202
	Aon North America Inc.	5.300%	3/1/31	405	415
	Aon North America Inc.	5.750%	3/1/54	166	159
[3]	Apollo Debt Solutions BDC	6.550%	3/15/32	310	313
	Apollo Global Management Inc.	5.800%	5/21/54	225	215

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arch Capital Group Ltd.	3.635%	6/30/50	365	257
	Ares Capital Corp.	2.875%	6/15/28	645	602
[2]	Ares Capital Corp.	5.500%	9/1/30	125	124
	Ares Capital Corp.	3.200%	11/15/31	25	22
[1]	Ares Capital Corp.	5.800%	3/8/32	365	359
	Ares Management Corp.	6.375%	11/10/28	315	332
	Ares Management Corp.	5.600%	10/11/54	25	23
	Ares Strategic Income Fund	6.350%	8/15/29	220	223
	Ares Strategic Income Fund	6.200%	3/21/32	320	317
	Arthur J Gallagher & Co.	4.600%	12/15/27	200	200
	Arthur J Gallagher & Co.	4.850%	12/15/29	200	202
	Arthur J Gallagher & Co.	2.400%	11/9/31	200	173
	Arthur J Gallagher & Co.	5.000%	2/15/32	200	201
	Arthur J Gallagher & Co.	6.500%	2/15/34	200	216
	Arthur J Gallagher & Co.	5.150%	2/15/35	280	276
	Arthur J Gallagher & Co.	3.500%	5/20/51	200	135
	Arthur J Gallagher & Co.	5.750%	3/2/53	545	521
	Athene Holding Ltd.	3.450%	5/15/52	25	15
	Athene Holding Ltd.	6.625%	5/19/55	100	100
[1]	Australia & New Zealand Banking Group Ltd.	4.750%	1/18/27	200	202
	Australia & New Zealand Banking Group Ltd.	4.615%	12/16/29	250	253
	AXA SA	8.600%	12/15/30	1,205	1,420
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/28	490	504
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/34	200	224
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/35	165	169
	Banco Santander SA	4.250%	4/11/27	200	198
	Banco Santander SA	1.722%	9/14/27	265	255
	Banco Santander SA	6.527%	11/7/27	200	205
	Banco Santander SA	3.800%	2/23/28	945	922
	Banco Santander SA	5.552%	3/14/28	200	202
	Banco Santander SA	4.175%	3/24/28	200	198
	Banco Santander SA	4.379%	4/12/28	200	198
	Banco Santander SA	5.588%	8/8/28	310	319
	Banco Santander SA	6.607%	11/7/28	200	212
	Banco Santander SA	5.565%	1/17/30	200	205
	Banco Santander SA	5.538%	3/14/30	200	205
	Banco Santander SA	3.490%	5/28/30	200	187
	Banco Santander SA	2.749%	12/3/30	1,010	888
	Banco Santander SA	2.958%	3/25/31	200	181
	Banco Santander SA	5.439%	7/15/31	200	205
	Banco Santander SA	3.225%	11/22/32	200	175
	Banco Santander SA	6.921%	8/8/33	275	293
	Banco Santander SA	6.938%	11/7/33	200	223
	Bank of America Corp.	6.220%	9/15/26	655	667
[1]	Bank of America Corp.	4.250%	10/22/26	200	199
	Bank of America Corp.	1.734%	7/22/27	2,007	1,941
	Bank of America Corp.	5.933%	9/15/27	1,120	1,137
[1]	Bank of America Corp.	3.705%	4/24/28	300	295
	Bank of America Corp.	4.376%	4/27/28	250	249
[1]	Bank of America Corp.	3.593%	7/21/28	200	196
[1]	Bank of America Corp.	4.948%	7/22/28	500	503
	Bank of America Corp.	6.204%	11/10/28	600	621
[1]	Bank of America Corp.	3.419%	12/20/28	170	165
	Bank of America Corp.	4.979%	1/24/29	1,405	1,419
[1]	Bank of America Corp.	3.970%	3/5/29	200	196
	Bank of America Corp.	4.623%	5/9/29	540	540
[1]	Bank of America Corp.	4.271%	7/23/29	200	198
[1]	Bank of America Corp.	2.884%	10/22/30	1,345	1,246
	Bank of America Corp.	5.162%	1/24/31	750	761
[1]	Bank of America Corp.	1.898%	7/23/31	1,495	1,294
[1]	Bank of America Corp.	1.922%	10/24/31	1,250	1,076
[1]	Bank of America Corp.	2.651%	3/11/32	1,415	1,252
	Bank of America Corp.	2.687%	4/22/32	1,500	1,325
	Bank of America Corp.	2.299%	7/21/32	200	171
	Bank of America Corp.	2.572%	10/20/32	200	174
[1]	Bank of America Corp.	2.972%	2/4/33	700	616
	Bank of America Corp.	4.571%	4/27/33	725	703
[1]	Bank of America Corp.	5.015%	7/22/33	475	473
	Bank of America Corp.	5.288%	4/25/34	200	200
	Bank of America Corp.	5.468%	1/23/35	250	253

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of America Corp.	5.518%	10/25/35	195	191
	Bank of America Corp.	5.511%	1/24/36	1,360	1,372
	Bank of America Corp.	5.744%	2/12/36	45	45
	Bank of America Corp.	5.464%	5/9/36	225	227
	Bank of America Corp.	2.482%	9/21/36	800	669
	Bank of America Corp.	3.846%	3/8/37	1,050	940
	Bank of America Corp.	7.750%	5/14/38	550	644
[1]	Bank of America Corp.	2.676%	6/19/41	625	436
[1]	Bank of America Corp.	5.875%	2/7/42	290	297
	Bank of America Corp.	3.311%	4/22/42	450	336
[1]	Bank of America Corp.	5.000%	1/21/44	200	184
[1]	Bank of America Corp.	4.875%	4/1/44	200	180
[1]	Bank of America Corp.	4.750%	4/21/45	470	406
[1]	Bank of America Corp.	3.946%	1/23/49	1,225	932
[1]	Bank of America Corp.	4.083%	3/20/51	200	154
[1]	Bank of America Corp.	2.831%	10/24/51	620	375
	Bank of America Corp.	2.972%	7/21/52	1,500	935
	Bank of America NA	5.526%	8/18/26	375	380
[1]	Bank of America NA	6.000%	10/15/36	255	264
[1]	Bank of Montreal	1.250%	9/15/26	395	379
	Bank of Montreal	5.266%	12/11/26	200	202
	Bank of Montreal	4.567%	9/10/27	1,500	1,499
	Bank of Montreal	5.717%	9/25/28	200	207
	Bank of Montreal	4.640%	9/10/30	200	200
[1]	Bank of Montreal	3.803%	12/15/32	200	193
	Bank of Montreal	3.088%	1/10/37	265	226
[1]	Bank of New York Mellon Corp.	2.450%	8/17/26	200	196
[1]	Bank of New York Mellon Corp.	1.050%	10/15/26	200	191
[1]	Bank of New York Mellon Corp.	2.050%	1/26/27	200	193
[1]	Bank of New York Mellon Corp.	3.250%	5/16/27	200	197
[1]	Bank of New York Mellon Corp.	3.400%	1/29/28	200	196
[1]	Bank of New York Mellon Corp.	3.850%	4/28/28	200	199
[1]	Bank of New York Mellon Corp.	3.992%	6/13/28	200	198
[1]	Bank of New York Mellon Corp.	1.650%	7/14/28	200	185
	Bank of New York Mellon Corp.	4.890%	7/21/28	50	51
[1]	Bank of New York Mellon Corp.	5.802%	10/25/28	300	310
[1]	Bank of New York Mellon Corp.	3.000%	10/30/28	200	191
[1]	Bank of New York Mellon Corp.	1.900%	1/25/29	200	183
	Bank of New York Mellon Corp.	4.729%	4/20/29	250	252
[1]	Bank of New York Mellon Corp.	3.300%	8/23/29	604	575
	Bank of New York Mellon Corp.	4.942%	2/11/31	50	51
	Bank of New York Mellon Corp.	2.500%	1/26/32	200	174
	Bank of New York Mellon Corp.	5.060%	7/22/32	200	202
[1]	Bank of New York Mellon Corp.	5.834%	10/25/33	200	209
	Bank of New York Mellon Corp.	4.706%	2/1/34	200	195
[1]	Bank of New York Mellon Corp.	4.967%	4/26/34	200	198
[1]	Bank of New York Mellon Corp.	6.474%	10/25/34	200	217
[1]	Bank of New York Mellon Corp.	5.188%	3/14/35	605	605
	Bank of New York Mellon Corp.	5.225%	11/20/35	25	25
	Bank of New York Mellon Corp.	5.606%	7/21/39	200	200
	Bank of Nova Scotia	2.700%	8/3/26	175	172
[1]	Bank of Nova Scotia	5.400%	6/4/27	1,500	1,529
	Bank of Nova Scotia	4.404%	9/8/28	340	339
	Bank of Nova Scotia	4.850%	2/1/30	500	505
	Bank of Nova Scotia	2.450%	2/2/32	450	386
	Bank of Nova Scotia	4.588%	5/4/37	200	186
	Barclays plc	6.496%	9/13/27	200	204
	Barclays plc	2.279%	11/24/27	200	193
	Barclays plc	4.337%	1/10/28	780	774
	Barclays plc	5.674%	3/12/28	200	203
	Barclays plc	4.836%	5/9/28	340	341
	Barclays plc	5.501%	8/9/28	230	233
	Barclays plc	7.385%	11/2/28	465	492
[1]	Barclays plc	4.972%	5/16/29	250	251
	Barclays plc	6.490%	9/13/29	200	210
	Barclays plc	5.690%	3/12/30	200	205
[1]	Barclays plc	5.088%	6/20/30	235	234
	Barclays plc	4.942%	9/10/30	200	200
	Barclays plc	2.645%	6/24/31	200	178
	Barclays plc	2.667%	3/10/32	670	586

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Barclays plc	2.894%	11/24/32	95	83
	Barclays plc	5.746%	8/9/33	400	408
	Barclays plc	7.437%	11/2/33	450	503
	Barclays plc	6.224%	5/9/34	200	209
	Barclays plc	7.119%	6/27/34	140	151
	Barclays plc	6.692%	9/13/34	425	457
	Barclays plc	5.335%	9/10/35	200	194
	Barclays plc	5.785%	2/25/36	500	501
	Barclays plc	3.811%	3/10/42	260	198
	Barclays plc	3.330%	11/24/42	535	383
	Barclays plc	5.250%	8/17/45	200	187
	Barclays plc	6.036%	3/12/55	255	253
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	75	69
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	80	66
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	500	413
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	1,310	982
	BGC Group Inc.	6.600%	6/10/29	235	241
[3]	BGC Group Inc.	6.150%	4/2/30	80	80
	BlackRock Funding Inc.	4.600%	7/26/27	720	726
	BlackRock Funding Inc.	5.250%	3/14/54	435	407
	BlackRock Funding Inc.	5.350%	1/8/55	195	185
	Blackrock Inc.	3.200%	3/15/27	400	394
	Blackrock Inc.	2.100%	2/25/32	200	170
	Blackrock Inc.	4.750%	5/25/33	500	500
	BlackRock TCP Capital Corp.	6.950%	5/30/29	200	203
	Blackstone Private Credit Fund	6.000%	1/29/32	870	870
	Blackstone Reg Finance Co. LLC	5.000%	12/6/34	185	180
	Blackstone Secured Lending Fund	2.125%	2/15/27	200	190
	Blackstone Secured Lending Fund	2.850%	9/30/28	540	498
	Blue Owl Capital Corp.	2.625%	1/15/27	200	191
	Blue Owl Capital Corp.	2.875%	6/11/28	100	92
	Blue Owl Capital Corp.	5.950%	3/15/29	315	315
	Blue Owl Capital Corp.	6.200%	7/15/30	50	50
[1]	Blue Owl Credit Income Corp.	3.125%	9/23/26	200	193
[1]	Blue Owl Credit Income Corp.	4.700%	2/8/27	200	198
	Blue Owl Credit Income Corp.	7.950%	6/13/28	750	794
	Blue Owl Credit Income Corp.	5.800%	3/15/30	165	163
	Blue Owl Finance LLC	3.125%	6/10/31	435	380
	Blue Owl Finance LLC	6.250%	4/18/34	100	101
[1]	BPCE SA	3.375%	12/2/26	200	197
	Brighthouse Financial Inc.	3.850%	12/22/51	615	390
	Brookfield Asset Management Ltd.	5.795%	4/24/35	75	76
	Brookfield Finance I UK plc	2.340%	1/30/32	200	168
	Brookfield Finance Inc.	3.900%	1/25/28	720	707
	Brookfield Finance Inc.	2.724%	4/15/31	350	311
	Brookfield Finance Inc.	6.350%	1/5/34	200	211
	Brookfield Finance Inc.	3.625%	2/15/52	200	134
	Brookfield Finance LLC	3.450%	4/15/50	485	317
	Brown & Brown Inc.	4.500%	3/15/29	200	198
	Brown & Brown Inc.	2.375%	3/15/31	200	173
	Brown & Brown Inc.	5.650%	6/11/34	200	202
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	50	48
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	200	203
	Canadian Imperial Bank of Commerce	4.508%	9/11/27	1,500	1,498
	Canadian Imperial Bank of Commerce	4.857%	3/30/29	105	106
	Canadian Imperial Bank of Commerce	5.245%	1/13/31	265	269
	Canadian Imperial Bank of Commerce	6.092%	10/3/33	300	318
	Capital One Financial Corp.	3.750%	7/28/26	625	617
	Capital One Financial Corp.	1.878%	11/2/27	200	192
	Capital One Financial Corp.	4.927%	5/10/28	160	160
	Capital One Financial Corp.	5.468%	2/1/29	1,190	1,211
	Capital One Financial Corp.	6.312%	6/8/29	200	208
	Capital One Financial Corp.	5.700%	2/1/30	200	205
	Capital One Financial Corp.	5.463%	7/26/30	200	204
[1]	Capital One Financial Corp.	7.624%	10/30/31	670	746
	Capital One Financial Corp.	2.359%	7/29/32	200	165
	Capital One Financial Corp.	2.618%	11/2/32	200	171
	Capital One Financial Corp.	5.268%	5/10/33	200	198
	Capital One Financial Corp.	6.377%	6/8/34	250	261
	Capital One Financial Corp.	7.964%	11/2/34	300	343

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Capital One Financial Corp.	6.051%	2/1/35	200	205
	Capital One Financial Corp.	5.884%	7/26/35	200	203
	Capital One Financial Corp.	6.183%	1/30/36	145	144
[1]	Capital One NA	3.450%	7/27/26	140	138
[1]	Capital One NA	2.700%	2/6/30	200	181
	Charles Schwab Corp.	5.875%	8/24/26	575	584
	Charles Schwab Corp.	2.450%	3/3/27	230	223
	Charles Schwab Corp.	4.000%	2/1/29	200	198
	Charles Schwab Corp.	5.643%	5/19/29	200	207
	Charles Schwab Corp.	2.750%	10/1/29	275	256
	Charles Schwab Corp.	6.196%	11/17/29	228	241
	Charles Schwab Corp.	1.650%	3/11/31	200	169
	Charles Schwab Corp.	1.950%	12/1/31	720	604
	Charles Schwab Corp.	2.900%	3/3/32	255	225
	Charles Schwab Corp.	5.853%	5/19/34	200	208
	Charles Schwab Corp.	6.136%	8/24/34	200	212
[1]	Chubb Corp.	6.500%	5/15/38	200	221
	Chubb INA Holdings LLC	4.650%	8/15/29	220	222
	Chubb INA Holdings LLC	5.000%	3/15/34	555	555
	Chubb INA Holdings LLC	4.150%	3/13/43	200	166
	Chubb INA Holdings LLC	4.350%	11/3/45	60	50
	Chubb INA Holdings LLC	3.050%	12/15/61	355	211
	CI Financial Corp.	3.200%	12/17/30	205	179
[1]	Cincinnati Financial Corp.	6.920%	5/15/28	291	311
	Citibank NA	4.929%	8/6/26	935	940
	Citibank NA	4.576%	5/29/27	700	701
	Citibank NA	5.803%	9/29/28	210	219
	Citibank NA	4.838%	8/6/29	360	364
[1]	Citibank NA	4.914%	5/29/30	250	252
[1]	Citibank NA	5.570%	4/30/34	200	205
	Citigroup Inc.	3.200%	10/21/26	200	196
	Citigroup Inc.	1.462%	6/9/27	1,320	1,277
	Citigroup Inc.	4.450%	9/29/27	590	587
[1]	Citigroup Inc.	3.887%	1/10/28	1,480	1,461
[1]	Citigroup Inc.	3.070%	2/24/28	200	195
	Citigroup Inc.	4.643%	5/7/28	900	899
	Citigroup Inc.	4.125%	7/25/28	45	44
[1]	Citigroup Inc.	4.075%	4/23/29	330	325
	Citigroup Inc.	5.174%	2/13/30	200	203
[1]	Citigroup Inc.	3.980%	3/20/30	945	918
	Citigroup Inc.	4.542%	9/19/30	275	271
[1]	Citigroup Inc.	2.666%	1/29/31	1,460	1,321
[1]	Citigroup Inc.	4.412%	3/31/31	250	245
	Citigroup Inc.	4.952%	5/7/31	175	175
[1]	Citigroup Inc.	2.572%	6/3/31	1,495	1,338
	Citigroup Inc.	2.561%	5/1/32	1,130	987
	Citigroup Inc.	2.520%	11/3/32	200	172
	Citigroup Inc.	3.057%	1/25/33	170	149
	Citigroup Inc.	3.785%	3/17/33	200	184
	Citigroup Inc.	4.910%	5/24/33	200	196
	Citigroup Inc.	6.000%	10/31/33	1,245	1,290
	Citigroup Inc.	6.270%	11/17/33	1,000	1,062
	Citigroup Inc.	5.592%	11/19/34	225	225
	Citigroup Inc.	5.449%	6/11/35	250	250
	Citigroup Inc.	6.020%	1/24/36	145	145
	Citigroup Inc.	6.125%	8/25/36	565	573
	Citigroup Inc.	8.125%	7/15/39	225	277
	Citigroup Inc.	5.411%	9/19/39	910	867
[1]	Citigroup Inc.	5.316%	3/26/41	350	333
[1]	Citigroup Inc.	4.281%	4/24/48	1,355	1,084
	Citigroup Inc.	4.650%	7/23/48	405	338
	Citizens Financial Group Inc.	5.841%	1/23/30	560	575
	Citizens Financial Group Inc.	2.638%	9/30/32	25	20
	Citizens Financial Group Inc.	6.645%	4/25/35	330	349
	Citizens Financial Group Inc.	5.641%	5/21/37	150	146
	CME Group Inc.	5.300%	9/15/43	330	324
	CNA Financial Corp.	2.050%	8/15/30	200	174
	CNO Financial Group Inc.	5.250%	5/30/29	210	210
	Comerica Bank	5.332%	8/25/33	200	191
	Comerica Inc.	4.000%	2/1/29	200	194

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth Bank of Australia	4.577%	11/27/26	230	231
	Commonwealth Bank of Australia	4.423%	3/14/28	130	131
	Cooperatieve Rabobank UA	5.500%	10/5/26	1,160	1,177
	Cooperatieve Rabobank UA	4.494%	10/17/29	200	201
	Cooperatieve Rabobank UA	5.250%	8/4/45	645	593
	Corebridge Financial Inc.	6.050%	9/15/33	200	207
	Corebridge Financial Inc.	4.400%	4/5/52	95	74
	Corebridge Financial Inc.	6.875%	12/15/52	566	575
	Deutsche Bank AG	7.146%	7/13/27	200	205
	Deutsche Bank AG	5.371%	9/9/27	215	219
	Deutsche Bank AG	2.311%	11/16/27	200	193
	Deutsche Bank AG	2.552%	1/7/28	295	284
	Deutsche Bank AG	5.706%	2/8/28	200	203
[1]	Deutsche Bank AG	5.373%	1/10/29	200	202
	Deutsche Bank AG	6.720%	1/18/29	200	209
	Deutsche Bank AG	5.414%	5/10/29	200	206
	Deutsche Bank AG	6.819%	11/20/29	200	212
	Deutsche Bank AG	4.999%	9/11/30	200	199
	Deutsche Bank AG	5.297%	5/9/31	200	200
	Deutsche Bank AG	3.729%	1/14/32	685	616
	Deutsche Bank AG	3.035%	5/28/32	200	176
	Deutsche Bank AG	4.875%	12/1/32	200	196
	Deutsche Bank AG	3.742%	1/7/33	200	176
	Deutsche Bank AG	7.079%	2/10/34	135	142
	Deutsche Bank AG	5.403%	9/11/35	200	195
	Enstar Group Ltd.	3.100%	9/1/31	200	175
	Equitable Holdings Inc.	4.350%	4/20/28	570	566
	Equitable Holdings Inc.	5.594%	1/11/33	200	204
	Equitable Holdings Inc.	5.000%	4/20/48	295	253
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	640	551
	F&G Annuities & Life Inc.	6.250%	10/4/34	260	251
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	1,500	1,371
[3]	Fairfax Financial Holdings Ltd.	5.750%	5/20/35	90	90
[3]	Fairfax Financial Holdings Ltd.	6.500%	5/20/55	85	84
	Fidelity National Financial Inc.	2.450%	3/15/31	420	360
	Fifth Third Bancorp	6.361%	10/27/28	525	544
	Fifth Third Bancorp	4.337%	4/25/33	400	375
	Fifth Third Bancorp	8.250%	3/1/38	200	234
[1]	Fifth Third Bank NA	2.250%	2/1/27	50	48
	First Citizens BancShares Inc.	6.254%	3/12/40	127	123
	Franklin BSP Capital Corp.	7.200%	6/15/29	200	202
	FS KKR Capital Corp.	2.625%	1/15/27	170	162
	FS KKR Capital Corp.	3.125%	10/12/28	325	294
	FS KKR Capital Corp.	7.875%	1/15/29	200	209
	GATX Corp.	3.500%	6/1/32	200	180
	GATX Corp.	6.050%	3/15/34	755	785
	Global Payments Inc.	4.950%	8/15/27	430	432
	Global Payments Inc.	5.950%	8/15/52	415	385
	Globe Life Inc.	4.800%	6/15/32	200	195
	Goldman Sachs BDC Inc.	6.375%	3/11/27	200	204
	Goldman Sachs Capital I	6.345%	2/15/34	200	205
	Goldman Sachs Group Inc.	4.387%	6/15/27	1,455	1,450
	Goldman Sachs Group Inc.	1.948%	10/21/27	1,375	1,324
	Goldman Sachs Group Inc.	2.640%	2/24/28	200	193
	Goldman Sachs Group Inc.	4.937%	4/23/28	108	108
[1]	Goldman Sachs Group Inc.	3.691%	6/5/28	200	196
	Goldman Sachs Group Inc.	4.482%	8/23/28	200	199
[1]	Goldman Sachs Group Inc.	4.223%	5/1/29	1,230	1,218
	Goldman Sachs Group Inc.	6.484%	10/24/29	205	216
	Goldman Sachs Group Inc.	2.600%	2/7/30	1,255	1,147
	Goldman Sachs Group Inc.	5.727%	4/25/30	200	207
	Goldman Sachs Group Inc.	5.049%	7/23/30	270	272
[1]	Goldman Sachs Group Inc.	5.207%	1/28/31	210	213
	Goldman Sachs Group Inc.	5.218%	4/23/31	311	316
	Goldman Sachs Group Inc.	1.992%	1/27/32	930	791
	Goldman Sachs Group Inc.	2.615%	4/22/32	1,500	1,316
	Goldman Sachs Group Inc.	2.383%	7/21/32	1,330	1,145
	Goldman Sachs Group Inc.	2.650%	10/21/32	160	139
	Goldman Sachs Group Inc.	6.125%	2/15/33	200	216
	Goldman Sachs Group Inc.	3.102%	2/24/33	25	22

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goldman Sachs Group Inc.	6.561%	10/24/34	200	218
	Goldman Sachs Group Inc.	5.851%	4/25/35	364	375
	Goldman Sachs Group Inc.	5.330%	7/23/35	200	199
	Goldman Sachs Group Inc.	5.016%	10/23/35	290	280
	Goldman Sachs Group Inc.	5.536%	1/28/36	815	821
	Goldman Sachs Group Inc.	6.750%	10/1/37	1,075	1,156
[1]	Goldman Sachs Group Inc.	4.017%	10/31/38	170	145
	Goldman Sachs Group Inc.	6.250%	2/1/41	325	339
	Goldman Sachs Group Inc.	3.210%	4/22/42	300	218
	Goldman Sachs Group Inc.	2.908%	7/21/42	200	139
	Goldman Sachs Group Inc.	3.436%	2/24/43	1,465	1,085
[1]	Goldman Sachs Group Inc.	4.800%	7/8/44	30	26
	Goldman Sachs Group Inc.	5.150%	5/22/45	300	264
	Goldman Sachs Group Inc.	4.750%	10/21/45	945	818
	Goldman Sachs Group Inc.	5.561%	11/19/45	350	335
[3]	Goldman Sachs Private Credit Corp.	5.875%	5/6/28	25	25
[3]	Goldman Sachs Private Credit Corp.	6.250%	5/6/30	50	50
	Golub Capital BDC Inc.	2.050%	2/15/27	350	331
[3]	Golub Capital Private Credit Fund	5.800%	9/12/29	250	247
	HA Sustainable Infrastructure Capital Inc.	6.375%	7/1/34	220	215
	Hartford Insurance Group Inc.	6.100%	10/1/41	430	436
	Hartford Insurance Group Inc.	3.600%	8/19/49	200	143
[2,3]	HPS Corporate Lending Fund	5.300%	6/5/27	15	15
	HPS Corporate Lending Fund	6.750%	1/30/29	500	516
[2,3]	HPS Corporate Lending Fund	5.850%	6/5/30	100	100
[1]	HSBC Bank USA NA	5.625%	8/15/35	25	25
[1]	HSBC Bank USA NA	7.000%	1/15/39	200	224
	HSBC Holdings plc	5.887%	8/14/27	225	228
	HSBC Holdings plc	2.251%	11/22/27	200	193
[1]	HSBC Holdings plc	4.041%	3/13/28	200	198
	HSBC Holdings plc	5.597%	5/17/28	200	203
	HSBC Holdings plc	4.755%	6/9/28	450	450
	HSBC Holdings plc	5.210%	8/11/28	500	505
[1]	HSBC Holdings plc	2.013%	9/22/28	695	653
	HSBC Holdings plc	7.390%	11/3/28	825	872
	HSBC Holdings plc	5.130%	11/19/28	225	227
	HSBC Holdings plc	6.161%	3/9/29	600	620
[1]	HSBC Holdings plc	4.583%	6/19/29	200	199
	HSBC Holdings plc	2.206%	8/17/29	50	46
	HSBC Holdings plc	5.546%	3/4/30	690	706
	HSBC Holdings plc	4.950%	3/31/30	150	151
[1]	HSBC Holdings plc	3.973%	5/22/30	200	193
	HSBC Holdings plc	5.286%	11/19/30	200	202
[1]	HSBC Holdings plc	2.848%	6/4/31	540	486
[1]	HSBC Holdings plc	2.357%	8/18/31	329	289
	HSBC Holdings plc	5.733%	5/17/32	280	287
	HSBC Holdings plc	2.804%	5/24/32	325	284
	HSBC Holdings plc	2.871%	11/22/32	685	595
	HSBC Holdings plc	4.762%	3/29/33	200	192
	HSBC Holdings plc	5.402%	8/11/33	400	403
	HSBC Holdings plc	8.113%	11/3/33	730	833
	HSBC Holdings plc	6.254%	3/9/34	200	210
	HSBC Holdings plc	6.547%	6/20/34	150	157
	HSBC Holdings plc	7.399%	11/13/34	200	220
	HSBC Holdings plc	5.719%	3/4/35	200	204
	HSBC Holdings plc	5.450%	3/3/36	575	566
	HSBC Holdings plc	6.500%	5/2/36	310	330
[1]	HSBC Holdings plc	6.500%	5/2/36	200	209
	HSBC Holdings plc	6.500%	9/15/37	200	210
[1]	HSBC Holdings plc	6.500%	9/15/37	185	191
	HSBC Holdings plc	6.800%	6/1/38	156	169
	HSBC Holdings plc	6.100%	1/14/42	200	208
	HSBC Holdings plc	6.332%	3/9/44	445	468
	HSBC Holdings plc	5.250%	3/14/44	270	250
	HSBC USA Inc.	5.294%	3/4/27	200	203
[2]	HSBC USA Inc.	4.650%	6/3/28	200	201
	Huntington Bancshares Inc.	4.443%	8/4/28	385	384
	Huntington Bancshares Inc.	2.550%	2/4/30	770	696
	Huntington Bancshares Inc.	5.709%	2/2/35	460	462
	Huntington Bancshares Inc.	2.487%	8/15/36	200	166

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Huntington National Bank	4.871%	4/12/28	450	451
	ING Groep NV	3.950%	3/29/27	190	188
	ING Groep NV	4.858%	3/25/29	240	241
	ING Groep NV	5.066%	3/25/31	300	302
	ING Groep NV	4.252%	3/28/33	525	498
	ING Groep NV	6.114%	9/11/34	325	341
	ING Groep NV	5.525%	3/25/36	200	200
	Intercontinental Exchange Inc.	3.750%	9/21/28	585	573
	Intercontinental Exchange Inc.	4.350%	6/15/29	205	205
	Intercontinental Exchange Inc.	1.850%	9/15/32	200	164
	Intercontinental Exchange Inc.	4.600%	3/15/33	535	526
	Intercontinental Exchange Inc.	2.650%	9/15/40	200	142
	Intercontinental Exchange Inc.	3.000%	6/15/50	205	130
	Intercontinental Exchange Inc.	4.950%	6/15/52	770	679
	Invesco Finance plc	5.375%	11/30/43	140	129
	Jackson Financial Inc.	3.125%	11/23/31	230	200
	Jefferies Financial Group Inc.	4.850%	1/15/27	200	201
	Jefferies Financial Group Inc.	5.875%	7/21/28	590	606
	Jefferies Financial Group Inc.	2.625%	10/15/31	135	115
	Jefferies Financial Group Inc.	2.750%	10/15/32	245	203
	Jefferies Financial Group Inc.	6.200%	4/14/34	125	128
	Jefferies Financial Group Inc.	6.250%	1/15/36	280	285
	JPMorgan Chase & Co.	2.950%	10/1/26	200	196
	JPMorgan Chase & Co.	4.125%	12/15/26	200	199
	JPMorgan Chase & Co.	8.000%	4/29/27	225	240
	JPMorgan Chase & Co.	1.470%	9/22/27	985	946
	JPMorgan Chase & Co.	4.250%	10/1/27	200	200
	JPMorgan Chase & Co.	6.070%	10/22/27	1,075	1,097
	JPMorgan Chase & Co.	3.625%	12/1/27	505	496
	JPMorgan Chase & Co.	5.040%	1/23/28	50	50
[1]	JPMorgan Chase & Co.	3.782%	2/1/28	1,445	1,426
	JPMorgan Chase & Co.	4.323%	4/26/28	350	348
[1]	JPMorgan Chase & Co.	3.540%	5/1/28	400	392
[1]	JPMorgan Chase & Co.	2.182%	6/1/28	650	620
	JPMorgan Chase & Co.	4.851%	7/25/28	900	905
	JPMorgan Chase & Co.	4.915%	1/24/29	1,400	1,412
[1]	JPMorgan Chase & Co.	4.005%	4/23/29	200	197
	JPMorgan Chase & Co.	2.069%	6/1/29	625	581
	JPMorgan Chase & Co.	5.299%	7/24/29	50	51
[1]	JPMorgan Chase & Co.	4.452%	12/5/29	340	338
	JPMorgan Chase & Co.	5.012%	1/23/30	1,300	1,316
	JPMorgan Chase & Co.	5.581%	4/22/30	70	72
	JPMorgan Chase & Co.	4.995%	7/22/30	1,500	1,514
[1]	JPMorgan Chase & Co.	8.750%	9/1/30	400	470
[1]	JPMorgan Chase & Co.	2.739%	10/15/30	200	184
	JPMorgan Chase & Co.	4.603%	10/22/30	200	199
	JPMorgan Chase & Co.	5.140%	1/24/31	970	985
	JPMorgan Chase & Co.	5.103%	4/22/31	423	429
[1]	JPMorgan Chase & Co.	2.956%	5/13/31	1,500	1,363
	JPMorgan Chase & Co.	1.764%	11/19/31	300	256
	JPMorgan Chase & Co.	1.953%	2/4/32	1,215	1,040
	JPMorgan Chase & Co.	2.580%	4/22/32	200	176
	JPMorgan Chase & Co.	2.545%	11/8/32	620	537
	JPMorgan Chase & Co.	2.963%	1/25/33	340	301
	JPMorgan Chase & Co.	4.586%	4/26/33	200	195
	JPMorgan Chase & Co.	4.912%	7/25/33	425	421
	JPMorgan Chase & Co.	5.717%	9/14/33	170	174
	JPMorgan Chase & Co.	5.350%	6/1/34	250	253
	JPMorgan Chase & Co.	6.254%	10/23/34	200	214
	JPMorgan Chase & Co.	5.336%	1/23/35	200	201
	JPMorgan Chase & Co.	5.766%	4/22/35	900	931
	JPMorgan Chase & Co.	5.294%	7/22/35	200	200
	JPMorgan Chase & Co.	4.946%	10/22/35	200	194
	JPMorgan Chase & Co.	5.502%	1/24/36	1,195	1,210
	JPMorgan Chase & Co.	5.572%	4/22/36	593	603
	JPMorgan Chase & Co.	6.400%	5/15/38	230	250
[1]	JPMorgan Chase & Co.	3.882%	7/24/38	915	787
	JPMorgan Chase & Co.	5.500%	10/15/40	220	218
[1]	JPMorgan Chase & Co.	3.109%	4/22/41	125	93
	JPMorgan Chase & Co.	2.525%	11/19/41	975	665

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	4.950%	6/1/45	300	271
	JPMorgan Chase & Co.	5.534%	11/29/45	205	201
[1]	JPMorgan Chase & Co.	4.032%	7/24/48	1,630	1,279
[1]	JPMorgan Chase & Co.	3.897%	1/23/49	1,700	1,299
[1]	JPMorgan Chase & Co.	3.109%	4/22/51	30	20
	JPMorgan Chase & Co.	3.328%	4/22/52	210	143
	JPMorgan Chase Bank NA	5.110%	12/8/26	200	202
[1]	KeyBank NA	5.850%	11/15/27	620	636
[1]	KeyBank NA	3.900%	4/13/29	175	167
[1]	KeyBank NA	4.900%	8/8/32	200	189
[1]	KeyCorp	2.250%	4/6/27	450	431
[1]	KeyCorp	4.789%	6/1/33	375	358
	Lazard Group LLC	6.000%	3/15/31	75	78
	Legg Mason Inc.	5.625%	1/15/44	150	144
	Lincoln National Corp.	3.400%	1/15/31	230	211
	Lincoln National Corp.	6.300%	10/9/37	200	205
	Lloyds Banking Group plc	3.750%	1/11/27	205	203
	Lloyds Banking Group plc	5.462%	1/5/28	200	202
	Lloyds Banking Group plc	3.750%	3/18/28	200	197
	Lloyds Banking Group plc	4.375%	3/22/28	200	199
	Lloyds Banking Group plc	4.550%	8/16/28	200	199
[1]	Lloyds Banking Group plc	3.574%	11/7/28	540	525
	Lloyds Banking Group plc	5.087%	11/26/28	300	303
	Lloyds Banking Group plc	5.871%	3/6/29	665	685
	Lloyds Banking Group plc	4.976%	8/11/33	225	220
	Lloyds Banking Group plc	7.953%	11/15/33	200	227
	Lloyds Banking Group plc	5.679%	1/5/35	100	101
	Lloyds Banking Group plc	3.369%	12/14/46	95	66
	Lloyds Banking Group plc	4.344%	1/9/48	460	353
	LPL Holdings Inc.	4.900%	4/3/28	80	80
	LPL Holdings Inc.	6.750%	11/17/28	275	292
	LPL Holdings Inc.	6.000%	5/20/34	30	30
	LPL Holdings Inc.	5.750%	6/15/35	100	99
[1]	M&T Bank Corp.	4.833%	1/16/29	500	501
[1]	M&T Bank Corp.	5.385%	1/16/36	625	609
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	200	201
[1]	Manulife Financial Corp.	4.061%	2/24/32	475	468
	Marex Group plc	5.829%	5/8/28	50	50
	Marex Group plc	6.404%	11/4/29	200	204
	Markel Group Inc.	4.150%	9/17/50	321	238
	Markel Group Inc.	3.450%	5/7/52	245	160
	Marsh & McLennan Cos. Inc.	4.550%	11/8/27	465	467
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	25	25
	Marsh & McLennan Cos. Inc.	4.650%	3/15/30	400	402
	Marsh & McLennan Cos. Inc.	5.000%	3/15/35	500	492
	Marsh & McLennan Cos. Inc.	5.400%	3/15/55	1,045	976
	Mastercard Inc.	3.300%	3/26/27	315	311
	Mastercard Inc.	4.100%	1/15/28	465	465
	Mastercard Inc.	4.350%	1/15/32	200	197
	Mastercard Inc.	4.875%	5/9/34	200	199
	Mastercard Inc.	4.550%	1/15/35	1,135	1,100
	Mastercard Inc.	3.950%	2/26/48	285	225
	Mastercard Inc.	3.650%	6/1/49	325	242
	Mastercard Inc.	2.950%	3/15/51	125	79
	MetLife Inc.	6.500%	12/15/32	230	255
	MetLife Inc.	6.375%	6/15/34	498	543
[1]	MetLife Inc.	6.400%	12/15/36	255	258
	MetLife Inc.	4.875%	11/13/43	365	328
	MetLife Inc.	4.050%	3/1/45	25	20
	MetLife Inc.	4.600%	5/13/46	200	174
	MetLife Inc.	5.000%	7/15/52	590	523
	MetLife Inc.	5.250%	1/15/54	170	156
[1]	MetLife Inc.	6.350%	3/15/55	170	171
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	210	206
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	200	198
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	1,150	1,111
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	200	192
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	225	217
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	200	198
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/28	225	223

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	200	203
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/29	392	400
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	100	97
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/29	200	203
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	200	189
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	200	182
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	310	316
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	225	197
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/31	200	203
	Mitsubishi UFJ Financial Group Inc.	5.475%	2/22/31	200	206
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	300	258
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/32	200	173
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	200	174
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/33	200	190
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	25	25
	Mitsubishi UFJ Financial Group Inc.	5.472%	9/13/33	200	203
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/34	200	203
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/34	310	313
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/35	200	201
	Mitsubishi UFJ Financial Group Inc.	5.574%	1/16/36	200	202
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	330	298
	Mizuho Financial Group Inc.	2.839%	9/13/26	300	294
	Mizuho Financial Group Inc.	1.554%	7/9/27	200	193
	Mizuho Financial Group Inc.	4.018%	3/5/28	200	198
	Mizuho Financial Group Inc.	5.414%	9/13/28	400	407
[1]	Mizuho Financial Group Inc.	4.254%	9/11/29	200	197
	Mizuho Financial Group Inc.	3.261%	5/22/30	200	189
[1]	Mizuho Financial Group Inc.	3.153%	7/16/30	435	408
	Mizuho Financial Group Inc.	2.172%	5/22/32	35	30
	Mizuho Financial Group Inc.	5.669%	9/13/33	250	256
	Mizuho Financial Group Inc.	5.748%	7/6/34	200	205
	Mizuho Financial Group Inc.	5.594%	7/10/35	330	334
	Mizuho Financial Group Inc.	5.422%	5/13/36	200	200
[1]	Morgan Stanley	3.125%	7/27/26	225	222
[1]	Morgan Stanley	6.250%	8/9/26	200	204
[1]	Morgan Stanley	4.350%	9/8/26	295	294
	Morgan Stanley	3.625%	1/20/27	250	247
	Morgan Stanley	3.950%	4/23/27	200	198
[1]	Morgan Stanley	1.512%	7/20/27	300	290
	Morgan Stanley	2.475%	1/21/28	205	198
[1]	Morgan Stanley	5.652%	4/13/28	225	229
	Morgan Stanley	4.210%	4/20/28	275	273
	Morgan Stanley	6.296%	10/18/28	50	52
[1]	Morgan Stanley	3.772%	1/24/29	1,320	1,292
	Morgan Stanley	5.123%	2/1/29	1,500	1,518
[1]	Morgan Stanley	5.164%	4/20/29	200	203
	Morgan Stanley	5.449%	7/20/29	1,495	1,530
	Morgan Stanley	6.407%	11/1/29	200	211
	Morgan Stanley	5.173%	1/16/30	1,305	1,326
	Morgan Stanley	5.656%	4/18/30	340	351
	Morgan Stanley	5.042%	7/19/30	200	202
	Morgan Stanley	5.230%	1/15/31	220	223
[1]	Morgan Stanley	2.699%	1/22/31	100	91
	Morgan Stanley	5.192%	4/17/31	250	254
[1]	Morgan Stanley	1.794%	2/13/32	1,455	1,225
	Morgan Stanley	7.250%	4/1/32	225	256
[1]	Morgan Stanley	1.928%	4/28/32	190	160
[1]	Morgan Stanley	2.239%	7/21/32	730	622
[1]	Morgan Stanley	2.511%	10/20/32	315	271
	Morgan Stanley	2.943%	1/21/33	200	176
	Morgan Stanley	4.889%	7/20/33	200	197
	Morgan Stanley	6.342%	10/18/33	1,010	1,080
[1]	Morgan Stanley	5.250%	4/21/34	200	200
[1]	Morgan Stanley	5.424%	7/21/34	200	202
	Morgan Stanley	5.466%	1/18/35	920	925
	Morgan Stanley	5.831%	4/19/35	200	206
	Morgan Stanley	5.320%	7/19/35	200	199
	Morgan Stanley	5.587%	1/18/36	1,475	1,490
	Morgan Stanley	5.664%	4/17/36	508	517
	Morgan Stanley	2.484%	9/16/36	200	167

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	5.297%	4/20/37	200	196
	Morgan Stanley	5.948%	1/19/38	725	731
	Morgan Stanley	5.942%	2/7/39	200	202
[1]	Morgan Stanley	4.457%	4/22/39	985	891
	Morgan Stanley	4.300%	1/27/45	300	249
[1]	Morgan Stanley	4.375%	1/22/47	310	256
[1]	Morgan Stanley	2.802%	1/25/52	25	15
	Morgan Stanley	5.516%	11/19/55	1,415	1,348
[1]	Morgan Stanley Bank NA	5.882%	10/30/26	200	204
	Morgan Stanley Bank NA	4.447%	10/15/27	200	200
[1]	Morgan Stanley Bank NA	4.952%	1/14/28	200	201
[1]	Morgan Stanley Bank NA	4.968%	7/14/28	200	202
	Morgan Stanley Bank NA	5.016%	1/12/29	500	505
	Morgan Stanley Direct Lending Fund	6.000%	5/19/30	50	50
[3]	MSD Investment Corp.	6.250%	5/31/30	55	54
	Nasdaq Inc.	3.250%	4/28/50	75	49
	Nasdaq Inc.	6.100%	6/28/63	390	385
[1]	National Australia Bank Ltd.	2.500%	7/12/26	71	70
	National Australia Bank Ltd.	5.087%	6/11/27	200	203
	National Australia Bank Ltd.	4.787%	1/10/29	250	254
	National Australia Bank Ltd.	4.901%	1/14/30	280	286
	National Bank of Canada	4.500%	10/10/29	285	282
[1]	Nationwide Financial Services Inc.	6.750%	5/15/37	209	207
	NatWest Group plc	1.642%	6/14/27	1,240	1,201
	NatWest Group plc	5.516%	9/30/28	25	25
[1]	NatWest Group plc	4.892%	5/18/29	200	201
	NatWest Group plc	5.808%	9/13/29	140	144
[1]	NatWest Group plc	5.076%	1/27/30	455	458
[1]	NatWest Group plc	4.445%	5/8/30	300	295
	NatWest Group plc	4.964%	8/15/30	200	200
	NatWest Group plc	6.016%	3/2/34	200	208
	NatWest Group plc	6.475%	6/1/34	200	208
	NatWest Group plc	5.778%	3/1/35	200	204
[1]	NatWest Group plc	3.032%	11/28/35	200	177
	Nomura Holdings Inc.	2.329%	1/22/27	300	289
	Nomura Holdings Inc.	5.594%	7/2/27	300	305
	Nomura Holdings Inc.	5.842%	1/18/28	25	26
	Nomura Holdings Inc.	2.710%	1/22/29	200	185
	Nomura Holdings Inc.	5.605%	7/6/29	675	692
	Nomura Holdings Inc.	5.783%	7/3/34	500	510
	Northern Trust Corp.	4.000%	5/10/27	200	199
	Northern Trust Corp.	3.150%	5/3/29	200	192
[1]	Northern Trust Corp.	3.375%	5/8/32	200	193
	Oaktree Specialty Lending Corp.	2.700%	1/15/27	190	180
	Old Republic International Corp.	5.750%	3/28/34	200	203
	Old Republic International Corp.	3.850%	6/11/51	305	210
	ORIX Corp.	3.700%	7/18/27	200	196
	ORIX Corp.	4.650%	9/10/29	200	199
	ORIX Corp.	5.200%	9/13/32	340	339
	PayPal Holdings Inc.	2.650%	10/1/26	165	162
	PayPal Holdings Inc.	2.300%	6/1/30	350	315
	PayPal Holdings Inc.	4.400%	6/1/32	200	195
	PayPal Holdings Inc.	3.250%	6/1/50	510	333
	PayPal Holdings Inc.	5.050%	6/1/52	265	235
	PayPal Holdings Inc.	5.500%	6/1/54	200	189
[1]	PNC Bank NA	3.100%	10/25/27	200	194
[1]	PNC Bank NA	3.250%	1/22/28	289	281
[1]	PNC Bank NA	4.050%	7/26/28	250	246
[1]	PNC Bank NA	2.700%	10/22/29	200	184
	PNC Financial Services Group Inc.	2.600%	7/23/26	200	196
	PNC Financial Services Group Inc.	1.150%	8/13/26	270	260
	PNC Financial Services Group Inc.	5.102%	7/23/27	200	201
	PNC Financial Services Group Inc.	6.615%	10/20/27	200	206
	PNC Financial Services Group Inc.	5.300%	1/21/28	200	202
	PNC Financial Services Group Inc.	5.354%	12/2/28	250	254
	PNC Financial Services Group Inc.	3.450%	4/23/29	50	48
	PNC Financial Services Group Inc.	5.582%	6/12/29	235	242
	PNC Financial Services Group Inc.	2.550%	1/22/30	200	183
	PNC Financial Services Group Inc.	5.492%	5/14/30	200	206
	PNC Financial Services Group Inc.	5.222%	1/29/31	770	782

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PNC Financial Services Group Inc.	4.899%	5/13/31	170	170
	PNC Financial Services Group Inc.	2.307%	4/23/32	270	233
	PNC Financial Services Group Inc.	4.812%	10/21/32	200	197
	PNC Financial Services Group Inc.	4.626%	6/6/33	245	232
	PNC Financial Services Group Inc.	6.037%	10/28/33	30	31
	PNC Financial Services Group Inc.	5.068%	1/24/34	730	721
	PNC Financial Services Group Inc.	5.939%	8/18/34	320	331
	PNC Financial Services Group Inc.	6.875%	10/20/34	300	329
	PNC Financial Services Group Inc.	5.676%	1/22/35	200	204
	PNC Financial Services Group Inc.	5.401%	7/23/35	200	200
	PNC Financial Services Group Inc.	5.575%	1/29/36	295	297
	Principal Financial Group Inc.	3.100%	11/15/26	200	196
	Principal Financial Group Inc.	3.700%	5/15/29	200	193
	Progressive Corp.	2.450%	1/15/27	200	194
	Progressive Corp.	4.000%	3/1/29	200	198
	Progressive Corp.	3.000%	3/15/32	200	180
	Progressive Corp.	6.250%	12/1/32	200	217
	Progressive Corp.	4.125%	4/15/47	170	135
	Progressive Corp.	3.950%	3/26/50	255	194
	Progressive Corp.	3.700%	3/15/52	175	126
	Prudential Financial Inc.	5.200%	3/14/35	120	119
[1]	Prudential Financial Inc.	3.000%	3/10/40	215	158
[1]	Prudential Financial Inc.	4.600%	5/15/44	240	205
	Prudential Financial Inc.	3.905%	12/7/47	200	151
[1]	Prudential Financial Inc.	5.700%	9/15/48	100	100
	Prudential Financial Inc.	3.935%	12/7/49	560	417
[1]	Prudential Financial Inc.	4.350%	2/25/50	207	167
[1]	Prudential Financial Inc.	3.700%	10/1/50	320	289
	Prudential Financial Inc.	5.125%	3/1/52	200	192
	Prudential Financial Inc.	6.000%	9/1/52	240	240
	Prudential Financial Inc.	6.750%	3/1/53	200	208
	Prudential Funding Asia plc	3.625%	3/24/32	200	184
	Radian Group Inc.	4.875%	3/15/27	625	624
	Raymond James Financial Inc.	4.950%	7/15/46	275	242
[1]	Regions Bank	6.450%	6/26/37	210	213
	Regions Financial Corp.	5.502%	9/6/35	240	235
	Reinsurance Group of America Inc.	3.900%	5/15/29	200	195
	Reinsurance Group of America Inc.	5.750%	9/15/34	400	405
	RenaissanceRe Holdings Ltd.	5.750%	6/5/33	310	314
[1]	Royal Bank of Canada	1.400%	11/2/26	200	192
[1]	Royal Bank of Canada	4.875%	1/19/27	200	202
	Royal Bank of Canada	3.625%	5/4/27	200	197
[1]	Royal Bank of Canada	5.069%	7/23/27	200	201
[1]	Royal Bank of Canada	4.240%	8/3/27	200	200
[1]	Royal Bank of Canada	4.510%	10/18/27	200	200
[1]	Royal Bank of Canada	4.900%	1/12/28	200	203
[1]	Royal Bank of Canada	5.200%	8/1/28	605	619
[1]	Royal Bank of Canada	4.965%	1/24/29	70	71
[1]	Royal Bank of Canada	4.950%	2/1/29	200	204
[1]	Royal Bank of Canada	4.650%	10/18/30	200	199
[1]	Royal Bank of Canada	5.153%	2/4/31	505	512
[1]	Royal Bank of Canada	4.970%	5/2/31	250	252
[1]	Royal Bank of Canada	5.000%	2/1/33	100	100
[1]	Royal Bank of Canada	5.000%	5/2/33	200	200
[1]	Royal Bank of Canada	5.150%	2/1/34	700	707
	Santander Holdings USA Inc.	6.499%	3/9/29	1,180	1,222
	Santander Holdings USA Inc.	6.342%	5/31/35	200	205
[1]	Santander UK Group Holdings plc	3.823%	11/3/28	450	437
	Santander UK Group Holdings plc	4.858%	9/11/30	635	629
	SiriusPoint Ltd.	7.000%	4/5/29	285	296
	Sixth Street Lending Partners	5.750%	1/15/30	250	249
[3]	Sixth Street Lending Partners	6.125%	7/15/30	470	475
	State Street Corp.	4.993%	3/18/27	800	810
	State Street Corp.	4.536%	2/28/28	375	378
	State Street Corp.	4.543%	4/24/28	100	100
	State Street Corp.	5.820%	11/4/28	200	206
	State Street Corp.	4.530%	2/20/29	420	421
	State Street Corp.	4.834%	4/24/30	75	76
	State Street Corp.	2.200%	3/3/31	200	174
	State Street Corp.	2.623%	2/7/33	200	174

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	State Street Corp.	4.421%	5/13/33	350	340
	State Street Corp.	4.164%	8/4/33	300	284
	State Street Corp.	6.123%	11/21/34	100	104
	State Street Corp.	5.146%	2/28/36	200	199
	Stewart Information Services Corp.	3.600%	11/15/31	230	204
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	205	201
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	200	192
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	200	196
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	300	295
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	200	193
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	85	87
	Sumitomo Mitsui Financial Group Inc.	5.800%	7/13/28	365	378
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	790	778
	Sumitomo Mitsui Financial Group Inc.	5.716%	9/14/28	200	207
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	200	184
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	200	185
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/30	327	341
	Sumitomo Mitsui Financial Group Inc.	5.240%	4/15/30	200	204
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	355	313
	Sumitomo Mitsui Financial Group Inc.	5.852%	7/13/30	285	299
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	200	169
	Sumitomo Mitsui Financial Group Inc.	5.424%	7/9/31	200	205
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	200	172
	Sumitomo Mitsui Financial Group Inc.	5.454%	1/15/32	225	231
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	75	78
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/33	200	207
	Sumitomo Mitsui Financial Group Inc.	5.808%	9/14/33	200	209
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/34	200	204
	Sumitomo Mitsui Financial Group Inc.	5.632%	1/15/35	200	204
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/41	260	184
	Sumitomo Mitsui Financial Group Inc.	3.050%	1/14/42	200	145
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/43	200	209
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/44	250	249
	Synchrony Financial	3.950%	12/1/27	475	462
	Synchrony Financial	2.875%	10/28/31	125	106
[1]	Toronto-Dominion Bank	1.200%	6/3/26	535	518
[1]	Toronto-Dominion Bank	5.532%	7/17/26	200	202
[1]	Toronto-Dominion Bank	1.250%	9/10/26	200	192
[1]	Toronto-Dominion Bank	1.950%	1/12/27	285	274
[1]	Toronto-Dominion Bank	2.800%	3/10/27	225	219
[1]	Toronto-Dominion Bank	4.980%	4/5/27	200	202
	Toronto-Dominion Bank	4.108%	6/8/27	200	199
[1]	Toronto-Dominion Bank	4.693%	9/15/27	200	201
	Toronto-Dominion Bank	5.156%	1/10/28	200	203
	Toronto-Dominion Bank	4.861%	1/31/28	200	202
[1]	Toronto-Dominion Bank	5.523%	7/17/28	200	206
	Toronto-Dominion Bank	4.783%	12/17/29	600	602
[1]	Toronto-Dominion Bank	3.625%	9/15/31	200	196
[1]	Toronto-Dominion Bank	2.450%	1/12/32	200	172
	Toronto-Dominion Bank	5.298%	1/30/32	450	456
[1]	Toronto-Dominion Bank	3.200%	3/10/32	323	289
	Toronto-Dominion Bank	4.456%	6/8/32	177	172
	TPG Operating Group II LP	5.875%	3/5/34	100	101
[1]	Travelers Cos. Inc.	6.250%	6/15/37	75	81
	Travelers Cos. Inc.	5.350%	11/1/40	365	358
	Travelers Cos. Inc.	4.600%	8/1/43	200	172
	Travelers Cos. Inc.	3.750%	5/15/46	200	152
	Travelers Cos. Inc.	2.550%	4/27/50	225	131
	Travelers Cos. Inc.	5.450%	5/25/53	275	263
[1]	Truist Bank	3.800%	10/30/26	25	25
[1]	Truist Financial Corp.	7.161%	10/30/29	1,270	1,367
[1]	Truist Financial Corp.	4.916%	7/28/33	250	240
[1]	Truist Financial Corp.	5.867%	6/8/34	75	77
[1]	Truist Financial Corp.	5.711%	1/24/35	1,205	1,224
	UBS AG	1.250%	8/7/26	600	578
	UBS AG	4.864%	1/10/28	300	301
	UBS AG	7.500%	2/15/28	400	430
	UBS AG	5.650%	9/11/28	200	207
	UBS AG	4.500%	6/26/48	250	209
	UBS Group AG	4.875%	5/15/45	310	271

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Unum Group	4.125%	6/15/51	215	155
	Unum Group	6.000%	6/15/54	210	202
[1]	US Bancorp	2.375%	7/22/26	765	750
[1]	US Bancorp	3.150%	4/27/27	75	73
[1]	US Bancorp	3.900%	4/26/28	200	198
[1]	US Bancorp	4.548%	7/22/28	350	350
[1]	US Bancorp	1.375%	7/22/30	1,190	1,014
	US Bancorp	5.100%	7/23/30	1,025	1,038
	US Bancorp	5.046%	2/12/31	50	50
	US Bancorp	5.083%	5/15/31	350	353
[1]	US Bancorp	2.677%	1/27/33	600	517
[1]	US Bancorp	4.967%	7/22/33	170	165
	US Bancorp	5.850%	10/21/33	275	285
	US Bancorp	4.839%	2/1/34	350	339
	US Bancorp	2.491%	11/3/36	310	258
	US Bank NA	4.507%	10/22/27	250	250
	Visa Inc.	1.100%	2/15/31	715	604
	Visa Inc.	4.150%	12/14/35	250	235
	Visa Inc.	2.700%	4/15/40	1,500	1,113
	Visa Inc.	4.300%	12/14/45	100	85
	Voya Financial Inc.	5.000%	9/20/34	310	295
[1]	Voya Financial Inc.	4.700%	1/23/48	200	189
	Wachovia Corp.	5.500%	8/1/35	250	249
[1]	Wells Fargo & Co.	4.100%	6/3/26	925	920
	Wells Fargo & Co.	3.000%	10/23/26	250	245
[1]	Wells Fargo & Co.	3.196%	6/17/27	1,500	1,478
[1]	Wells Fargo & Co.	4.900%	1/24/28	1,335	1,340
[1]	Wells Fargo & Co.	3.526%	3/24/28	200	196
[1]	Wells Fargo & Co.	5.707%	4/22/28	600	611
[1]	Wells Fargo & Co.	3.584%	5/22/28	200	196
[1]	Wells Fargo & Co.	2.393%	6/2/28	700	670
[1]	Wells Fargo & Co.	4.808%	7/25/28	350	351
[1]	Wells Fargo & Co.	4.150%	1/24/29	200	197
[1]	Wells Fargo & Co.	5.574%	7/25/29	200	205
[1]	Wells Fargo & Co.	2.879%	10/30/30	200	185
	Wells Fargo & Co.	5.244%	1/24/31	1,475	1,497
[1]	Wells Fargo & Co.	2.572%	2/11/31	1,200	1,084
[1]	Wells Fargo & Co.	3.350%	3/2/33	325	292
[1]	Wells Fargo & Co.	4.897%	7/25/33	260	256
	Wells Fargo & Co.	5.389%	4/24/34	295	296
[1]	Wells Fargo & Co.	5.557%	7/25/34	200	203
	Wells Fargo & Co.	6.491%	10/23/34	200	214
	Wells Fargo & Co.	5.499%	1/23/35	1,430	1,438
	Wells Fargo & Co.	5.211%	12/3/35	1,395	1,369
	Wells Fargo & Co.	5.605%	4/23/36	567	574
[1]	Wells Fargo & Co.	3.068%	4/30/41	1,170	857
	Wells Fargo & Co.	5.375%	11/2/43	200	184
	Wells Fargo & Co.	5.606%	1/15/44	415	391
[1]	Wells Fargo & Co.	4.650%	11/4/44	110	91
	Wells Fargo & Co.	3.900%	5/1/45	435	335
[1]	Wells Fargo & Co.	4.900%	11/17/45	240	205
[1]	Wells Fargo & Co.	4.400%	6/14/46	900	712
[1]	Wells Fargo & Co.	4.750%	12/7/46	338	280
[1]	Wells Fargo & Co.	5.013%	4/4/51	495	435
[1]	Wells Fargo & Co.	4.611%	4/25/53	307	253
[1]	Wells Fargo Bank NA	5.450%	8/7/26	533	539
	Wells Fargo Bank NA	5.254%	12/11/26	200	203
	Wells Fargo Bank NA	5.950%	8/26/36	200	205
[1]	Wells Fargo Bank NA	5.850%	2/1/37	260	264
	Westpac Banking Corp.	1.150%	6/3/26	845	819
	Westpac Banking Corp.	2.700%	8/19/26	200	196
[1]	Westpac Banking Corp.	4.600%	10/20/26	200	201
	Westpac Banking Corp.	3.350%	3/8/27	200	197
	Westpac Banking Corp.	5.457%	11/18/27	200	206
	Westpac Banking Corp.	5.535%	11/17/28	200	208
	Westpac Banking Corp.	1.953%	11/20/28	200	185
	Westpac Banking Corp.	5.050%	4/16/29	200	205
	Westpac Banking Corp.	2.150%	6/3/31	25	22
[1]	Westpac Banking Corp.	4.322%	11/23/31	200	198
	Westpac Banking Corp.	5.405%	8/10/33	200	199

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Westpac Banking Corp.	4.110%	7/24/34	200	192
[1]	Westpac Banking Corp.	5.618%	11/20/35	675	670
	Westpac Banking Corp.	3.133%	11/18/41	525	370
	Willis North America Inc.	4.650%	6/15/27	315	316
	Willis North America Inc.	4.500%	9/15/28	315	314
	Willis North America Inc.	2.950%	9/15/29	200	186
	Willis North America Inc.	5.900%	3/5/54	410	395
					343,940
Health Care (10.9%)
	Abbott Laboratories	6.150%	11/30/37	393	429
	Abbott Laboratories	4.900%	11/30/46	75	69
	AbbVie Inc.	2.950%	11/21/26	210	206
	AbbVie Inc.	4.250%	11/14/28	850	850
	AbbVie Inc.	4.800%	3/15/29	1,400	1,420
	AbbVie Inc.	3.200%	11/21/29	775	735
	AbbVie Inc.	5.050%	3/15/34	300	301
	AbbVie Inc.	4.550%	3/15/35	80	76
	AbbVie Inc.	4.500%	5/14/35	867	825
	AbbVie Inc.	4.300%	5/14/36	1,530	1,417
	AbbVie Inc.	4.050%	11/21/39	200	171
	AbbVie Inc.	4.625%	10/1/42	450	395
	AbbVie Inc.	4.400%	11/6/42	200	172
	AbbVie Inc.	4.850%	6/15/44	200	179
	AbbVie Inc.	4.750%	3/15/45	200	176
	AbbVie Inc.	4.700%	5/14/45	200	176
	AbbVie Inc.	4.450%	5/14/46	170	143
	AbbVie Inc.	4.875%	11/14/48	425	375
	AbbVie Inc.	4.250%	11/21/49	1,500	1,203
	AbbVie Inc.	5.400%	3/15/54	395	375
	AbbVie Inc.	5.500%	3/15/64	455	432
[1]	AdventHealth Obligated Group	2.795%	11/15/51	290	174
	Aetna Inc.	6.625%	6/15/36	485	512
	Aetna Inc.	4.500%	5/15/42	200	161
	Agilent Technologies Inc.	4.750%	9/9/34	200	193
	AHS Hospital Corp.	5.024%	7/1/45	375	341
	Amgen Inc.	2.200%	2/21/27	226	218
	Amgen Inc.	5.150%	3/2/28	695	708
	Amgen Inc.	4.050%	8/18/29	156	153
	Amgen Inc.	2.450%	2/21/30	805	730
	Amgen Inc.	5.250%	3/2/30	200	205
	Amgen Inc.	2.300%	2/25/31	955	838
	Amgen Inc.	2.000%	1/15/32	215	181
	Amgen Inc.	3.350%	2/22/32	200	183
	Amgen Inc.	5.250%	3/2/33	165	167
	Amgen Inc.	6.375%	6/1/37	200	216
	Amgen Inc.	6.400%	2/1/39	297	315
	Amgen Inc.	3.150%	2/21/40	200	151
	Amgen Inc.	5.750%	3/15/40	200	200
	Amgen Inc.	4.950%	10/1/41	200	180
	Amgen Inc.	5.650%	6/15/42	392	380
	Amgen Inc.	5.600%	3/2/43	400	388
	Amgen Inc.	4.400%	5/1/45	200	166
	Amgen Inc.	4.563%	6/15/48	200	165
	Amgen Inc.	3.375%	2/21/50	305	208
	Amgen Inc.	4.663%	6/15/51	200	166
	Amgen Inc.	4.200%	2/22/52	135	103
	Amgen Inc.	4.875%	3/1/53	200	170
	Amgen Inc.	5.650%	3/2/53	710	676
	Amgen Inc.	2.770%	9/1/53	200	115
	Amgen Inc.	4.400%	2/22/62	285	215
	Amgen Inc.	5.750%	3/2/63	620	587
[1]	Ascension Health	3.106%	11/15/39	200	153
[1]	Ascension Health	4.847%	11/15/53	335	293
	AstraZeneca Finance LLC	4.800%	2/26/27	200	202
	AstraZeneca Finance LLC	4.850%	2/26/29	200	203
	AstraZeneca plc	4.000%	1/17/29	765	758
	AstraZeneca plc	1.375%	8/6/30	200	172
	AstraZeneca plc	6.450%	9/15/37	100	110
	AstraZeneca plc	4.000%	9/18/42	255	211

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AstraZeneca plc	4.375%	11/16/45	220	187
	AstraZeneca plc	4.375%	8/17/48	660	552
	AstraZeneca plc	2.125%	8/6/50	35	19
	Banner Health	1.897%	1/1/31	230	199
	Baxter International Inc.	2.600%	8/15/26	775	757
	Baxter International Inc.	1.915%	2/1/27	200	191
	Baxter International Inc.	2.272%	12/1/28	205	189
	Baxter International Inc.	1.730%	4/1/31	200	168
	Baxter International Inc.	2.539%	2/1/32	250	214
	Baylor Scott & White Holdings	4.185%	11/15/45	205	166
	Baylor Scott & White Holdings	3.967%	11/15/46	225	175
	Becton Dickinson & Co.	3.700%	6/6/27	205	202
	Becton Dickinson & Co.	5.081%	6/7/29	490	497
	Becton Dickinson & Co.	2.823%	5/20/30	25	23
	Becton Dickinson & Co.	4.298%	8/22/32	235	224
	Becton Dickinson & Co.	5.110%	2/8/34	200	197
	Becton Dickinson & Co.	4.669%	6/6/47	440	366
	Biogen Inc.	2.250%	5/1/30	625	554
	Biogen Inc.	5.750%	5/15/35	50	50
	Biogen Inc.	3.150%	5/1/50	335	204
	Biogen Inc.	6.450%	5/15/55	50	50
	Boston Scientific Corp.	4.550%	3/1/39	560	516
	Bristol-Myers Squibb Co.	3.200%	6/15/26	50	49
	Bristol-Myers Squibb Co.	4.900%	2/22/29	225	229
	Bristol-Myers Squibb Co.	3.400%	7/26/29	880	847
	Bristol-Myers Squibb Co.	1.450%	11/13/30	1,080	923
	Bristol-Myers Squibb Co.	5.750%	2/1/31	1,110	1,174
	Bristol-Myers Squibb Co.	2.950%	3/15/32	200	179
	Bristol-Myers Squibb Co.	5.900%	11/15/33	200	212
	Bristol-Myers Squibb Co.	4.125%	6/15/39	75	65
	Bristol-Myers Squibb Co.	4.500%	3/1/44	320	273
	Bristol-Myers Squibb Co.	4.625%	5/15/44	590	510
	Bristol-Myers Squibb Co.	4.350%	11/15/47	310	252
	Bristol-Myers Squibb Co.	4.250%	10/26/49	400	315
	Bristol-Myers Squibb Co.	2.550%	11/13/50	465	263
	Bristol-Myers Squibb Co.	3.700%	3/15/52	200	142
	Bristol-Myers Squibb Co.	6.250%	11/15/53	200	208
	Bristol-Myers Squibb Co.	5.550%	2/22/54	200	190
	Bristol-Myers Squibb Co.	3.900%	3/15/62	215	149
	Bristol-Myers Squibb Co.	6.400%	11/15/63	305	321
	Bristol-Myers Squibb Co.	5.650%	2/22/64	430	408
	Cardinal Health Inc.	3.410%	6/15/27	200	196
	Cardinal Health Inc.	5.125%	2/15/29	250	255
	Cardinal Health Inc.	5.000%	11/15/29	200	202
	Cardinal Health Inc.	4.600%	3/15/43	504	418
[1]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	265	172
	Cencora Inc.	4.625%	12/15/27	530	533
	Cencora Inc.	5.125%	2/15/34	200	199
	Cencora Inc.	5.150%	2/15/35	200	198
	Centene Corp.	4.250%	12/15/27	25	24
	Centene Corp.	2.450%	7/15/28	1,500	1,382
	Centene Corp.	4.625%	12/15/29	259	249
	Centene Corp.	3.000%	10/15/30	230	202
	Centene Corp.	2.500%	3/1/31	375	318
[1]	Children's Hospital Corp.	4.115%	1/1/47	200	160
[1]	Children's Hospital of Philadelphia	2.704%	7/1/50	280	166
[1]	CHRISTUS Health	4.341%	7/1/28	235	232
[1]	Cigna Group	3.400%	3/1/27	300	295
	Cigna Group	4.375%	10/15/28	480	477
	Cigna Group	5.000%	5/15/29	775	787
	Cigna Group	5.400%	3/15/33	310	315
	Cigna Group	4.800%	8/15/38	1,245	1,138
[1]	Cigna Group	6.125%	11/15/41	200	203
[1]	Cigna Group	4.800%	7/15/46	200	169
[1]	Cigna Group	3.875%	10/15/47	385	279
	Cigna Group	4.900%	12/15/48	350	296
	Cigna Group	5.600%	2/15/54	175	162
[1]	City of Hope	5.623%	11/15/43	305	286
	CommonSpirit Health	6.073%	11/1/27	535	552
[1]	CommonSpirit Health	4.350%	11/1/42	200	164

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CommonSpirit Health	3.817%	10/1/49	65	46
	CommonSpirit Health	3.910%	10/1/50	225	160
	CommonSpirit Health	5.548%	12/1/54	435	399
[1]	Community Health Network Inc.	3.099%	5/1/50	285	175
	CVS Health Corp.	3.000%	8/15/26	1,255	1,231
	CVS Health Corp.	3.625%	4/1/27	200	197
	CVS Health Corp.	6.250%	6/1/27	200	206
	CVS Health Corp.	1.300%	8/21/27	200	186
	CVS Health Corp.	5.000%	1/30/29	200	201
	CVS Health Corp.	5.400%	6/1/29	200	204
	CVS Health Corp.	3.250%	8/15/29	425	399
	CVS Health Corp.	5.125%	2/21/30	215	216
	CVS Health Corp.	1.750%	8/21/30	515	438
	CVS Health Corp.	5.250%	1/30/31	200	202
	CVS Health Corp.	1.875%	2/28/31	360	303
	CVS Health Corp.	5.550%	6/1/31	370	378
	CVS Health Corp.	2.125%	9/15/31	200	167
	CVS Health Corp.	5.250%	2/21/33	215	212
	CVS Health Corp.	5.300%	6/1/33	200	197
	CVS Health Corp.	5.700%	6/1/34	225	226
	CVS Health Corp.	4.780%	3/25/38	530	471
	CVS Health Corp.	6.125%	9/15/39	200	200
	CVS Health Corp.	4.125%	4/1/40	155	125
	CVS Health Corp.	5.300%	12/5/43	200	175
	CVS Health Corp.	5.125%	7/20/45	130	112
	CVS Health Corp.	5.050%	3/25/48	1,530	1,276
	CVS Health Corp.	5.625%	2/21/53	200	178
	CVS Health Corp.	5.875%	6/1/53	700	644
	CVS Health Corp.	6.050%	6/1/54	200	189
	Danaher Corp.	2.800%	12/10/51	670	405
	Dignity Health	4.500%	11/1/42	25	20
[1]	Duke University Health System Inc.	3.920%	6/1/47	315	240
	Elevance Health Inc.	3.650%	12/1/27	300	295
	Elevance Health Inc.	4.101%	3/1/28	955	947
	Elevance Health Inc.	5.150%	6/15/29	250	255
	Elevance Health Inc.	2.250%	5/15/30	80	71
	Elevance Health Inc.	4.950%	11/1/31	200	200
	Elevance Health Inc.	4.100%	5/15/32	200	188
	Elevance Health Inc.	5.500%	10/15/32	200	205
	Elevance Health Inc.	4.750%	2/15/33	300	292
	Elevance Health Inc.	5.850%	1/15/36	200	205
	Elevance Health Inc.	4.650%	8/15/44	200	169
	Elevance Health Inc.	4.375%	12/1/47	175	139
	Elevance Health Inc.	3.125%	5/15/50	25	16
	Elevance Health Inc.	4.550%	5/15/52	840	667
	Elevance Health Inc.	6.100%	10/15/52	765	759
	Elevance Health Inc.	5.125%	2/15/53	200	174
	Eli Lilly & Co.	3.375%	3/15/29	1,395	1,356
	Eli Lilly & Co.	4.750%	2/12/30	350	356
	Eli Lilly & Co.	4.900%	2/12/32	200	203
	Eli Lilly & Co.	4.700%	2/27/33	475	473
	Eli Lilly & Co.	4.700%	2/9/34	200	197
	Eli Lilly & Co.	5.550%	3/15/37	200	209
	Eli Lilly & Co.	4.875%	2/27/53	225	200
	Eli Lilly & Co.	5.000%	2/9/54	590	534
	Eli Lilly & Co.	5.050%	8/14/54	200	182
	Eli Lilly & Co.	4.150%	3/15/59	320	247
	Eli Lilly & Co.	4.950%	2/27/63	290	255
	Eli Lilly & Co.	5.100%	2/9/64	200	181
	GE HealthCare Technologies Inc.	5.905%	11/22/32	300	315
	Gilead Sciences Inc.	2.950%	3/1/27	700	687
	Gilead Sciences Inc.	5.250%	10/15/33	200	203
	Gilead Sciences Inc.	4.000%	9/1/36	620	556
	Gilead Sciences Inc.	2.600%	10/1/40	200	140
	Gilead Sciences Inc.	5.650%	12/1/41	555	552
	Gilead Sciences Inc.	4.800%	4/1/44	200	178
	Gilead Sciences Inc.	4.500%	2/1/45	200	171
	Gilead Sciences Inc.	4.750%	3/1/46	100	88
	Gilead Sciences Inc.	2.800%	10/1/50	500	305
	Gilead Sciences Inc.	5.550%	10/15/53	200	192

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Gilead Sciences Inc.	5.500%	11/15/54	200	191
	GlaxoSmithKline Capital Inc.	4.500%	4/15/30	88	88
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	540	554
	GlaxoSmithKline Capital Inc.	4.875%	4/15/35	100	98
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	715	780
	GlaxoSmithKline Capital plc	4.315%	3/12/27	78	78
	GlaxoSmithKline Capital plc	3.375%	6/1/29	660	636
[1]	Hackensack Meridian Health Inc.	2.675%	9/1/41	620	419
	HCA Inc.	5.200%	6/1/28	400	406
	HCA Inc.	5.625%	9/1/28	450	460
	HCA Inc.	5.875%	2/1/29	200	206
	HCA Inc.	3.375%	3/15/29	200	190
	HCA Inc.	4.125%	6/15/29	780	760
	HCA Inc.	3.500%	9/1/30	400	373
	HCA Inc.	5.450%	4/1/31	260	265
	HCA Inc.	2.375%	7/15/31	940	804
	HCA Inc.	5.500%	3/1/32	280	283
	HCA Inc.	3.625%	3/15/32	300	272
	HCA Inc.	5.500%	6/1/33	200	202
	HCA Inc.	5.600%	4/1/34	200	201
	HCA Inc.	5.450%	9/15/34	200	198
	HCA Inc.	5.750%	3/1/35	300	303
	HCA Inc.	5.500%	6/15/47	200	181
	HCA Inc.	5.250%	6/15/49	425	367
	HCA Inc.	4.625%	3/15/52	890	697
	HCA Inc.	5.900%	6/1/53	200	187
	HCA Inc.	6.000%	4/1/54	200	190
	HCA Inc.	6.200%	3/1/55	200	195
	Humana Inc.	3.950%	3/15/27	200	199
	Humana Inc.	3.700%	3/23/29	345	331
	Humana Inc.	5.375%	4/15/31	250	252
	Humana Inc.	2.150%	2/3/32	200	164
	Humana Inc.	5.875%	3/1/33	235	239
	Humana Inc.	5.950%	3/15/34	200	203
	Humana Inc.	4.950%	10/1/44	345	288
	Humana Inc.	5.750%	4/15/54	345	310
	Icon Investments Six DAC	5.849%	5/8/29	200	205
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	315	241
[1]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	325	226
[1]	Iowa Health System	3.665%	2/15/50	200	142
	IQVIA Inc.	6.250%	2/1/29	480	498
	Johnson & Johnson	4.900%	6/1/31	25	26
	Johnson & Johnson	4.375%	12/5/33	200	197
	Johnson & Johnson	5.000%	3/1/35	1,135	1,145
	Johnson & Johnson	3.400%	1/15/38	80	67
	Johnson & Johnson	4.500%	9/1/40	250	233
	Johnson & Johnson	4.500%	12/5/43	1,500	1,361
	Johnson & Johnson	2.450%	9/1/60	910	485
	Kaiser Foundation Hospitals	3.150%	5/1/27	200	195
	Kaiser Foundation Hospitals	4.875%	4/1/42	230	209
[1]	Kaiser Foundation Hospitals	3.002%	6/1/51	1,195	752
	Koninklijke Philips NV	6.875%	3/11/38	200	214
	Koninklijke Philips NV	5.000%	3/15/42	200	174
	Laboratory Corp. of America Holdings	2.950%	12/1/29	330	307
	Laboratory Corp. of America Holdings	4.550%	4/1/32	200	195
	Laboratory Corp. of America Holdings	4.800%	10/1/34	50	48
	Laboratory Corp. of America Holdings	4.700%	2/1/45	200	169
[1]	Mass General Brigham Inc.	3.192%	7/1/49	200	133
[1]	Mass General Brigham Inc.	3.342%	7/1/60	220	139
[1]	Mayo Clinic	4.128%	11/15/52	385	299
	McKesson Corp.	1.300%	8/15/26	50	48
	McKesson Corp.	4.650%	5/30/30	175	175
	McKesson Corp.	4.950%	5/30/32	125	125
	McKesson Corp.	5.250%	5/30/35	120	120
[1]	McLaren Health Care Corp.	4.386%	5/15/48	200	161
	Medtronic Global Holdings SCA	4.250%	3/30/28	440	441
	Medtronic Inc.	4.625%	3/15/45	510	447
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	595	555
	Merck & Co. Inc.	1.900%	12/10/28	275	254
	Merck & Co. Inc.	3.400%	3/7/29	300	291

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Merck & Co. Inc.	1.450%	6/24/30	300	259
	Merck & Co. Inc.	3.900%	3/7/39	340	292
	Merck & Co. Inc.	2.350%	6/24/40	200	137
	Merck & Co. Inc.	4.150%	5/18/43	75	62
	Merck & Co. Inc.	4.900%	5/17/44	200	182
	Merck & Co. Inc.	3.700%	2/10/45	175	135
	Merck & Co. Inc.	4.000%	3/7/49	200	155
	Merck & Co. Inc.	2.450%	6/24/50	485	275
	Merck & Co. Inc.	2.750%	12/10/51	200	120
	Merck & Co. Inc.	5.000%	5/17/53	200	179
	Merck & Co. Inc.	5.150%	5/17/63	485	435
[1]	Montefiore Obligated Group	5.246%	11/1/48	210	167
	Mylan Inc.	4.550%	4/15/28	350	342
	Mylan Inc.	5.200%	4/15/48	200	150
[1]	MyMichigan Health	3.409%	6/1/50	200	135
[1]	New York & Presbyterian Hospital	3.954%	8/1/19	200	132
	Northwell Healthcare Inc.	4.260%	11/1/47	200	153
	Northwell Healthcare Inc.	3.809%	11/1/49	290	204
[1]	Northwestern Memorial Healthcare Obligated Group	2.633%	7/15/51	345	203
	Novant Health Inc.	2.637%	11/1/36	440	337
	Novartis Capital Corp.	2.000%	2/14/27	200	193
	Novartis Capital Corp.	3.800%	9/18/29	430	423
	Novartis Capital Corp.	4.000%	9/18/31	616	599
	Novartis Capital Corp.	4.200%	9/18/34	200	189
	Novartis Capital Corp.	2.750%	8/14/50	235	146
	Novartis Capital Corp.	4.700%	9/18/54	370	321
[1]	NYU Langone Hospitals	5.750%	7/1/43	75	75
[1]	NYU Langone Hospitals	4.368%	7/1/47	475	395
[1]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	200	160
	Pfizer Inc.	2.750%	6/3/26	1,090	1,073
	Pfizer Inc.	3.000%	12/15/26	200	197
	Pfizer Inc.	3.600%	9/15/28	200	197
	Pfizer Inc.	1.750%	8/18/31	1,070	914
	Pfizer Inc.	4.000%	12/15/36	200	181
	Pfizer Inc.	3.900%	3/15/39	200	170
	Pfizer Inc.	7.200%	3/15/39	100	117
	Pfizer Inc.	2.550%	5/28/40	326	227
	Pfizer Inc.	4.300%	6/15/43	200	168
	Pfizer Inc.	4.125%	12/15/46	200	160
	Pfizer Inc.	4.200%	9/15/48	205	164
	Pfizer Inc.	4.000%	3/15/49	200	153
	Pfizer Inc.	2.700%	5/28/50	1,015	610
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/28	830	835
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	55	55
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/33	440	433
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/53	200	183
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	985	887
	Pharmacia LLC	6.600%	12/1/28	200	214
[1]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	200	183
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	200	200
[1]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	235	168
	Quest Diagnostics Inc.	4.600%	12/15/27	415	417
	Quest Diagnostics Inc.	4.625%	12/15/29	200	200
	Quest Diagnostics Inc.	6.400%	11/30/33	200	216
	Quest Diagnostics Inc.	5.000%	12/15/34	200	196
	Revvity Inc.	3.300%	9/15/29	325	306
	Revvity Inc.	3.625%	3/15/51	295	194
	Royalty Pharma plc	2.150%	9/2/31	250	211
	Royalty Pharma plc	3.300%	9/2/40	200	145
	Royalty Pharma plc	3.550%	9/2/50	30	19
	Royalty Pharma plc	3.350%	9/2/51	140	87
	Royalty Pharma plc	5.900%	9/2/54	375	352
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	1,500	1,477
	Smith & Nephew plc	2.032%	10/14/30	425	369
	Solventum Corp.	5.400%	3/1/29	475	485
	Solventum Corp.	5.600%	3/23/34	350	353
[1]	SSM Health Care Corp.	3.823%	6/1/27	235	232
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/31	725	642
	Stryker Corp.	4.550%	2/10/27	50	50
	Stryker Corp.	3.650%	3/7/28	825	809

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Stryker Corp.	4.625%	9/11/34	225	218
	Stryker Corp.	4.375%	5/15/44	335	279
	Stryker Corp.	4.625%	3/15/46	200	172
	Summa Health	3.511%	11/15/51	200	139
	Sutter Health	5.164%	8/15/33	200	200
[1]	Sutter Health	3.161%	8/15/40	505	383
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	400	354
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/34	200	200
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	75	48
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	115	70
	Takeda Pharmaceutical Co. Ltd.	5.800%	7/5/64	510	480
	Thermo Fisher Scientific Inc.	5.000%	12/5/26	1,355	1,368
	Thermo Fisher Scientific Inc.	4.977%	8/10/30	500	511
	Thermo Fisher Scientific Inc.	5.200%	1/31/34	65	66
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	25	24
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	530	420
	Trinity Health Corp.	4.125%	12/1/45	200	159
[1]	Trinity Health Corp.	3.434%	12/1/48	200	145
	UnitedHealth Group Inc.	3.700%	5/15/27	200	197
	UnitedHealth Group Inc.	2.950%	10/15/27	75	72
	UnitedHealth Group Inc.	3.875%	12/15/28	200	196
	UnitedHealth Group Inc.	4.250%	1/15/29	232	229
	UnitedHealth Group Inc.	4.700%	4/15/29	200	200
	UnitedHealth Group Inc.	4.000%	5/15/29	200	195
	UnitedHealth Group Inc.	2.875%	8/15/29	200	187
	UnitedHealth Group Inc.	5.300%	2/15/30	225	230
	UnitedHealth Group Inc.	2.000%	5/15/30	1,050	925
	UnitedHealth Group Inc.	4.900%	4/15/31	200	200
	UnitedHealth Group Inc.	2.300%	5/15/31	200	174
	UnitedHealth Group Inc.	4.950%	1/15/32	200	199
	UnitedHealth Group Inc.	4.200%	5/15/32	100	95
	UnitedHealth Group Inc.	5.350%	2/15/33	200	202
	UnitedHealth Group Inc.	4.500%	4/15/33	225	215
	UnitedHealth Group Inc.	5.000%	4/15/34	200	196
	UnitedHealth Group Inc.	5.150%	7/15/34	305	301
	UnitedHealth Group Inc.	5.800%	3/15/36	200	205
	UnitedHealth Group Inc.	6.625%	11/15/37	200	216
	UnitedHealth Group Inc.	6.875%	2/15/38	200	222
	UnitedHealth Group Inc.	3.500%	8/15/39	200	157
	UnitedHealth Group Inc.	2.750%	5/15/40	115	80
	UnitedHealth Group Inc.	5.700%	10/15/40	35	34
	UnitedHealth Group Inc.	5.950%	2/15/41	505	507
	UnitedHealth Group Inc.	4.625%	11/15/41	200	173
	UnitedHealth Group Inc.	4.375%	3/15/42	200	167
	UnitedHealth Group Inc.	3.950%	10/15/42	200	157
	UnitedHealth Group Inc.	5.500%	7/15/44	200	188
	UnitedHealth Group Inc.	4.750%	7/15/45	200	171
	UnitedHealth Group Inc.	4.200%	1/15/47	325	251
	UnitedHealth Group Inc.	4.250%	4/15/47	200	157
	UnitedHealth Group Inc.	3.750%	10/15/47	200	143
	UnitedHealth Group Inc.	4.450%	12/15/48	985	784
	UnitedHealth Group Inc.	3.700%	8/15/49	1,385	969
	UnitedHealth Group Inc.	5.050%	4/15/53	209	179
	UnitedHealth Group Inc.	6.050%	2/15/63	1,475	1,434
	UnitedHealth Group Inc.	5.750%	7/15/64	50	47
	UPMC	5.035%	5/15/33	200	197
	Utah Acquisition Sub Inc.	5.250%	6/15/46	200	155
	Viatris Inc.	2.700%	6/22/30	325	284
	Viatris Inc.	4.000%	6/22/50	275	176
	Wyeth LLC	6.500%	2/1/34	545	598
	Wyeth LLC	6.000%	2/15/36	844	893
	Wyeth LLC	5.950%	4/1/37	275	288
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	200	174
	Zimmer Biomet Holdings Inc.	5.200%	9/15/34	200	197
	Zoetis Inc.	3.000%	9/12/27	420	408
	Zoetis Inc.	4.700%	2/1/43	385	342
	Zoetis Inc.	3.000%	5/15/50	375	236
					128,059

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Industrials (7.1%)
	3M Co.	2.875%	10/15/27	200	193
[1]	3M Co.	3.625%	9/14/28	200	195
	3M Co.	2.375%	8/26/29	200	184
	3M Co.	5.150%	3/15/35	600	594
[1]	3M Co.	4.000%	9/14/48	500	385
	ABB Finance USA Inc.	3.800%	4/3/28	179	177
	AGCO Corp.	5.800%	3/21/34	200	201
[1]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	190	165
[1]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	195	185
[1]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/28	299	281
	Amphenol Corp.	5.050%	4/5/27	275	279
	Amphenol Corp.	2.200%	9/15/31	880	762
	Amphenol Corp.	5.375%	11/15/54	225	214
	Boeing Co.	2.250%	6/15/26	200	195
	Boeing Co.	2.700%	2/1/27	200	194
	Boeing Co.	5.040%	5/1/27	500	503
	Boeing Co.	6.259%	5/1/27	200	206
	Boeing Co.	3.250%	2/1/28	260	251
	Boeing Co.	3.200%	3/1/29	475	450
	Boeing Co.	6.298%	5/1/29	225	237
	Boeing Co.	3.625%	2/1/31	200	186
	Boeing Co.	6.388%	5/1/31	790	843
	Boeing Co.	3.600%	5/1/34	230	199
	Boeing Co.	6.528%	5/1/34	200	214
	Boeing Co.	3.250%	2/1/35	200	165
	Boeing Co.	6.625%	2/15/38	75	79
	Boeing Co.	3.550%	3/1/38	240	186
	Boeing Co.	6.875%	3/15/39	500	534
	Boeing Co.	5.705%	5/1/40	205	198
	Boeing Co.	3.375%	6/15/46	292	193
	Boeing Co.	3.900%	5/1/49	905	633
	Boeing Co.	3.750%	2/1/50	300	206
	Boeing Co.	5.805%	5/1/50	200	187
	Boeing Co.	6.858%	5/1/54	335	358
	Boeing Co.	3.950%	8/1/59	200	132
	Boeing Co.	5.930%	5/1/60	380	352
	Boeing Co.	7.008%	5/1/64	475	507
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	30	28
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	1,500	1,415
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	900	723
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	855	612
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	625	382
	Burlington Northern Santa Fe LLC	5.500%	3/15/55	65	63
	Canadian National Railway Co.	4.450%	1/20/49	490	411
	Canadian National Railway Co.	2.450%	5/1/50	570	325
	Canadian Pacific Railway Co.	1.750%	12/2/26	495	476
	Canadian Pacific Railway Co.	4.800%	3/30/30	48	48
	Canadian Pacific Railway Co.	5.200%	3/30/35	296	295
	Canadian Pacific Railway Co.	3.100%	12/2/51	915	586
	Canadian Pacific Railway Co.	4.200%	11/15/69	370	266
	Carrier Global Corp.	2.493%	2/15/27	430	417
	Carrier Global Corp.	5.900%	3/15/34	200	210
	Carrier Global Corp.	3.377%	4/5/40	800	621
	Caterpillar Financial Services Corp.	4.450%	10/16/26	500	502
[1]	Caterpillar Financial Services Corp.	1.700%	1/8/27	25	24
	Caterpillar Inc.	1.900%	3/12/31	200	174
	Caterpillar Inc.	5.200%	5/15/35	275	276
	Caterpillar Inc.	5.500%	5/15/55	50	49
	Caterpillar Inc.	4.750%	5/15/64	650	549
	CNH Industrial Capital LLC	4.500%	10/8/27	200	200
	CNH Industrial Capital LLC	4.750%	3/21/28	40	40
	CNH Industrial Capital LLC	5.100%	4/20/29	460	466
[1]	CNH Industrial NV	3.850%	11/15/27	270	267
	CSX Corp.	2.600%	11/1/26	1,100	1,072
	CSX Corp.	4.250%	3/15/29	191	190
	CSX Corp.	4.100%	11/15/32	200	190
	CSX Corp.	5.050%	6/15/35	100	99
	CSX Corp.	6.150%	5/1/37	220	233
	CSX Corp.	3.800%	11/1/46	260	196

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CSX Corp.	4.500%	11/15/52	150	123
	CSX Corp.	4.900%	3/15/55	870	758
	CSX Corp.	4.250%	11/1/66	300	223
	Cummins Inc.	4.250%	5/9/28	75	75
	Cummins Inc.	4.900%	2/20/29	530	541
	Cummins Inc.	4.700%	2/15/31	175	174
	Cummins Inc.	5.150%	2/20/34	200	201
	Cummins Inc.	5.300%	5/9/35	175	175
	Cummins Inc.	4.875%	10/1/43	384	350
[3]	Daimler Truck Finance North America LLC	5.375%	1/13/32	200	200
	Deere & Co.	7.125%	3/3/31	100	113
	Deere & Co.	5.450%	1/16/35	75	77
	Deere & Co.	5.700%	1/19/55	510	513
[3]	Delta Air Lines Inc.	4.750%	10/20/28	1,255	1,250
	Eaton Corp.	4.000%	11/2/32	200	190
	Eaton Corp.	4.150%	3/15/33	600	574
	Embraer Netherlands Finance BV	5.980%	2/11/35	137	139
	Emerson Electric Co.	0.875%	10/15/26	200	191
	Emerson Electric Co.	2.200%	12/21/31	200	174
	Emerson Electric Co.	5.000%	3/15/35	500	502
[3]	FedEx Corp.	2.400%	5/15/31	250	215
[3]	FedEx Corp.	3.875%	8/1/42	200	148
[3]	FedEx Corp.	4.100%	4/15/43	200	151
[3]	FedEx Corp.	4.550%	4/1/46	200	159
[3]	FedEx Corp.	4.050%	2/15/48	50	36
[3]	FedEx Corp.	4.950%	10/17/48	200	163
[3]	FedEx Corp.	5.250%	5/15/50	550	474
	Fortive Corp.	4.300%	6/15/46	310	245
	General Dynamics Corp.	3.750%	5/15/28	350	347
	General Dynamics Corp.	3.625%	4/1/30	200	193
	General Dynamics Corp.	4.950%	8/15/35	75	74
	General Dynamics Corp.	4.250%	4/1/50	150	122
[1]	General Electric Co.	5.875%	1/14/38	300	314
	General Electric Co.	4.350%	5/1/50	200	165
	HEICO Corp.	5.250%	8/1/28	375	383
	Honeywell International Inc.	2.500%	11/1/26	75	73
	Honeywell International Inc.	4.950%	2/15/28	1,430	1,454
	Honeywell International Inc.	2.700%	8/15/29	30	28
	Honeywell International Inc.	4.700%	2/1/30	200	202
	Honeywell International Inc.	1.750%	9/1/31	720	605
	Honeywell International Inc.	4.750%	2/1/32	125	124
	Honeywell International Inc.	5.375%	3/1/41	365	360
	Honeywell International Inc.	2.800%	6/1/50	850	520
	Howmet Aerospace Inc.	4.850%	10/15/31	200	201
	Huntington Ingalls Industries Inc.	5.353%	1/15/30	470	478
	Huntington Ingalls Industries Inc.	5.749%	1/15/35	400	405
	IDEX Corp.	2.625%	6/15/31	400	351
	Illinois Tool Works Inc.	2.650%	11/15/26	400	392
	Illinois Tool Works Inc.	3.900%	9/1/42	200	161
	Ingersoll Rand Inc.	5.176%	6/15/29	350	357
	Ingersoll Rand Inc.	5.450%	6/15/34	200	202
	Ingersoll Rand Inc.	5.700%	6/15/54	260	250
	Jacobs Engineering Group Inc.	5.900%	3/1/33	200	205
[1]	John Deere Capital Corp.	4.750%	6/8/26	300	301
[1]	John Deere Capital Corp.	1.050%	6/17/26	455	440
[1]	John Deere Capital Corp.	5.150%	9/8/26	200	202
[1]	John Deere Capital Corp.	2.250%	9/14/26	200	195
[1]	John Deere Capital Corp.	1.300%	10/13/26	200	192
[1]	John Deere Capital Corp.	4.500%	1/8/27	200	201
[1]	John Deere Capital Corp.	1.700%	1/11/27	200	192
[1]	John Deere Capital Corp.	4.850%	3/5/27	200	202
[1]	John Deere Capital Corp.	2.350%	3/8/27	200	194
[1]	John Deere Capital Corp.	1.750%	3/9/27	225	215
[1]	John Deere Capital Corp.	4.900%	6/11/27	265	269
[1]	John Deere Capital Corp.	4.750%	1/20/28	360	365
[1]	John Deere Capital Corp.	4.900%	3/3/28	200	204
[1]	John Deere Capital Corp.	4.950%	7/14/28	200	204
[1]	John Deere Capital Corp.	3.450%	3/7/29	200	194
[1]	John Deere Capital Corp.	2.800%	7/18/29	275	259
[1]	John Deere Capital Corp.	2.450%	1/9/30	210	193

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	John Deere Capital Corp.	4.700%	6/10/30	250	252
	John Deere Capital Corp.	1.450%	1/15/31	285	243
[1]	John Deere Capital Corp.	4.900%	3/7/31	200	203
	John Deere Capital Corp.	4.400%	9/8/31	350	346
[1]	John Deere Capital Corp.	3.900%	6/7/32	155	147
[1]	John Deere Capital Corp.	5.150%	9/8/33	200	204
[1]	John Deere Capital Corp.	5.100%	4/11/34	25	25
[1]	John Deere Capital Corp.	5.050%	6/12/34	200	200
[1]	Johnson Controls International plc	6.000%	1/15/36	300	315
	Johnson Controls International plc	4.500%	2/15/47	225	184
[1]	Johnson Controls International plc	4.950%	7/2/64	105	85
	Keysight Technologies Inc.	4.950%	10/15/34	320	311
	L3Harris Technologies Inc.	5.050%	6/1/29	730	741
	L3Harris Technologies Inc.	5.250%	6/1/31	825	842
	L3Harris Technologies Inc.	5.350%	6/1/34	200	201
	L3Harris Technologies Inc.	5.600%	7/31/53	180	171
	Lockheed Martin Corp.	4.450%	5/15/28	252	254
	Lockheed Martin Corp.	4.500%	2/15/29	200	201
	Lockheed Martin Corp.	3.900%	6/15/32	175	166
	Lockheed Martin Corp.	5.250%	1/15/33	310	319
	Lockheed Martin Corp.	4.750%	2/15/34	340	334
	Lockheed Martin Corp.	4.800%	8/15/34	200	197
	Lockheed Martin Corp.	3.800%	3/1/45	200	155
	Lockheed Martin Corp.	4.700%	5/15/46	685	598
	Lockheed Martin Corp.	4.150%	6/15/53	205	158
	Lockheed Martin Corp.	5.200%	2/15/55	195	179
	Lockheed Martin Corp.	5.900%	11/15/63	510	517
	Norfolk Southern Corp.	5.050%	8/1/30	1,170	1,196
	Norfolk Southern Corp.	4.450%	3/1/33	200	192
	Norfolk Southern Corp.	5.100%	5/1/35	50	49
	Norfolk Southern Corp.	4.450%	6/15/45	680	566
	Norfolk Southern Corp.	4.650%	1/15/46	200	171
	Norfolk Southern Corp.	5.350%	8/1/54	200	187
	Norfolk Southern Corp.	3.155%	5/15/55	235	146
	Norfolk Southern Corp.	5.950%	3/15/64	200	199
	Norfolk Southern Corp.	4.100%	5/15/21	200	134
	Northrop Grumman Corp.	3.250%	1/15/28	705	685
	Northrop Grumman Corp.	4.650%	7/15/30	50	50
	Northrop Grumman Corp.	4.700%	3/15/33	200	197
	Northrop Grumman Corp.	4.030%	10/15/47	175	135
	Northrop Grumman Corp.	5.250%	5/1/50	1,080	992
	nVent Finance Sarl	4.550%	4/15/28	200	199
	Otis Worldwide Corp.	2.293%	4/5/27	380	366
	Otis Worldwide Corp.	2.565%	2/15/30	155	141
	Otis Worldwide Corp.	5.125%	11/19/31	200	203
	Otis Worldwide Corp.	3.112%	2/15/40	200	150
	PACCAR Financial Corp.	5.000%	5/13/27	200	203
	PACCAR Financial Corp.	4.450%	8/6/27	970	976
	PACCAR Financial Corp.	4.550%	5/8/30	75	75
[1]	PACCAR Financial Corp.	5.000%	3/22/34	200	200
	Parker-Hannifin Corp.	4.250%	9/15/27	80	80
	Parker-Hannifin Corp.	4.500%	9/15/29	605	607
	Parker-Hannifin Corp.	4.000%	6/14/49	560	428
	Pentair Finance Sarl	4.500%	7/1/29	315	310
	Precision Castparts Corp.	4.375%	6/15/45	100	83
[1]	Regal Rexnord Corp.	6.300%	2/15/30	925	959
	Republic Services Inc.	4.875%	4/1/29	400	407
	Republic Services Inc.	4.750%	7/15/30	19	19
	Republic Services Inc.	2.375%	3/15/33	200	168
	Republic Services Inc.	5.000%	12/15/33	200	201
	Republic Services Inc.	5.150%	3/15/35	21	21
	Republic Services Inc.	6.200%	3/1/40	340	361
	Rockwell Automation Inc.	1.750%	8/15/31	300	255
	RTX Corp.	2.650%	11/1/26	200	195
	RTX Corp.	5.750%	11/8/26	310	315
	RTX Corp.	3.500%	3/15/27	1,300	1,279
	RTX Corp.	4.125%	11/16/28	35	35
	RTX Corp.	6.000%	3/15/31	515	547
	RTX Corp.	1.900%	9/1/31	80	67
	RTX Corp.	5.150%	2/27/33	415	418

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	RTX Corp.	6.050%	6/1/36	265	280
	RTX Corp.	6.125%	7/15/38	290	306
	RTX Corp.	4.875%	10/15/40	200	184
	RTX Corp.	4.700%	12/15/41	247	219
	RTX Corp.	4.500%	6/1/42	300	260
	RTX Corp.	4.800%	12/15/43	275	242
	RTX Corp.	4.150%	5/15/45	170	136
	RTX Corp.	3.750%	11/1/46	200	149
	RTX Corp.	4.350%	4/15/47	200	163
	RTX Corp.	4.050%	5/4/47	200	155
	RTX Corp.	4.625%	11/16/48	470	394
	RTX Corp.	6.400%	3/15/54	250	267
[1]	Ryder System Inc.	2.900%	12/1/26	200	195
[1]	Ryder System Inc.	2.850%	3/1/27	200	194
[1]	Ryder System Inc.	5.300%	3/15/27	250	253
[1]	Ryder System Inc.	5.250%	6/1/28	540	550
	Ryder System Inc.	6.300%	12/1/28	200	210
[1]	Ryder System Inc.	4.850%	6/15/30	50	50
	Ryder System Inc.	6.600%	12/1/33	300	324
	Southwest Airlines Co.	5.125%	6/15/27	725	729
	Teledyne Technologies Inc.	2.750%	4/1/31	240	214
	Textron Inc.	2.450%	3/15/31	200	175
	Textron Inc.	6.100%	11/15/33	200	209
	Trane Technologies Financing Ltd.	3.800%	3/21/29	250	246
	Trane Technologies Financing Ltd.	4.500%	3/21/49	325	266
	Trimble Inc.	4.900%	6/15/28	345	348
	Triton Container International Ltd.	3.250%	3/15/32	200	169
	Tyco Electronics Group SA	7.125%	10/1/37	205	234
	Union Pacific Corp.	2.375%	5/20/31	200	177
	Union Pacific Corp.	2.800%	2/14/32	155	138
	Union Pacific Corp.	5.100%	2/20/35	30	30
	Union Pacific Corp.	2.891%	4/6/36	1,500	1,220
	Union Pacific Corp.	3.600%	9/15/37	700	595
[1]	Union Pacific Corp.	3.550%	8/15/39	825	673
	Union Pacific Corp.	3.250%	2/5/50	1,060	713
	Union Pacific Corp.	5.600%	12/1/54	300	291
	Union Pacific Corp.	3.839%	3/20/60	100	70
	Union Pacific Corp.	3.750%	2/5/70	140	93
[1]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/36	191	191
[1]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/28	393	373
[1]	United Airlines Pass-Through Trust Class AA Series 2018-1	3.500%	3/1/30	344	322
	United Parcel Service Inc.	3.050%	11/15/27	500	487
	United Parcel Service Inc.	4.650%	10/15/30	50	50
	United Parcel Service Inc.	4.875%	3/3/33	225	225
	United Parcel Service Inc.	5.250%	5/14/35	50	50
	United Parcel Service Inc.	3.625%	10/1/42	200	151
	United Parcel Service Inc.	5.050%	3/3/53	985	867
	United Parcel Service Inc.	5.500%	5/22/54	250	236
	United Parcel Service Inc.	5.950%	5/14/55	75	75
	United Parcel Service Inc.	6.050%	5/14/65	75	75
	Valmont Industries Inc.	5.000%	10/1/44	345	302
	Veralto Corp.	5.500%	9/18/26	200	202
	Waste Connections Inc.	2.600%	2/1/30	510	469
	Waste Connections Inc.	3.200%	6/1/32	200	180
	Waste Connections Inc.	4.200%	1/15/33	200	191
[2]	Waste Connections Inc.	5.250%	9/1/35	75	76
	Waste Connections Inc.	2.950%	1/15/52	410	254
	Waste Management Inc.	4.950%	7/3/27	250	254
	Waste Management Inc.	1.150%	3/15/28	350	322
	Waste Management Inc.	4.500%	3/15/28	300	302
	Waste Management Inc.	4.875%	2/15/29	300	306
	Waste Management Inc.	4.800%	3/15/32	200	200
	Waste Management Inc.	4.150%	4/15/32	25	24
	Waste Management Inc.	4.875%	2/15/34	50	50
	Waste Management Inc.	4.950%	3/15/35	250	247
	Waste Management Inc.	5.350%	10/15/54	550	520
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	450	442
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/30	50	50
	Westinghouse Air Brake Technologies Corp.	5.500%	5/29/35	50	50
	WW Grainger Inc.	3.750%	5/15/46	415	315

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Xylem Inc.	1.950%	1/30/28	278	262
					83,506
Materials (2.9%)
	Air Products and Chemicals Inc.	1.850%	5/15/27	130	124
	Air Products and Chemicals Inc.	4.800%	3/3/33	355	354
	Air Products and Chemicals Inc.	2.700%	5/15/40	400	285
	Air Products and Chemicals Inc.	2.800%	5/15/50	50	31
	Albemarle Corp.	5.050%	6/1/32	335	311
	Amcor Finance USA Inc.	4.500%	5/15/28	250	248
	Amcor Finance USA Inc.	5.625%	5/26/33	200	204
[3]	Amcor Flexibles North America Inc.	4.800%	3/17/28	135	135
[3]	Amcor Flexibles North America Inc.	5.100%	3/17/30	126	127
[3]	Amcor Flexibles North America Inc.	5.500%	3/17/35	52	51
	Amcor Group Finance plc	5.450%	5/23/29	200	204
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	50	46
	AptarGroup Inc.	3.600%	3/15/32	200	183
	ArcelorMittal SA	4.250%	7/16/29	200	195
	ArcelorMittal SA	6.800%	11/29/32	350	379
	ArcelorMittal SA	6.350%	6/17/54	260	254
	Barrick North America Finance LLC	5.750%	5/1/43	500	489
	Berry Global Inc.	1.650%	1/15/27	50	48
	Berry Global Inc.	5.500%	4/15/28	200	204
	Berry Global Inc.	5.650%	1/15/34	330	332
	BHP Billiton Finance USA Ltd.	5.250%	9/8/26	250	253
	BHP Billiton Finance USA Ltd.	5.000%	2/21/30	575	584
	BHP Billiton Finance USA Ltd.	5.250%	9/8/30	325	334
	BHP Billiton Finance USA Ltd.	5.250%	9/8/33	315	317
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	680	627
	Carlisle Cos. Inc.	2.750%	3/1/30	250	229
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	85	83
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	70	60
	CF Industries Inc.	5.150%	3/15/34	475	461
	CRH America Finance Inc.	5.500%	1/9/35	450	454
	CRH SMW Finance DAC	5.125%	1/9/30	340	346
	Dow Chemical Co.	4.800%	11/30/28	750	755
	Dow Chemical Co.	5.150%	2/15/34	200	196
	Dow Chemical Co.	5.250%	11/15/41	50	44
	Dow Chemical Co.	4.625%	10/1/44	455	362
	Dow Chemical Co.	3.600%	11/15/50	200	130
	Dow Chemical Co.	6.900%	5/15/53	200	209
	Dow Chemical Co.	5.600%	2/15/54	300	265
	DuPont de Nemours Inc.	4.725%	11/15/28	370	374
	DuPont de Nemours Inc.	5.419%	11/15/48	875	860
	Eastman Chemical Co.	5.625%	2/20/34	580	580
	Eastman Chemical Co.	4.650%	10/15/44	200	164
[2]	Ecolab Inc.	4.300%	6/15/28	50	50
	Ecolab Inc.	4.800%	3/24/30	425	432
	Ecolab Inc.	1.300%	1/30/31	200	168
	Ecolab Inc.	2.750%	8/18/55	200	116
	EIDP Inc.	2.300%	7/15/30	447	402
	EIDP Inc.	5.125%	5/15/32	25	25
	FMC Corp.	6.375%	5/18/53	230	211
	Freeport-McMoRan Inc.	4.250%	3/1/30	365	354
	Freeport-McMoRan Inc.	5.450%	3/15/43	465	430
[3]	Holcim Finance US LLC	4.600%	4/7/27	26	26
[3]	Holcim Finance US LLC	4.700%	4/7/28	26	26
[3]	Holcim Finance US LLC	4.950%	4/7/30	37	37
[3]	Holcim Finance US LLC	5.400%	4/7/35	270	269
	Huntsman International LLC	4.500%	5/1/29	100	94
	International Flavors & Fragrances Inc.	5.000%	9/26/48	122	100
	International Paper Co.	6.000%	11/15/41	200	197
	International Paper Co.	4.350%	8/15/48	525	407
	Linde Inc.	1.100%	8/10/30	455	387
	LYB International Finance III LLC	2.250%	10/1/30	225	197
	LYB International Finance III LLC	5.625%	5/15/33	200	201
	LYB International Finance III LLC	6.150%	5/15/35	50	51
	LYB International Finance III LLC	4.200%	10/15/49	200	143
	LYB International Finance III LLC	4.200%	5/1/50	295	211
	LYB International Finance III LLC	3.625%	4/1/51	200	129

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	LyondellBasell Industries NV	4.625%	2/26/55	200	151
	Martin Marietta Materials Inc.	5.150%	12/1/34	245	243
	Martin Marietta Materials Inc.	3.200%	7/15/51	640	407
	Mosaic Co.	4.050%	11/15/27	200	197
	Mosaic Co.	5.625%	11/15/43	590	554
	Newmont Corp.	2.600%	7/15/32	55	48
	Newmont Corp.	6.250%	10/1/39	1,070	1,138
	Newmont Corp.	4.875%	3/15/42	25	23
	Nucor Corp.	4.300%	5/23/27	310	310
	Nucor Corp.	3.125%	4/1/32	200	179
	Nucor Corp.	6.400%	12/1/37	420	454
	Nucor Corp.	4.400%	5/1/48	200	161
	Nutrien Ltd.	5.200%	6/21/27	538	545
	Nutrien Ltd.	4.200%	4/1/29	82	81
	Nutrien Ltd.	5.250%	3/12/32	89	89
	Nutrien Ltd.	5.400%	6/21/34	305	304
	Nutrien Ltd.	5.250%	1/15/45	297	267
	Nutrien Ltd.	3.950%	5/13/50	30	22
	Nutrien Ltd.	5.800%	3/27/53	630	606
	Packaging Corp. of America	3.400%	12/15/27	200	195
	Packaging Corp. of America	5.700%	12/1/33	250	256
	PPG Industries Inc.	3.750%	3/15/28	295	290
	Rio Tinto Alcan Inc.	6.125%	12/15/33	300	321
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	350	206
	Rio Tinto Finance USA plc	4.375%	3/12/27	16	16
	Rio Tinto Finance USA plc	4.500%	3/14/28	65	65
	Rio Tinto Finance USA plc	4.875%	3/14/30	125	126
	Rio Tinto Finance USA plc	5.000%	3/14/32	83	83
	Rio Tinto Finance USA plc	5.000%	3/9/33	200	200
	Rio Tinto Finance USA plc	5.250%	3/14/35	833	831
	Rio Tinto Finance USA plc	5.125%	3/9/53	275	245
	Rio Tinto Finance USA plc	5.750%	3/14/55	20	20
	Rio Tinto Finance USA plc	5.875%	3/14/65	51	50
	RPM International Inc.	4.550%	3/1/29	395	392
	Sherwin-Williams Co.	3.450%	6/1/27	500	491
	Sherwin-Williams Co.	2.300%	5/15/30	550	491
	Sherwin-Williams Co.	2.200%	3/15/32	200	169
	Smurfit Kappa Treasury ULC	5.438%	4/3/34	220	221
	Smurfit Westrock Financing DAC	5.418%	1/15/35	525	522
	Sonoco Products Co.	5.000%	9/1/34	200	190
	Southern Copper Corp.	7.500%	7/27/35	165	185
	Southern Copper Corp.	6.750%	4/16/40	232	246
	Southern Copper Corp.	5.250%	11/8/42	333	301
	Southern Copper Corp.	5.875%	4/23/45	248	236
	Steel Dynamics Inc.	5.375%	8/15/34	440	439
	Steel Dynamics Inc.	5.250%	5/15/35	35	34
	Steel Dynamics Inc.	5.750%	5/15/55	46	43
	Suzano Austria GmbH	6.000%	1/15/29	810	826
[1]	Suzano Austria GmbH	3.125%	1/15/32	185	158
	Suzano International Finance BV	5.500%	1/17/27	250	252
	Vale Overseas Ltd.	3.750%	7/8/30	300	280
	Vale Overseas Ltd.	6.400%	6/28/54	515	488
	Vale SA	5.625%	9/11/42	240	227
	Vulcan Materials Co.	4.950%	12/1/29	330	334
	Vulcan Materials Co.	5.350%	12/1/34	315	317
	Vulcan Materials Co.	5.700%	12/1/54	200	193
	Westlake Corp.	2.875%	8/15/41	200	131
	Westlake Corp.	5.000%	8/15/46	80	67
	Westlake Corp.	3.125%	8/15/51	105	62
	WRKCo Inc.	4.000%	3/15/28	405	398
	WRKCo Inc.	3.900%	6/1/28	200	196
	WRKCo Inc.	4.200%	6/1/32	200	189
	WRKCo Inc.	3.000%	6/15/33	150	129
					33,444
Real Estate (3.7%)
	Agree LP	2.000%	6/15/28	200	186
	Agree LP	2.900%	10/1/30	200	181
	Agree LP	5.625%	6/15/34	200	202
	Agree LP	5.600%	6/15/35	20	20

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	200	181
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	225	182
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	225	175
	Alexandria Real Estate Equities Inc.	2.950%	3/15/34	110	90
	Alexandria Real Estate Equities Inc.	5.250%	5/15/36	1,010	960
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	308	219
	American Homes 4 Rent LP	4.900%	2/15/29	200	201
	American Homes 4 Rent LP	4.950%	6/15/30	100	100
	American Homes 4 Rent LP	5.500%	2/1/34	200	200
	American Homes 4 Rent LP	5.500%	7/15/34	275	274
	American Tower Corp.	3.375%	10/15/26	1,500	1,477
	American Tower Corp.	2.750%	1/15/27	300	291
	American Tower Corp.	3.125%	1/15/27	210	205
	American Tower Corp.	4.900%	3/15/30	122	123
	American Tower Corp.	1.875%	10/15/30	200	172
	American Tower Corp.	2.700%	4/15/31	555	491
	American Tower Corp.	4.050%	3/15/32	200	189
	American Tower Corp.	5.650%	3/15/33	200	205
	American Tower Corp.	5.550%	7/15/33	200	203
	American Tower Corp.	5.900%	11/15/33	200	208
	American Tower Corp.	3.100%	6/15/50	270	170
	American Tower Corp.	2.950%	1/15/51	135	83
	Americold Realty Operating Partnership LP	5.600%	5/15/32	80	79
[1]	AvalonBay Communities Inc.	3.200%	1/15/28	200	194
[1]	AvalonBay Communities Inc.	2.450%	1/15/31	200	178
	AvalonBay Communities Inc.	5.000%	2/15/33	200	199
[1]	AvalonBay Communities Inc.	3.900%	10/15/46	200	153
	Boston Properties LP	2.550%	4/1/32	50	41
	Boston Properties LP	6.500%	1/15/34	655	688
	Brixmor Operating Partnership LP	5.750%	2/15/35	200	202
	Broadstone Net Lease LLC	2.600%	9/15/31	200	168
	Camden Property Trust	3.150%	7/1/29	200	190
	Camden Property Trust	4.900%	1/15/34	250	245
	CBRE Services Inc.	4.800%	6/15/30	75	75
	CBRE Services Inc.	5.950%	8/15/34	200	206
	CBRE Services Inc.	5.500%	6/15/35	100	99
	COPT Defense Properties LP	2.900%	12/1/33	200	161
	Cousins Properties LP	5.875%	10/1/34	205	207
	Crown Castle Inc.	2.900%	3/15/27	200	194
	Crown Castle Inc.	4.900%	9/1/29	200	200
	Crown Castle Inc.	2.500%	7/15/31	200	172
	Crown Castle Inc.	5.100%	5/1/33	905	886
	Crown Castle Inc.	3.250%	1/15/51	575	363
	Digital Realty Trust LP	3.700%	8/15/27	200	197
	Digital Realty Trust LP	3.600%	7/1/29	260	250
	DOC DR LLC	4.300%	3/15/27	200	199
	DOC DR LLC	2.625%	11/1/31	200	173
	EPR Properties	3.750%	8/15/29	200	189
	Equinix Inc.	2.900%	11/18/26	205	200
	Equinix Inc.	2.150%	7/15/30	850	750
	Equinix Inc.	2.500%	5/15/31	200	176
	Equinix Inc.	3.900%	4/15/32	200	188
	Equinix Inc.	3.000%	7/15/50	200	122
	ERP Operating LP	2.850%	11/1/26	210	206
	ERP Operating LP	3.250%	8/1/27	290	283
	ERP Operating LP	4.150%	12/1/28	175	174
	ERP Operating LP	3.000%	7/1/29	200	189
	ERP Operating LP	4.950%	6/15/32	40	40
	ERP Operating LP	4.650%	9/15/34	200	191
	Essential Properties LP	2.950%	7/15/31	200	175
	Essex Portfolio LP	3.625%	5/1/27	75	74
	Essex Portfolio LP	1.700%	3/1/28	200	185
	Essex Portfolio LP	3.000%	1/15/30	300	277
	Essex Portfolio LP	5.500%	4/1/34	200	201
	Extra Space Storage LP	5.700%	4/1/28	200	206
	Extra Space Storage LP	3.900%	4/1/29	200	194
	Extra Space Storage LP	4.000%	6/15/29	200	194
	Extra Space Storage LP	2.200%	10/15/30	405	352
	Extra Space Storage LP	2.350%	3/15/32	200	167
	Extra Space Storage LP	5.400%	6/15/35	200	196

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Federal Realty OP LP	3.250%	7/15/27	200	194
	Federal Realty OP LP	3.200%	6/15/29	200	188
	Federal Realty OP LP	4.500%	12/1/44	130	107
	GLP Capital LP	4.000%	1/15/31	1,500	1,394
	GLP Capital LP	5.625%	9/15/34	200	195
	Healthpeak OP LLC	1.350%	2/1/27	300	285
	Healthpeak OP LLC	2.125%	12/1/28	200	184
	Healthpeak OP LLC	3.500%	7/15/29	200	191
	Healthpeak OP LLC	3.000%	1/15/30	200	185
	Healthpeak OP LLC	2.875%	1/15/31	200	180
	Highwoods Realty LP	4.200%	4/15/29	340	326
	Highwoods Realty LP	3.050%	2/15/30	570	514
[1]	Host Hotels & Resorts LP	3.375%	12/15/29	425	393
	Host Hotels & Resorts LP	5.700%	7/1/34	200	197
	Invitation Homes Operating Partnership LP	5.450%	8/15/30	200	205
	Jones Lang LaSalle Inc.	6.875%	12/1/28	555	592
	Kilroy Realty LP	3.050%	2/15/30	200	177
	Kilroy Realty LP	6.250%	1/15/36	125	122
	Kimco Realty OP LLC	2.800%	10/1/26	355	347
	Kimco Realty OP LLC	1.900%	3/1/28	200	187
	Kimco Realty OP LLC	2.700%	10/1/30	200	181
	Kimco Realty OP LLC	4.850%	3/1/35	200	192
	Kimco Realty OP LLC	4.250%	4/1/45	215	171
	Kimco Realty OP LLC	4.450%	9/1/47	265	213
	Kite Realty Group LP	4.950%	12/15/31	200	197
	LXP Industrial Trust	2.375%	10/1/31	200	167
	Mid-America Apartments LP	3.600%	6/1/27	200	197
	Mid-America Apartments LP	3.950%	3/15/29	200	196
	Mid-America Apartments LP	5.300%	2/15/32	130	133
	Mid-America Apartments LP	5.000%	3/15/34	200	199
	NNN REIT Inc.	3.500%	10/15/27	200	195
	NNN REIT Inc.	3.000%	4/15/52	510	304
	Omega Healthcare Investors Inc.	4.500%	4/1/27	295	294
	Omega Healthcare Investors Inc.	3.375%	2/1/31	200	180
	Prologis LP	3.250%	10/1/26	200	197
	Prologis LP	3.375%	12/15/27	200	196
	Prologis LP	4.000%	9/15/28	200	198
	Prologis LP	4.375%	2/1/29	200	200
	Prologis LP	1.250%	10/15/30	425	359
	Prologis LP	1.750%	2/1/31	200	171
	Prologis LP	4.625%	1/15/33	200	196
	Prologis LP	4.750%	6/15/33	200	196
	Prologis LP	5.125%	1/15/34	75	75
	Prologis LP	5.000%	1/31/35	200	196
	Prologis LP	3.000%	4/15/50	335	211
	Prologis LP	2.125%	10/15/50	100	51
	Prologis LP	5.250%	3/15/54	200	183
	Public Storage Operating Co.	5.125%	1/15/29	200	205
	Public Storage Operating Co.	2.300%	5/1/31	175	153
	Public Storage Operating Co.	5.100%	8/1/33	200	203
	Rayonier LP	2.750%	5/17/31	255	223
	Realty Income Corp.	2.100%	3/15/28	1,500	1,409
	Realty Income Corp.	5.625%	10/13/32	200	207
	Realty Income Corp.	2.850%	12/15/32	200	172
	Realty Income Corp.	4.900%	7/15/33	315	309
	Realty Income Corp.	5.125%	2/15/34	100	100
	Realty Income Corp.	5.375%	9/1/54	160	150
	Regency Centers LP	3.600%	2/1/27	200	197
	Regency Centers LP	5.250%	1/15/34	200	200
	Regency Centers LP	5.100%	1/15/35	225	222
	Regency Centers LP	4.400%	2/1/47	235	191
	Rexford Industrial Realty LP	2.150%	9/1/31	200	168
	Sabra Health Care LP	3.200%	12/1/31	200	174
	Safehold GL Holdings LLC	2.850%	1/15/32	200	170
	Simon Property Group LP	3.250%	11/30/26	250	246
	Simon Property Group LP	1.375%	1/15/27	200	191
	Simon Property Group LP	3.375%	6/15/27	250	245
	Simon Property Group LP	2.450%	9/13/29	150	138
	Simon Property Group LP	2.250%	1/15/32	150	128
	Simon Property Group LP	2.650%	2/1/32	200	173

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Simon Property Group LP	5.500%	3/8/33	200	205
	Simon Property Group LP	6.250%	1/15/34	200	213
	Simon Property Group LP	3.250%	9/13/49	200	131
	Simon Property Group LP	3.800%	7/15/50	280	200
	Simon Property Group LP	5.850%	3/8/53	200	195
	Simon Property Group LP	6.650%	1/15/54	235	253
[3]	Store Capital LLC	5.400%	4/30/30	60	60
	Store Capital LLC	2.750%	11/18/30	200	174
	Sun Communities Operating LP	4.200%	4/15/32	200	187
	Tanger Properties LP	3.125%	9/1/26	329	322
[1]	UDR Inc.	3.500%	7/1/27	77	75
[1]	UDR Inc.	2.100%	8/1/32	200	162
	Ventas Realty LP	4.750%	11/15/30	200	199
	Ventas Realty LP	2.500%	9/1/31	200	174
[2]	Ventas Realty LP	5.100%	7/15/32	250	249
	Ventas Realty LP	5.000%	1/15/35	140	135
	VICI Properties LP	4.750%	2/15/28	580	581
	VICI Properties LP	4.950%	2/15/30	275	273
	VICI Properties LP	5.125%	11/15/31	200	198
	VICI Properties LP	5.125%	5/15/32	90	88
	VICI Properties LP	5.750%	4/1/34	200	201
	VICI Properties LP	5.625%	4/1/35	112	111
	Welltower OP LLC	2.050%	1/15/29	575	528
	Welltower OP LLC	2.750%	1/15/31	200	180
	Welltower OP LLC	2.800%	6/1/31	200	179
	Welltower OP LLC	4.950%	9/1/48	240	214
	Weyerhaeuser Co.	4.000%	4/15/30	150	145
	Weyerhaeuser Co.	3.375%	3/9/33	200	176
	WP Carey Inc.	4.250%	10/1/26	1,225	1,217
	WP Carey Inc.	3.850%	7/15/29	200	192
	WP Carey Inc.	2.450%	2/1/32	1,245	1,047
					42,885
Technology (8.3%)
	Accenture Capital Inc.	4.050%	10/4/29	480	474
	Accenture Capital Inc.	4.250%	10/4/31	530	520
	Adobe Inc.	4.750%	1/17/28	765	777
[4]	Adobe Inc.	4.950%	4/4/34	300	302
	Advanced Micro Devices Inc.	4.319%	3/24/28	60	60
	Analog Devices Inc.	2.100%	10/1/31	200	173
	Analog Devices Inc.	2.800%	10/1/41	655	466
	Apple Inc.	2.450%	8/4/26	610	598
	Apple Inc.	3.350%	2/9/27	15	15
	Apple Inc.	3.200%	5/11/27	200	197
	Apple Inc.	1.200%	2/8/28	1,355	1,257
	Apple Inc.	4.000%	5/10/28	250	250
	Apple Inc.	4.000%	5/12/28	175	175
	Apple Inc.	3.250%	8/8/29	695	671
	Apple Inc.	1.650%	5/11/30	225	199
	Apple Inc.	4.200%	5/12/30	125	125
	Apple Inc.	1.650%	2/8/31	200	173
	Apple Inc.	4.500%	5/12/32	100	99
	Apple Inc.	3.350%	8/8/32	100	93
	Apple Inc.	4.300%	5/10/33	715	709
	Apple Inc.	4.750%	5/12/35	100	99
	Apple Inc.	4.500%	2/23/36	35	34
	Apple Inc.	3.850%	5/4/43	200	164
	Apple Inc.	4.375%	5/13/45	800	694
	Apple Inc.	4.650%	2/23/46	425	381
	Apple Inc.	3.750%	11/13/47	1,625	1,252
	Apple Inc.	2.950%	9/11/49	1,305	852
	Apple Inc.	2.650%	5/11/50	845	515
	Apple Inc.	2.650%	2/8/51	95	58
	Apple Inc.	3.950%	8/8/52	1,505	1,170
	Apple Inc.	4.100%	8/8/62	255	197
	Applied Materials Inc.	1.750%	6/1/30	675	594
	Applied Materials Inc.	5.100%	10/1/35	75	76
	Applied Materials Inc.	5.850%	6/15/41	200	207
	Automatic Data Processing Inc.	1.700%	5/15/28	205	192
	Automatic Data Processing Inc.	1.250%	9/1/30	140	120

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Automatic Data Processing Inc.	4.750%	5/8/32	135	136
	Automatic Data Processing Inc.	4.450%	9/9/34	475	458
	Avnet Inc.	6.250%	3/15/28	200	207
	Broadcom Corp.	3.875%	1/15/27	335	332
	Broadcom Inc.	3.459%	9/15/26	205	202
	Broadcom Inc.	5.050%	7/12/27	200	203
	Broadcom Inc.	4.150%	2/15/28	200	199
	Broadcom Inc.	4.800%	4/15/28	200	202
	Broadcom Inc.	4.110%	9/15/28	200	198
[3]	Broadcom Inc.	4.000%	4/15/29	200	196
	Broadcom Inc.	4.750%	4/15/29	200	202
	Broadcom Inc.	5.050%	7/12/29	1,520	1,548
	Broadcom Inc.	5.050%	4/15/30	365	371
	Broadcom Inc.	4.150%	11/15/30	1,135	1,107
[3]	Broadcom Inc.	2.450%	2/15/31	500	442
	Broadcom Inc.	5.150%	11/15/31	200	204
[1]	Broadcom Inc.	4.550%	2/15/32	200	196
[3]	Broadcom Inc.	4.150%	4/15/32	350	333
	Broadcom Inc.	5.200%	4/15/32	230	234
	Broadcom Inc.	4.300%	11/15/32	200	191
[3]	Broadcom Inc.	3.419%	4/15/33	280	250
[3]	Broadcom Inc.	3.469%	4/15/34	200	176
	Broadcom Inc.	4.800%	10/15/34	605	589
[3]	Broadcom Inc.	3.137%	11/15/35	1,320	1,093
[3]	Broadcom Inc.	3.187%	11/15/36	125	102
[3]	Broadcom Inc.	3.500%	2/15/41	275	213
[3]	Broadcom Inc.	3.750%	2/15/51	350	254
	Cadence Design Systems Inc.	4.200%	9/10/27	200	199
	Cadence Design Systems Inc.	4.700%	9/10/34	500	485
	CDW LLC	2.670%	12/1/26	250	242
	CDW LLC	5.550%	8/22/34	200	197
	CGI Inc.	1.450%	9/14/26	870	836
[3]	CGI Inc.	4.950%	3/14/30	120	120
	Cintas Corp. No. 2	3.700%	4/1/27	50	49
	Cintas Corp. No. 2	4.200%	5/1/28	125	125
	Cisco Systems Inc.	4.800%	2/26/27	30	30
	Cisco Systems Inc.	4.850%	2/26/29	1,140	1,163
	Cisco Systems Inc.	5.050%	2/26/34	1,150	1,159
	Cisco Systems Inc.	5.900%	2/15/39	200	210
	Cisco Systems Inc.	5.500%	1/15/40	1,275	1,292
	Concentrix Corp.	6.600%	8/2/28	860	902
	Concentrix Corp.	6.850%	8/2/33	200	205
	Corning Inc.	5.350%	11/15/48	200	182
	Corning Inc.	3.900%	11/15/49	235	172
	Corning Inc.	4.375%	11/15/57	345	264
	Dell International LLC	4.900%	10/1/26	740	742
	Dell International LLC	4.750%	4/1/28	76	76
	Dell International LLC	5.300%	10/1/29	25	25
	Dell International LLC	4.350%	2/1/30	200	196
	Dell International LLC	5.000%	4/1/30	49	49
	Dell International LLC	5.300%	4/1/32	198	199
	Dell International LLC	5.750%	2/1/33	200	207
	Dell International LLC	5.400%	4/15/34	450	451
	Dell International LLC	4.850%	2/1/35	200	189
	Dell International LLC	5.500%	4/1/35	231	228
	Dell International LLC	8.350%	7/15/46	350	432
	Dell International LLC	3.450%	12/15/51	50	33
	DXC Technology Co.	1.800%	9/15/26	795	765
	Equifax Inc.	5.100%	12/15/27	445	449
	Equifax Inc.	2.350%	9/15/31	200	172
	Fidelity National Information Services Inc.	2.250%	3/1/31	375	324
	Fidelity National Information Services Inc.	5.100%	7/15/32	200	201
	Fiserv Inc.	3.500%	7/1/29	1,100	1,049
	Fiserv Inc.	2.650%	6/1/30	30	27
	Fiserv Inc.	5.350%	3/15/31	1,500	1,534
	Fiserv Inc.	5.600%	3/2/33	35	36
	Fiserv Inc.	5.625%	8/21/33	200	203
	Flex Ltd.	4.875%	6/15/29	200	199
	Hewlett Packard Enterprise Co.	4.450%	9/25/26	1,500	1,498
	Hewlett Packard Enterprise Co.	4.550%	10/15/29	25	25

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Hewlett Packard Enterprise Co.	5.000%	10/15/34	95	92
Hewlett Packard Enterprise Co.	6.350%	10/15/45	675	674
HP Inc.	5.400%	4/25/30	100	101
HP Inc.	3.400%	6/17/30	350	324
HP Inc.	2.650%	6/17/31	630	546
HP Inc.	4.200%	4/15/32	200	187
HP Inc.	6.100%	4/25/35	100	101
IBM International Capital Pte. Ltd.	4.600%	2/5/29	210	211
IBM International Capital Pte. Ltd.	4.900%	2/5/34	200	196
IBM International Capital Pte. Ltd.	5.250%	2/5/44	1,445	1,357
Intel Corp.	3.750%	3/25/27	200	197
Intel Corp.	3.150%	5/11/27	240	233
Intel Corp.	3.750%	8/5/27	200	196
Intel Corp.	4.875%	2/10/28	1,240	1,250
Intel Corp.	3.900%	3/25/30	200	191
Intel Corp.	2.000%	8/12/31	50	42
Intel Corp.	4.150%	8/5/32	640	595
Intel Corp.	4.000%	12/15/32	200	184
Intel Corp.	5.200%	2/10/33	365	361
Intel Corp.	4.600%	3/25/40	225	191
Intel Corp.	2.800%	8/12/41	225	146
Intel Corp.	4.800%	10/1/41	465	389
Intel Corp.	5.625%	2/10/43	200	184
Intel Corp.	4.900%	7/29/45	200	165
Intel Corp.	4.100%	5/19/46	225	163
Intel Corp.	4.100%	5/11/47	200	144
Intel Corp.	3.734%	12/8/47	200	136
Intel Corp.	3.250%	11/15/49	565	345
Intel Corp.	4.750%	3/25/50	475	373
Intel Corp.	3.050%	8/12/51	200	115
Intel Corp.	4.900%	8/5/52	140	111
Intel Corp.	5.700%	2/10/53	200	180
Intel Corp.	5.600%	2/21/54	250	222
Intel Corp.	4.950%	3/25/60	210	163
Intel Corp.	3.200%	8/12/61	200	109
Intel Corp.	5.050%	8/5/62	250	196
International Business Machines Corp.	3.300%	1/27/27	200	197
International Business Machines Corp.	4.150%	7/27/27	700	697
International Business Machines Corp.	6.220%	8/1/27	438	455
International Business Machines Corp.	4.500%	2/6/28	1,500	1,509
International Business Machines Corp.	3.500%	5/15/29	125	121
International Business Machines Corp.	5.875%	11/29/32	30	32
International Business Machines Corp.	4.750%	2/6/33	200	198
International Business Machines Corp.	3.430%	2/9/52	900	598
Intuit Inc.	5.250%	9/15/26	200	202
Intuit Inc.	1.650%	7/15/30	375	327
Intuit Inc.	5.500%	9/15/53	250	241
Jabil Inc.	4.250%	5/15/27	200	198
Juniper Networks Inc.	3.750%	8/15/29	200	193
KLA Corp.	5.250%	7/15/62	525	475
Kyndryl Holdings Inc.	3.150%	10/15/31	200	177
Lam Research Corp.	2.875%	6/15/50	445	280
Leidos Inc.	2.300%	2/15/31	200	173
Marvell Technology Inc.	2.950%	4/15/31	650	581
Microchip Technology Inc.	4.900%	3/15/28	425	426
Microchip Technology Inc.	5.050%	2/15/30	315	316
Micron Technology Inc.	5.327%	2/6/29	25	25
Micron Technology Inc.	6.750%	11/1/29	355	380
Micron Technology Inc.	4.663%	2/15/30	125	123
Micron Technology Inc.	5.300%	1/15/31	515	518
Micron Technology Inc.	5.875%	2/9/33	300	307
Micron Technology Inc.	5.875%	9/15/33	200	205
Micron Technology Inc.	5.800%	1/15/35	200	202
Micron Technology Inc.	6.050%	11/1/35	200	204
Microsoft Corp.	2.400%	8/8/26	150	147
Microsoft Corp.	3.300%	2/6/27	1,255	1,241
Microsoft Corp.	3.400%	6/15/27	1,106	1,095
Microsoft Corp.	3.450%	8/8/36	620	548
Microsoft Corp.	3.750%	2/12/45	215	178
Microsoft Corp.	2.525%	6/1/50	2,950	1,791

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Microsoft Corp.	2.500%	9/15/50	795	479
	Moody's Corp.	3.250%	1/15/28	570	556
	Moody's Corp.	2.000%	8/19/31	270	231
	Moody's Corp.	2.750%	8/19/41	660	450
	Moody's Corp.	4.875%	12/17/48	185	161
	Motorola Solutions Inc.	4.600%	2/23/28	50	50
	Motorola Solutions Inc.	2.300%	11/15/30	200	176
	Motorola Solutions Inc.	2.750%	5/24/31	200	177
	Motorola Solutions Inc.	5.600%	6/1/32	200	206
	Motorola Solutions Inc.	5.400%	4/15/34	200	201
	NetApp Inc.	2.375%	6/22/27	265	253
	NetApp Inc.	5.500%	3/17/32	57	58
	NetApp Inc.	5.700%	3/17/35	47	47
	Nokia OYJ	4.375%	6/12/27	335	332
	NVIDIA Corp.	3.200%	9/16/26	200	198
	NVIDIA Corp.	2.850%	4/1/30	325	306
	NVIDIA Corp.	2.000%	6/15/31	200	175
	NVIDIA Corp.	3.500%	4/1/50	100	73
	NVIDIA Corp.	3.700%	4/1/60	495	355
	NXP BV	3.875%	6/18/26	275	273
	NXP BV	3.400%	5/1/30	515	481
	NXP BV	2.500%	5/11/31	300	259
	NXP BV	3.250%	11/30/51	235	146
	Oracle Corp.	2.650%	7/15/26	810	793
	Oracle Corp.	3.250%	11/15/27	25	24
	Oracle Corp.	2.300%	3/25/28	200	189
[1]	Oracle Corp.	4.200%	9/27/29	365	360
	Oracle Corp.	6.150%	11/9/29	50	53
	Oracle Corp.	2.950%	4/1/30	1,010	935
	Oracle Corp.	2.875%	3/25/31	1,300	1,172
	Oracle Corp.	6.250%	11/9/32	200	213
	Oracle Corp.	4.900%	2/6/33	200	197
	Oracle Corp.	4.300%	7/8/34	780	725
	Oracle Corp.	4.700%	9/27/34	275	262
	Oracle Corp.	6.500%	4/15/38	1,370	1,459
	Oracle Corp.	6.125%	7/8/39	660	677
	Oracle Corp.	3.600%	4/1/40	80	62
	Oracle Corp.	4.125%	5/15/45	730	562
	Oracle Corp.	4.000%	7/15/46	1,435	1,076
	Oracle Corp.	4.000%	11/15/47	50	37
	Oracle Corp.	3.950%	3/25/51	1,525	1,092
	Oracle Corp.	6.900%	11/9/52	240	259
	Oracle Corp.	5.375%	9/27/54	835	741
	Oracle Corp.	3.850%	4/1/60	75	50
	Oracle Corp.	5.500%	9/27/64	915	804
	Paychex Inc.	5.100%	4/15/30	60	61
	Paychex Inc.	5.350%	4/15/32	60	61
	Paychex Inc.	5.600%	4/15/35	75	76
	QUALCOMM Inc.	1.300%	5/20/28	800	738
	QUALCOMM Inc.	4.250%	5/20/32	200	196
	QUALCOMM Inc.	4.750%	5/20/32	50	50
	QUALCOMM Inc.	5.400%	5/20/33	200	208
	QUALCOMM Inc.	4.500%	5/20/52	1,075	883
	QUALCOMM Inc.	6.000%	5/20/53	50	51
	Quanta Services Inc.	2.350%	1/15/32	535	451
	RELX Capital Inc.	4.750%	3/27/30	50	50
	RELX Capital Inc.	5.250%	3/27/35	40	40
	Roper Technologies Inc.	2.000%	6/30/30	400	352
	Roper Technologies Inc.	1.750%	2/15/31	310	262
	Roper Technologies Inc.	4.750%	2/15/32	200	198
	S&P Global Inc.	2.450%	3/1/27	200	194
	S&P Global Inc.	1.250%	8/15/30	1,150	980
	S&P Global Inc.	2.900%	3/1/32	145	130
	S&P Global Inc.	3.250%	12/1/49	170	117
	S&P Global Inc.	3.900%	3/1/62	285	207
	Salesforce Inc.	3.700%	4/11/28	700	692
	Salesforce Inc.	3.050%	7/15/61	650	383
	Synopsys Inc.	5.000%	4/1/32	700	701
	Synopsys Inc.	5.150%	4/1/35	375	371
	Synopsys Inc.	5.700%	4/1/55	325	310

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	TD SYNNEX Corp.	6.100%	4/12/34	520	533
	Texas Instruments Inc.	1.125%	9/15/26	275	265
	Texas Instruments Inc.	2.250%	9/4/29	95	87
	Texas Instruments Inc.	1.750%	5/4/30	600	530
	Texas Instruments Inc.	4.500%	5/23/30	120	120
	Texas Instruments Inc.	1.900%	9/15/31	200	172
	Texas Instruments Inc.	4.850%	2/8/34	200	200
	Texas Instruments Inc.	5.150%	2/8/54	120	110
	Texas Instruments Inc.	5.050%	5/18/63	715	630
	TSMC Arizona Corp.	3.875%	4/22/27	375	371
	TSMC Arizona Corp.	4.250%	4/22/32	200	194
	TSMC Arizona Corp.	3.125%	10/25/41	505	382
	TSMC Arizona Corp.	3.250%	10/25/51	205	144
	Verisk Analytics Inc.	4.125%	3/15/29	300	295
	Verisk Analytics Inc.	5.750%	4/1/33	200	208
	Verisk Analytics Inc.	5.250%	6/5/34	235	236
	Verisk Analytics Inc.	5.250%	3/15/35	85	84
	VMware LLC	1.400%	8/15/26	75	72
	VMware LLC	1.800%	8/15/28	740	678
	Western Digital Corp.	3.100%	2/1/32	200	173
	Workday Inc.	3.500%	4/1/27	620	609
					96,887
Utilities (9.4%)
[1]	AEP Texas Inc.	2.100%	7/1/30	425	372
	AEP Texas Inc.	4.700%	5/15/32	300	291
	AEP Texas Inc.	5.700%	5/15/34	200	201
	AEP Texas Inc.	3.450%	5/15/51	200	130
	AEP Transmission Co. LLC	5.150%	4/1/34	200	198
	AEP Transmission Co. LLC	3.750%	12/1/47	205	151
	AEP Transmission Co. LLC	4.250%	9/15/48	200	156
	AES Corp.	5.800%	3/15/32	163	162
	Alabama Power Co.	3.750%	9/1/27	200	198
[1]	Alabama Power Co.	1.450%	9/15/30	575	493
	Alabama Power Co.	3.940%	9/1/32	200	188
	Alabama Power Co.	5.100%	4/2/35	20	20
	Alabama Power Co.	6.125%	5/15/38	75	80
	Alabama Power Co.	3.850%	12/1/42	210	164
	Alabama Power Co.	4.150%	8/15/44	230	185
[1]	Alabama Power Co.	4.300%	7/15/48	200	161
	Alabama Power Co.	3.125%	7/15/51	200	128
	Algonquin Power & Utilities Corp.	5.365%	6/15/26	835	839
	Ameren Corp.	5.000%	1/15/29	200	202
	Ameren Corp.	5.375%	3/15/35	400	396
	Ameren Illinois Co.	3.850%	9/1/32	200	186
	Ameren Illinois Co.	4.950%	6/1/33	350	348
	Ameren Illinois Co.	5.625%	3/1/55	200	193
	American Electric Power Co. Inc.	5.200%	1/15/29	275	280
	American Electric Power Co. Inc.	2.300%	3/1/30	550	492
	American Water Capital Corp.	4.450%	6/1/32	200	195
	American Water Capital Corp.	5.250%	3/1/35	375	374
	American Water Capital Corp.	4.200%	9/1/48	400	315
	American Water Capital Corp.	5.450%	3/1/54	150	141
[1]	Appalachian Power Co.	3.300%	6/1/27	200	195
[1]	Appalachian Power Co.	2.700%	4/1/31	200	177
[1]	Appalachian Power Co.	4.500%	8/1/32	100	96
	Appalachian Power Co.	5.650%	4/1/34	200	202
	Appalachian Power Co.	4.450%	6/1/45	200	158
[1]	Appalachian Power Co.	3.700%	5/1/50	200	135
	Arizona Public Service Co.	3.350%	5/15/50	805	527
	Atmos Energy Corp.	5.900%	11/15/33	200	211
	Atmos Energy Corp.	4.300%	10/1/48	200	161
	Atmos Energy Corp.	5.750%	10/15/52	375	367
	Atmos Energy Corp.	5.000%	12/15/54	210	185
	Avangrid Inc.	3.800%	6/1/29	200	193
	Baltimore Gas & Electric Co.	2.400%	8/15/26	10	10
	Baltimore Gas & Electric Co.	2.250%	6/15/31	200	175
[1]	Baltimore Gas & Electric Co.	5.300%	6/1/34	200	202
	Baltimore Gas & Electric Co.	5.450%	6/1/35	75	76
	Baltimore Gas & Electric Co.	4.550%	6/1/52	115	94

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Baltimore Gas & Electric Co.	5.400%	6/1/53	200	185
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	25	24
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	500	527
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	200	184
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	310	183
	Berkshire Hathaway Energy Co.	4.600%	5/1/53	225	182
	Black Hills Corp.	5.950%	3/15/28	200	207
	Black Hills Corp.	2.500%	6/15/30	375	334
	Black Hills Corp.	6.150%	5/15/34	200	206
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	200	198
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/34	200	199
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	200	170
[1]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	1,050	710
	CenterPoint Energy Inc.	5.400%	6/1/29	349	359
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	105	107
	CenterPoint Energy Resources Corp.	4.400%	7/1/32	200	191
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	18	18
	CenterPoint Energy Resources Corp.	5.400%	7/1/34	200	201
	CMS Energy Corp.	3.750%	12/1/50	300	263
	Commonwealth Edison Co.	3.700%	8/15/28	335	329
	Commonwealth Edison Co.	4.600%	8/15/43	200	171
[1]	Commonwealth Edison Co.	3.750%	8/15/47	200	147
	Commonwealth Edison Co.	4.000%	3/1/48	145	111
	Commonwealth Edison Co.	4.000%	3/1/49	200	150
[1]	Commonwealth Edison Co.	3.125%	3/15/51	200	127
[1]	Commonwealth Edison Co.	2.750%	9/1/51	200	116
[1]	Commonwealth Edison Co.	3.850%	3/15/52	200	144
	Commonwealth Edison Co.	5.650%	6/1/54	550	529
	Commonwealth Edison Co.	5.950%	6/1/55	75	75
[1]	Connecticut Light & Power Co.	2.050%	7/1/31	200	172
	Connecticut Light & Power Co.	5.250%	1/15/53	200	183
[1]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	200	195
[1]	Consolidated Edison Co. of New York Inc.	4.000%	12/1/28	200	198
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/34	200	205
[1]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	394	417
[1]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	200	213
[1]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	210	234
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	200	200
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	200	167
[1]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	200	167
[1]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	50	38
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	610	392
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/54	200	194
[1]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	440	334
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	340	265
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	200	134
	Constellation Energy Generation LLC	6.250%	10/1/39	325	338
	Constellation Energy Generation LLC	5.600%	6/15/42	150	144
	Constellation Energy Generation LLC	6.500%	10/1/53	200	210
	Consumers Energy Co.	4.600%	5/30/29	225	226
	Consumers Energy Co.	4.700%	1/15/30	200	202
	Consumers Energy Co.	4.500%	1/15/31	50	50
	Consumers Energy Co.	5.050%	5/15/35	25	25
	Consumers Energy Co.	3.250%	8/15/46	200	143
	Consumers Energy Co.	4.050%	5/15/48	945	738
	Dominion Energy Inc.	4.600%	5/15/28	50	50
	Dominion Energy Inc.	4.250%	6/1/28	794	789
	Dominion Energy Inc.	5.000%	6/15/30	60	61
[1]	Dominion Energy Inc.	4.350%	8/15/32	200	189
	Dominion Energy Inc.	5.375%	11/15/32	200	202
[1]	Dominion Energy Inc.	6.300%	3/15/33	35	37
	Dominion Energy Inc.	5.450%	3/15/35	81	80
[1]	Dominion Energy Inc.	5.950%	6/15/35	200	207
[1]	Dominion Energy Inc.	4.050%	9/15/42	425	327
	Dominion Energy Inc.	4.700%	12/1/44	205	171
[1]	Dominion Energy Inc.	7.000%	6/1/54	200	211
[1]	Dominion Energy Inc.	6.875%	2/1/55	525	543
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	385	329
	DTE Electric Co.	4.850%	12/1/26	200	202
	DTE Electric Co.	4.250%	5/14/27	25	25

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	DTE Electric Co.	1.900%	4/1/28	60	56
	DTE Electric Co.	5.200%	4/1/33	200	203
	DTE Electric Co.	5.200%	3/1/34	45	45
	DTE Electric Co.	5.250%	5/15/35	150	150
[1]	DTE Electric Co.	4.000%	4/1/43	460	368
	DTE Electric Co.	3.700%	3/15/45	200	151
	DTE Electric Co.	3.750%	8/15/47	195	145
	DTE Electric Co.	2.950%	3/1/50	235	149
	DTE Electric Co.	5.850%	5/15/55	25	25
	DTE Energy Co.	4.950%	7/1/27	200	202
	DTE Energy Co.	5.100%	3/1/29	200	203
[1]	DTE Energy Co.	3.400%	6/15/29	200	190
	DTE Energy Co.	5.850%	6/1/34	200	206
	Duke Energy Carolinas LLC	2.950%	12/1/26	1,155	1,133
[1]	Duke Energy Carolinas LLC	6.000%	12/1/28	300	314
	Duke Energy Carolinas LLC	2.550%	4/15/31	225	200
	Duke Energy Carolinas LLC	6.450%	10/15/32	200	216
[1]	Duke Energy Carolinas LLC	5.250%	3/15/35	55	55
	Duke Energy Carolinas LLC	6.100%	6/1/37	490	513
	Duke Energy Carolinas LLC	6.050%	4/15/38	200	209
	Duke Energy Carolinas LLC	4.000%	9/30/42	30	24
	Duke Energy Carolinas LLC	3.875%	3/15/46	200	152
	Duke Energy Carolinas LLC	3.700%	12/1/47	200	145
	Duke Energy Carolinas LLC	3.450%	4/15/51	200	135
	Duke Energy Carolinas LLC	5.350%	1/15/53	200	185
	Duke Energy Corp.	2.650%	9/1/26	200	196
	Duke Energy Corp.	4.850%	1/5/27	400	403
	Duke Energy Corp.	3.150%	8/15/27	200	195
	Duke Energy Corp.	5.000%	12/8/27	200	202
	Duke Energy Corp.	3.400%	6/15/29	275	263
	Duke Energy Corp.	2.450%	6/1/30	350	315
	Duke Energy Corp.	2.550%	6/15/31	200	176
	Duke Energy Corp.	5.750%	9/15/33	200	207
	Duke Energy Corp.	5.450%	6/15/34	205	207
	Duke Energy Corp.	4.800%	12/15/45	200	168
	Duke Energy Corp.	3.750%	9/1/46	200	144
	Duke Energy Corp.	4.200%	6/15/49	195	147
	Duke Energy Corp.	5.000%	8/15/52	200	169
	Duke Energy Corp.	5.800%	6/15/54	380	360
	Duke Energy Corp.	3.250%	1/15/82	100	95
	Duke Energy Florida LLC	2.400%	12/15/31	298	259
	Duke Energy Florida LLC	5.875%	11/15/33	200	210
	Duke Energy Florida LLC	3.850%	11/15/42	200	155
	Duke Energy Florida LLC	3.400%	10/1/46	340	237
	Duke Energy Florida LLC	3.000%	12/15/51	200	123
	Duke Energy Florida LLC	6.200%	11/15/53	235	242
	Duke Energy Indiana LLC	6.350%	8/15/38	200	214
	Duke Energy Indiana LLC	6.450%	4/1/39	200	215
	Duke Energy Indiana LLC	3.750%	5/15/46	200	147
	Duke Energy Indiana LLC	2.750%	4/1/50	240	142
	Duke Energy Indiana LLC	5.400%	4/1/53	200	185
	Duke Energy Indiana LLC	5.900%	5/15/55	25	25
	Duke Energy Ohio Inc.	5.650%	4/1/53	179	170
	Duke Energy Progress LLC	3.700%	9/1/28	200	196
	Duke Energy Progress LLC	5.100%	3/15/34	200	199
	Duke Energy Progress LLC	6.300%	4/1/38	200	212
	Duke Energy Progress LLC	4.100%	3/15/43	200	161
	Duke Energy Progress LLC	4.375%	3/30/44	200	165
	Duke Energy Progress LLC	3.600%	9/15/47	200	142
	Duke Energy Progress LLC	2.900%	8/15/51	200	121
	Edison International	5.250%	11/15/28	200	197
	Edison International	5.450%	6/15/29	200	197
	Edison International	6.950%	11/15/29	200	207
	Edison International	5.250%	3/15/32	175	166
	Emera US Finance LP	2.639%	6/15/31	200	172
	Enel Americas SA	4.000%	10/25/26	200	198
	Enel Chile SA	4.875%	6/12/28	200	199
	Entergy Arkansas LLC	4.000%	6/1/28	200	198
	Entergy Arkansas LLC	5.450%	6/1/34	250	253
	Entergy Arkansas LLC	2.650%	6/15/51	575	327

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Entergy Arkansas LLC	5.750%	6/1/54	220	212
	Entergy Corp.	2.950%	9/1/26	200	196
	Entergy Corp.	2.400%	6/15/31	200	174
	Entergy Corp.	3.750%	6/15/50	200	138
	Entergy Corp.	7.125%	12/1/54	140	143
	Entergy Louisiana LLC	2.400%	10/1/26	1,013	988
	Entergy Louisiana LLC	2.350%	6/15/32	200	170
	Entergy Louisiana LLC	5.150%	9/15/34	200	198
	Entergy Louisiana LLC	5.700%	3/15/54	280	268
	Entergy Louisiana LLC	5.800%	3/15/55	200	194
	Entergy Mississippi LLC	3.850%	6/1/49	200	144
	Entergy Mississippi LLC	5.800%	4/15/55	93	90
	Entergy Texas Inc.	1.750%	3/15/31	505	430
	Entergy Texas Inc.	4.500%	3/30/39	200	178
	Essential Utilities Inc.	4.800%	8/15/27	50	50
	Essential Utilities Inc.	2.400%	5/1/31	530	461
	Essential Utilities Inc.	5.300%	5/1/52	150	132
	Evergy Kansas Central Inc.	5.250%	3/15/35	19	19
	Evergy Kansas Central Inc.	3.250%	9/1/49	25	16
	Evergy Kansas Central Inc.	3.450%	4/15/50	300	202
	Evergy Metro Inc.	5.300%	10/1/41	479	451
	Eversource Energy	2.900%	3/1/27	200	195
	Eversource Energy	4.600%	7/1/27	225	225
	Eversource Energy	5.450%	3/1/28	500	511
[1]	Eversource Energy	1.650%	8/15/30	230	197
	Eversource Energy	3.375%	3/1/32	85	76
	Eversource Energy	5.125%	5/15/33	198	194
	Eversource Energy	5.500%	1/1/34	200	200
	Eversource Energy	5.950%	7/15/34	200	206
	Exelon Corp.	5.150%	3/15/29	210	214
	Exelon Corp.	3.350%	3/15/32	200	182
	Exelon Corp.	5.300%	3/15/33	200	202
	Exelon Corp.	5.625%	6/15/35	280	282
	Exelon Corp.	5.100%	6/15/45	935	824
	FirstEnergy Corp.	2.650%	3/1/30	300	272
[1]	FirstEnergy Corp.	2.250%	9/1/30	200	175
	FirstEnergy Transmission LLC	5.000%	1/15/35	215	210
	Florida Power & Light Co.	5.050%	4/1/28	200	204
	Florida Power & Light Co.	4.400%	5/15/28	200	201
	Florida Power & Light Co.	5.150%	6/15/29	570	587
	Florida Power & Light Co.	2.450%	2/3/32	200	174
	Florida Power & Light Co.	5.100%	4/1/33	200	202
	Florida Power & Light Co.	4.800%	5/15/33	200	198
	Florida Power & Light Co.	5.625%	4/1/34	200	208
	Florida Power & Light Co.	5.300%	6/15/34	285	290
	Florida Power & Light Co.	5.650%	2/1/37	200	206
	Florida Power & Light Co.	5.950%	2/1/38	200	211
	Florida Power & Light Co.	5.960%	4/1/39	200	209
	Florida Power & Light Co.	3.800%	12/15/42	205	163
	Florida Power & Light Co.	4.125%	6/1/48	200	158
	Florida Power & Light Co.	3.150%	10/1/49	200	131
	Florida Power & Light Co.	5.600%	6/15/54	410	398
	Fortis Inc.	3.055%	10/4/26	260	255
	Georgia Power Co.	5.004%	2/23/27	200	203
[1]	Georgia Power Co.	2.650%	9/15/29	200	186
	Georgia Power Co.	5.250%	3/15/34	200	201
[1]	Georgia Power Co.	4.750%	9/1/40	310	283
	Georgia Power Co.	4.300%	3/15/43	205	170
[1]	Georgia Power Co.	3.700%	1/30/50	225	162
	Iberdrola International BV	6.750%	7/15/36	180	201
[1]	Idaho Power Co.	5.500%	3/15/53	140	129
[1]	Idaho Power Co.	5.800%	4/1/54	200	194
	Indiana Michigan Power Co.	6.050%	3/15/37	200	211
	Indiana Michigan Power Co.	3.250%	5/1/51	200	127
	Interstate Power & Light Co.	4.950%	9/30/34	310	299
	Interstate Power & Light Co.	5.600%	6/29/35	50	50
	Interstate Power & Light Co.	6.250%	7/15/39	100	104
	Interstate Power & Light Co.	3.700%	9/15/46	25	18
	IPALCO Enterprises Inc.	5.750%	4/1/34	200	197
[1]	Kentucky Utilities Co.	5.450%	4/15/33	200	204

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Utilities Co.	5.125%	11/1/40	505	471
	MidAmerican Energy Co.	3.100%	5/1/27	200	196
	MidAmerican Energy Co.	6.750%	12/30/31	215	240
[1]	MidAmerican Energy Co.	5.800%	10/15/36	200	209
	MidAmerican Energy Co.	4.800%	9/15/43	165	147
	MidAmerican Energy Co.	4.400%	10/15/44	225	187
	MidAmerican Energy Co.	4.250%	7/15/49	55	43
	MidAmerican Energy Co.	5.850%	9/15/54	180	179
	MidAmerican Energy Co.	5.300%	2/1/55	170	156
[1]	Mississippi Power Co.	4.250%	3/15/42	205	169
[1]	Mississippi Power Co.	3.100%	7/30/51	245	156
	National Grid plc	5.602%	6/12/28	200	206
	National Grid plc	5.809%	6/12/33	200	207
[1]	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	200	193
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	430	420
[1]	National Rural Utilities Cooperative Finance Corp.	5.050%	9/15/28	200	203
	National Rural Utilities Cooperative Finance Corp.	5.150%	6/15/29	200	204
[1]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	30	25
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	385	360
	National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/32	200	189
	National Rural Utilities Cooperative Finance Corp.	5.000%	8/15/34	175	173
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	350	284
[1]	Nevada Power Co.	6.650%	4/1/36	279	303
[1]	Nevada Power Co.	6.750%	7/1/37	441	483
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	50	50
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	235	218
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	200	193
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	200	185
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/32	205	175
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	200	200
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/33	620	617
	NextEra Energy Capital Holdings Inc.	5.250%	3/15/34	50	50
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/53	50	45
	NextEra Energy Capital Holdings Inc.	5.550%	3/15/54	645	597
	NextEra Energy Capital Holdings Inc.	6.750%	6/15/54	315	324
	NextEra Energy Capital Holdings Inc.	6.700%	9/1/54	200	203
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/55	200	201
[1]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	440	416
	NiSource Inc.	5.200%	7/1/29	200	204
	NiSource Inc.	2.950%	9/1/29	620	581
	NiSource Inc.	3.600%	5/1/30	100	95
	NiSource Inc.	5.400%	6/30/33	200	201
	NiSource Inc.	5.350%	4/1/34	350	351
	NiSource Inc.	3.950%	3/30/48	725	542
	Northern States Power Co.	2.250%	4/1/31	562	499
	Northern States Power Co.	5.050%	5/15/35	50	50
	Northern States Power Co.	6.250%	6/1/36	200	216
	Northern States Power Co.	6.200%	7/1/37	200	215
	Northern States Power Co.	4.125%	5/15/44	50	40
	Northern States Power Co.	3.600%	5/15/46	200	146
	Northern States Power Co.	3.600%	9/15/47	255	185
	Northern States Power Co.	5.100%	5/15/53	200	180
	Northern States Power Co.	5.650%	5/15/55	75	73
	Northwest Natural Holding Co.	7.000%	9/15/55	100	100
	NorthWestern Corp.	4.176%	11/15/44	200	158
	NSTAR Electric Co.	4.550%	6/1/52	705	572
	Oglethorpe Power Corp.	5.950%	11/1/39	200	200
	Oglethorpe Power Corp.	6.200%	12/1/53	420	415
	Ohio Edison Co.	6.875%	7/15/36	200	222
	Ohio Power Co.	5.000%	6/1/33	280	274
	Ohio Power Co.	4.150%	4/1/48	200	150
	Oklahoma Gas & Electric Co.	3.300%	3/15/30	200	188
	Oklahoma Gas & Electric Co.	5.600%	4/1/53	55	52
	Oklahoma Gas & Electric Co.	5.800%	4/1/55	122	119
[3]	Oncor Electric Delivery Co. LLC	4.500%	3/20/27	42	42
	Oncor Electric Delivery Co. LLC	4.650%	11/1/29	265	266
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	200	195
[3]	Oncor Electric Delivery Co. LLC	5.350%	4/1/35	31	31
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	1,420	1,005
[3]	Oncor Electric Delivery Co. LLC	5.800%	4/1/55	46	45

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ONE Gas Inc.	5.100%	4/1/29	200	204
	ONE Gas Inc.	4.500%	11/1/48	200	162
	Pacific Gas & Electric Co.	5.450%	6/15/27	200	202
	Pacific Gas & Electric Co.	3.000%	6/15/28	200	189
	Pacific Gas & Electric Co.	6.100%	1/15/29	200	207
	Pacific Gas & Electric Co.	4.200%	3/1/29	1,500	1,459
	Pacific Gas & Electric Co.	4.550%	7/1/30	400	388
	Pacific Gas & Electric Co.	2.500%	2/1/31	275	237
	Pacific Gas & Electric Co.	3.250%	6/1/31	1,000	887
	Pacific Gas & Electric Co.	5.900%	6/15/32	200	202
	Pacific Gas & Electric Co.	6.150%	1/15/33	100	102
	Pacific Gas & Electric Co.	6.400%	6/15/33	285	294
	Pacific Gas & Electric Co.	5.800%	5/15/34	250	247
	Pacific Gas & Electric Co.	3.950%	12/1/47	630	435
	Pacific Gas & Electric Co.	4.950%	7/1/50	385	306
	Pacific Gas & Electric Co.	3.500%	8/1/50	450	285
	Pacific Gas & Electric Co.	5.250%	3/1/52	175	143
	Pacific Gas & Electric Co.	6.750%	1/15/53	225	224
	Pacific Gas & Electric Co.	6.700%	4/1/53	375	372
	PacifiCorp	5.450%	2/15/34	315	315
	PacifiCorp	6.250%	10/15/37	225	232
	PacifiCorp	6.000%	1/15/39	200	202
	PacifiCorp	4.125%	1/15/49	705	521
	PacifiCorp	4.150%	2/15/50	330	244
	PacifiCorp	5.500%	5/15/54	150	135
	PacifiCorp	5.800%	1/15/55	200	187
	PECO Energy Co.	4.900%	6/15/33	200	200
	PECO Energy Co.	3.050%	3/15/51	320	200
	PECO Energy Co.	2.850%	9/15/51	200	122
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	395	378
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	250	219
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/33	200	201
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	200	129
	Pinnacle West Capital Corp.	4.900%	5/15/28	50	50
	Pinnacle West Capital Corp.	5.150%	5/15/30	35	35
	Potomac Electric Power Co.	5.200%	3/15/34	440	439
	PPL Capital Funding Inc.	5.250%	9/1/34	200	198
	PPL Electric Utilities Corp.	4.850%	2/15/34	200	197
	PPL Electric Utilities Corp.	4.750%	7/15/43	305	270
	PPL Electric Utilities Corp.	3.000%	10/1/49	90	58
	PPL Electric Utilities Corp.	5.250%	5/15/53	200	186
	Progress Energy Inc.	7.750%	3/1/31	260	297
	Progress Energy Inc.	6.000%	12/1/39	200	204
	Public Service Co. of Colorado	3.700%	6/15/28	50	49
	Public Service Co. of Colorado	5.350%	5/15/34	200	199
	Public Service Co. of Colorado	3.800%	6/15/47	200	145
	Public Service Co. of Colorado	4.100%	6/15/48	330	250
[1]	Public Service Co. of Colorado	2.700%	1/15/51	200	115
[1]	Public Service Co. of Colorado	4.500%	6/1/52	355	281
	Public Service Co. of Oklahoma	5.250%	1/15/33	200	199
[1]	Public Service Co. of Oklahoma	3.150%	8/15/51	200	123
[1]	Public Service Electric & Gas Co.	2.250%	9/15/26	225	219
[1]	Public Service Electric & Gas Co.	3.650%	9/1/28	200	196
[1]	Public Service Electric & Gas Co.	2.450%	1/15/30	66	60
[1]	Public Service Electric & Gas Co.	4.900%	12/15/32	200	201
	Public Service Electric & Gas Co.	5.200%	8/1/33	225	227
[1]	Public Service Electric & Gas Co.	3.800%	3/1/46	200	151
	Public Service Electric & Gas Co.	5.300%	8/1/54	935	867
	Public Service Enterprise Group Inc.	5.850%	11/15/27	379	391
	Public Service Enterprise Group Inc.	5.200%	4/1/29	200	204
	Public Service Enterprise Group Inc.	5.450%	4/1/34	200	202
	Puget Energy Inc.	2.379%	6/15/28	220	206
	Puget Energy Inc.	4.224%	3/15/32	200	184
[3]	Puget Energy Inc.	5.725%	3/15/35	39	39
	Puget Sound Energy Inc.	5.795%	3/15/40	200	201
	Puget Sound Energy Inc.	4.300%	5/20/45	511	411
	Puget Sound Energy Inc.	5.685%	6/15/54	200	191
[1]	San Diego Gas & Electric Co.	3.000%	3/15/32	200	176
	San Diego Gas & Electric Co.	5.400%	4/15/35	163	163
	San Diego Gas & Electric Co.	6.000%	6/1/39	50	52

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	San Diego Gas & Electric Co.	3.750%	6/1/47	415	297
	San Diego Gas & Electric Co.	5.550%	4/15/54	205	191
	Sempra	3.250%	6/15/27	350	341
	Sempra	3.800%	2/1/38	275	222
	Sempra	4.000%	2/1/48	300	216
	Sempra	4.125%	4/1/52	615	582
	Sempra	6.875%	10/1/54	200	196
	Sierra Pacific Power Co.	5.900%	3/15/54	80	78
	Southern California Edison Co.	4.400%	9/6/26	200	199
[1]	Southern California Edison Co.	4.700%	6/1/27	200	199
	Southern California Edison Co.	5.650%	10/1/28	200	204
[1]	Southern California Edison Co.	4.200%	3/1/29	225	219
[1]	Southern California Edison Co.	2.500%	6/1/31	300	257
	Southern California Edison Co.	5.200%	6/1/34	80	77
	Southern California Edison Co.	5.625%	2/1/36	390	378
	Southern California Edison Co.	6.050%	3/15/39	200	198
	Southern California Edison Co.	4.050%	3/15/42	200	148
	Southern California Edison Co.	4.650%	10/1/43	240	190
[1]	Southern California Edison Co.	3.600%	2/1/45	260	174
	Southern California Edison Co.	4.000%	4/1/47	520	365
[1]	Southern California Edison Co.	4.875%	3/1/49	765	600
	Southern California Edison Co.	5.700%	3/1/53	200	175
	Southern California Edison Co.	6.200%	9/15/55	25	23
	Southern California Gas Co.	2.950%	4/15/27	560	546
[1]	Southern California Gas Co.	2.550%	2/1/30	200	182
	Southern California Gas Co.	5.050%	9/1/34	200	197
	Southern California Gas Co.	5.450%	6/15/35	50	50
	Southern California Gas Co.	3.750%	9/15/42	595	449
[1]	Southern California Gas Co.	4.125%	6/1/48	25	19
[1]	Southern California Gas Co.	3.950%	2/15/50	25	18
	Southern California Gas Co.	6.000%	6/15/55	50	49
	Southern Co.	5.500%	3/15/29	605	627
[1]	Southern Co.	3.700%	4/30/30	325	311
	Southern Co.	5.700%	10/15/32	200	207
	Southern Co.	5.200%	6/15/33	200	200
	Southern Co.	5.700%	3/15/34	200	206
	Southern Co.	4.400%	7/1/46	225	182
[1]	Southern Co.	3.750%	9/15/51	200	195
[1]	Southern Co.	6.375%	3/15/55	225	229
[1]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	180	153
	Southern Co. Gas Capital Corp.	4.950%	9/15/34	200	193
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	430	427
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	276	226
	Southern Power Co.	5.150%	9/15/41	140	128
[1]	Southern Power Co.	4.950%	12/15/46	343	290
[1]	Southwestern Electric Power Co.	2.750%	10/1/26	200	195
[1]	Southwestern Electric Power Co.	4.100%	9/15/28	210	206
	Southwestern Electric Power Co.	6.200%	3/15/40	200	206
	Southwestern Electric Power Co.	3.250%	11/1/51	100	62
	Southwestern Public Service Co.	5.300%	5/15/35	75	74
[1]	Southwestern Public Service Co.	3.150%	5/1/50	200	126
	Southwestern Public Service Co.	6.000%	6/1/54	205	201
	Spire Missouri Inc.	4.800%	2/15/33	200	196
[1]	Spire Missouri Inc.	5.150%	8/15/34	200	200
	System Energy Resources Inc.	5.300%	12/15/34	25	24
	Tampa Electric Co.	4.300%	6/15/48	425	334
	Tampa Electric Co.	3.450%	3/15/51	200	133
	Tucson Electric Power Co.	5.200%	9/15/34	200	197
	Tucson Electric Power Co.	3.250%	5/1/51	515	327
	Union Electric Co.	2.950%	6/15/27	200	195
	Union Electric Co.	5.200%	4/1/34	150	150
	Union Electric Co.	5.250%	4/15/35	85	85
	Union Electric Co.	3.900%	4/1/52	150	111
	Union Electric Co.	5.250%	1/15/54	300	270
	Union Electric Co.	5.125%	3/15/55	300	268
[1]	Virginia Electric & Power Co.	2.950%	11/15/26	255	249
[1]	Virginia Electric & Power Co.	3.500%	3/15/27	200	198
[1]	Virginia Electric & Power Co.	3.750%	5/15/27	200	198
[1]	Virginia Electric & Power Co.	3.800%	4/1/28	202	199
	Virginia Electric & Power Co.	2.300%	11/15/31	375	324

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia Electric & Power Co.	2.400%	3/30/32	250	214
	Virginia Electric & Power Co.	5.000%	4/1/33	150	149
	Virginia Electric & Power Co.	5.300%	8/15/33	200	201
	Virginia Electric & Power Co.	5.050%	8/15/34	40	39
[1]	Virginia Electric & Power Co.	6.000%	1/15/36	200	207
[1]	Virginia Electric & Power Co.	6.000%	5/15/37	200	206
	Virginia Electric & Power Co.	8.875%	11/15/38	100	129
[1]	Virginia Electric & Power Co.	4.200%	5/15/45	200	159
[1]	Virginia Electric & Power Co.	3.800%	9/15/47	345	251
	Virginia Electric & Power Co.	4.600%	12/1/48	353	290
[1]	Virginia Electric & Power Co.	4.625%	5/15/52	365	297
	Virginia Electric & Power Co.	5.650%	3/15/55	300	285
[1]	Washington Gas Light Co.	3.796%	9/15/46	530	390
	Wisconsin Electric Power Co.	5.625%	5/15/33	270	284
	Wisconsin Power & Light Co.	3.950%	9/1/32	200	186
	Wisconsin Public Service Corp.	2.850%	12/1/51	585	349
	Xcel Energy Inc.	3.350%	12/1/26	300	294
	Xcel Energy Inc.	4.750%	3/21/28	40	40
	Xcel Energy Inc.	2.600%	12/1/29	200	183
	Xcel Energy Inc.	5.500%	3/15/34	200	199
	Xcel Energy Inc.	5.600%	4/15/35	68	68
	Xcel Energy Inc.	3.500%	12/1/49	600	398
					110,079
Total Corporate Bonds (Cost $1,167,193)					1,151,446
				Shares
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[5]	Vanguard Market Liquidity Fund (Cost $7,498)	4.342%		74,992	7,498
Total Investments (99.1%) (Cost $1,174,691)					1,158,944
Other Assets and Liabilities—Net (0.9%)					10,757
Net Assets (100%)					1,169,701
Cost is in $000.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2025.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2025, the aggregate value was $10,204, representing 0.9% of net assets.
4	Securities with a value of $125 have been segregated as initial margin for open futures contracts.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2025	72	7,789	24

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	September 2025	(7)	(788)	1
Ultra Long U.S. Treasury Bond	September 2025	(5)	(580)	(10)
				(9)
				15

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Corporate Bonds	—	1,151,446	—	1,151,446
Temporary Cash Investments	7,498	—	—	7,498
Total	7,498	1,151,446	—	1,158,944

Derivative Financial Instruments
Assets
Futures Contracts[1]	25	—	—	25
Liabilities
Futures Contracts[1]	(10)	—	—	(10)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
D.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Aug. 31, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	May 31, 2025 Market Value ($000)
Vanguard Intermediate-Term Corporate Bond ETF[1]	306,033	56,821	359,128	(19,659)	15,933	8,206	—	—
Vanguard Long-Term Corporate Bond ETF[1]	362,402	70,176	420,034	(68,207)	55,663	10,914	—	—
Vanguard Market Liquidity Fund	258	NA2	NA2	—	—	42	—	7,498
Vanguard Short-Term Corporate Bond ETF[1]	404,500	75,405	478,920	(2,054)	1,069	10,045	—	—
Total	1,073,193	202,402	1,258,082	(89,920)	72,665	29,207	—	7,498
1	The fund invested in ETF Shares during the period, but sold the positions before period end.
2	Not applicable—purchases and sales are for temporary cash investment purposes.